As filed with the Securities and Exchange Commission on April 23, 2009

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [    ]

Pre-Effective Amendment No. [        ]

Post-Effective Amendment No. 4 ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [    ]

Amendment No. 5 ☑

(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service: William J. Forgione, Esquire Teachers Insurance and Annuity Association of America 8500 Andrew Carnegie Blvd. Charlotte, North Carolina 28262	Copy to: Jeffrey S. Puretz, Esquire Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on May 1, 2009, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:    Interests in a separate account funding variable annuity contracts.

PROSPECTUS — LEVEL 1

MAY 1, 2009

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through

TIAA Separate Account VA-3

of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. Currently, you cannot annuitize from any of the investment accounts. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2009. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 223-1200. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Large-Cap Value Index Fund
• 2010 Fund	■ TIAA-CREF Equity Index Fund
• 2015 Fund	■ TIAA-CREF S&P 500 Index Fund
• 2020 Fund	■ TIAA-CREF Mid-Cap Growth Index Fund
• 2025 Fund	■ TIAA-CREF Mid-Cap Value Index Fund
• 2030 Fund	■ TIAA-CREF Mid-Cap Blend Index Fund
• 2035 Fund	■ TIAA-CREF Small-Cap Growth Index Fund
• 2040 Fund	■ TIAA-CREF Small-Cap Value Index Fund
• 2045 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2050 Fund	■ TIAA-CREF International Equity Index Fund
• Retirement Income Fund	■ TIAA-CREF Social Choice Equity Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Real Estate Securities Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Bond Fund
■ TIAA-CREF Large-Cap Growth Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF Large-Cap Value Fund	■ TIAA-CREF Short-Term Bond Fund
■ TIAA-CREF Mid-Cap Growth Fund	■ TIAA-CREF High-Yield Fund
■ TIAA-CREF Mid-Cap Value Fund	■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF Small-Cap Equity Fund	■ TIAA-CREF Money Market Fund
■ TIAA-CREF Large-Cap Growth Index Fund

The following non-TIAA-CREF Funds:

■ American Funds Washington Mutual Investors Fund (Class R-5)

■ American Funds EuroPacific Growth Fund (Class R-5)

■ Western Asset Core Plus Bond Portfolio (Institutional Class)

■ T. Rowe Price® Institutional Large-Cap Growth Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on how well the underlying funds in the investment accounts of the separate account that you select do over time. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

NOTICE TO CONTRACTOWNERS

I. NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

Target Funds	Acquiring Funds
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund

TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II. NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the five investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III. REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

6	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2776.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2776.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	7

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Mid-Cap Growth Index Fund

•	TIAA-CREF Mid-Cap Value Index Fund

•	TIAA-CREF Mid-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Growth Index Fund

•	TIAA-CREF Small-Cap Value Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

8	Prospectus ■ TIAA Access

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

•	American Funds Washington Mutual Investors Fund (Class R-5)[1]

•	American Funds EuroPacific Growth Fund (Class R-5)[1]

•	Western Asset Core Plus Bond Portfolio (Institutional Class)

•	T. Rowe Price® Institutional Large-Cap Growth Fund

[1]	The American Funds investment accounts are generally only offered through these contracts to plans with a minimum of $100 million in plan assets.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

TIAA Access ■ Prospectus	9

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.15%
Total separate account annual charges	2.00%	0.22%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

10	Prospectus ■ TIAA Access

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses*	0.06%	7.93%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is April 30, 2009 to April 30, 2010)*	0.06%	0.58%

*	Including the expenses of any underlying funds in which the funds may invest.

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2008; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2008; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2008; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2008. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

TIAA Access ■ Prospectus	11

The following table lists the annual expenses for each fund’s most recently ended fiscal year†, as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers		Net Annual Fund Operating Expenses[4]
The Institutional Class of the TIAA-CREF Lifecycle Funds
• 2010 Fund[1]	0.10%	—	0.07%	0.41%	0.58%	0.17%		0.41%
• 2015 Fund[1]	0.10%	—	0.07%	0.42%	0.59%	0.17%		0.42%
• 2020 Fund[1]	0.10%	—	0.09%	0.44%	0.63%	0.19%		0.44%
• 2025 Fund[1]	0.10%	—	0.09%	0.45%	0.64%	0.19%		0.45%
• 2030 Fund[1]	0.10%	—	0.09%	0.46%	0.65%	0.19%		0.46%
• 2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%		0.47%
• 2040 Fund[1]	0.10%	—	0.08%	0.47%	0.65%	0.18%		0.47%
• 2045 Fund[1]	0.10%	—	6.30%	0.48%	6.88%	6.40%		0.48%
• 2050 Fund[1]	0.10%	—	7.36%	0.47%	7.93%	7.46%		0.47%
• Retirement Income Fund[1]	0.10%	—	1.39%	0.38%	1.87%	1.49%		0.38%
TIAA-CREF Growth & Income Fund[6]	0.45%	—	0.05%	—	0.50%	—	[7]	0.50%
TIAA-CREF International Equity Fund[5,6]	0.49%	—	0.05%	—	0.54%	—		0.54%
TIAA-CREF Large-Cap Growth Fund[6]	0.45%	—	0.09%	—	0.54%	0.02%	[7]	0.52%
TIAA-CREF Large-Cap Value Fund[6]	0.45%	—	0.04%	—	0.49%	—		0.49%
TIAA-CREF Mid-Cap Growth Fund[6]	0.48%	—	0.07%	0.01%	0.56%	—		0.56%
TIAA-CREF Mid-Cap Value Fund[6]	0.47%	—	0.04%	0.01%	0.52%	—		0.52%
TIAA-CREF Small-Cap Equity Fund[5,6]	0.48%	—	0.05%	—	0.53%	—		0.53%
TIAA-CREF Large-Cap Growth Index Fund[6]	0.04%	—	0.06%	—	0.10%	0.01%		0.09%
TIAA-CREF Large-Cap Value Index Fund[6]	0.04%	—	0.05%	0.01%	0.10%	—		0.10%
TIAA-CREF Equity Index Fund[6]	0.04%	—	0.03%	—	0.07%	—		0.07%
TIAA-CREF S&P 500 Index Fund[6]	0.04%	—	0.02%	—	0.06%	—		0.06%
TIAA-CREF Mid-Cap Growth Index Fund[6]	0.04%	—	0.28%	0.01%	0.33%	0.23%		0.10%
TIAA-CREF Mid-Cap Value Index Fund[6]	0.04%	—	0.12%	0.02%	0.18%	0.07%		0.11%
TIAA-CREF Mid-Cap Blend Index Fund[6]	0.04%	—	0.13%	0.01%	0.18%	0.08%		0.10%
TIAA-CREF Small-Cap Growth Index Fund[5,6]	0.04%	—	0.20%	0.01%	0.25%	0.15%		0.10%

12	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers		Net Annual Fund Operating Expenses[4]
TIAA-CREF Small-Cap Value Index Fund[5,6]	0.04%	—	0.17%	0.01%	0.22%	0.12%		0.10%
TIAA-CREF Small-Cap Blend Index Fund[5,6]	0.04%	—	0.12%	0.01%	0.17%	0.07%		0.10%
TIAA-CREF International Equity Index Fund[5,6]	0.04%	—	0.07%	0.01%	0.12%	—		0.12%
TIAA-CREF Social Choice Equity Fund[6]	0.15%	—	0.06%	0.01%	0.22%	—		0.22%
TIAA-CREF Real Estate Securities Fund[6]	0.50%	—	0.06%	—	0.56%	—		0.56%
TIAA-CREF Bond Fund[6]	0.30%	—	0.02%	—	0.32%	—		0.32%
TIAA-CREF Bond Plus Fund[6]	0.30%	—	0.08%	—	0.38%	0.03%		0.35%
TIAA-CREF Short-Term Bond Fund[6]	0.25%	—	0.12%	—	0.37%	0.07%		0.30%
TIAA-CREF High-Yield Fund[5,6]	0.35%	—	0.08%	—	0.43%	0.03%		0.40%
TIAA-CREF Inflation-Linked Bond Fund[6]	0.30%	—	0.04%	—	0.34%	—		0.34%
TIAA-CREF Money Market Fund[6]	0.10%	—	0.04%	—	0.14%	—		0.14%
American Funds Washington Mutual Investors Fund (Class R-5)[8]	0.26%	—	0.11%	—	0.37%	—		0.37%
American Funds EuroPacific Growth Fund (Class R-5)[8]	0.42%	—	0.13%	—	0.55%	—		0.55%
Western Asset Core Plus Bond Portfolio (Institutional Class)[9]	0.40%	—	0.06%	—	0.46%	—		0.46%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.03%	—	0.58%	—	[10]	0.58%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2008; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2008; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2008; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2008. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Index Fund, TIAA-CREF Mid-Cap Value Index Fund, TIAA-CREF Mid-Cap Blend Index Fund, TIAA-CREF Small-Cap Growth Index Fund, TIAA-CREF Small-Cap Value Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF International Equity Index Fund, and TIAA-CREF Social Choice Equity Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

TIAA Access ■ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

[1]

The Lifecycle Funds’ investment adviser has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2010. In addition, the adviser has contracted to reimburse these funds for all of the “Other Expenses” of the Institutional Class through January 31, 2010.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly to the fund shareholders, Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest. Each Lifecycle Fund’s “Acquired Fund Fees and Expenses” in the table are estimated based on the fund’s expected asset allocation immediately after it receives and reinvests its share of the proceeds from the planned liquidation and termination of the Growth Equity Fund on or about April 17, 2009 (“Growth Equity Fund Liquidation Date”). Each fund expects to reinvest these liquidation proceeds primarily in the Large-Cap Growth Fund and the Enhanced Large-Cap Growth Index Funds, which have higher fees and expenses than the Growth Equity Fund. Before the Growth Equity Fund Liquidation Date, however, each fund’s “Acquired Fund Fees and Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008; Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[3]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Total Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.53%); Lifecycle 2015 Fund (0.54%); Lifecycle 2020 Fund (0.57%); Lifecycle 2025 Fund (0.57%); Lifecycle 2030 Fund (0.58%); Lifecycle 2035 Fund (0.60%); Lifecycle 2040 Fund (0.57%); Lifecycle 2045 Fund (6.81%); Lifecycle 2050 Fund (7.87%); and Lifecycle Retirement Income Fund (1.84%).

[4]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Net Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[5]

This fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

[6]

Under the funds’ expense reimbursement arrangements, the funds’ adviser has contractually agreed to reimburse the funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed the following annual rates of average daily net assets: 0.09% for Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund and S&P 500 Index Fund; 0.15% for International Equity Index Fund and Money Market Fund; 0.22% for Social Choice Equity Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least April 30, 2010 (for the Index funds) and January 31, 2010 for the other funds, and can only be changed with the approval of the Board of Trustees.

14	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[7]

The Management Fee rate shown in the chart above reflects the full contractual rate that will be charged to the funds during 2009. This rate differs from the funds’ actual Management Fee rate during 2008, because the funds’ Management Fee was subject to a waiver for the first four months of that year.

[8]

The Washington Mutual Investors Fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. The EuroPacific Growth Fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses, and total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in the fund’s prospectus and in the fund’s annual report.

[9]

With respect to the Institutional Class, the Portfolio may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. These fees are new, and their effect on expenses is estimated based on current assets with respect to which the fees may be paid. If the fees are paid with respect to additional assets invested in the Institutional Class, the expenses of the share class may increase.

[10]

T. Rowe Price® has contractually obligated itself to waive any fees and bear any expenses through April 30, 2009, that would cause the ratio of expenses to average net assets to exceed 0.58%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price® by the fund whenever the fund's expense ratio is below 0.58%. However, no reimbursement will be made after April 30, 2011, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.58%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price® may be reimbursed.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$835	$2,423	$3,906	$7,199
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$29	$90	$158	$356

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

TIAA Access ■ Prospectus	15

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must be for at least $1,000 (except for systematic transfers which must be at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account

16	Prospectus ■ TIAA Access

value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

Currently, you may not annuitize from any of the investment accounts. However, we intend that full or partial variable annuity payments under life annuities from the investment account that invests in the TIAA-CREF Lifecycle Funds—Retirement Income Fund will be available on or before December 31, 2009. If you wish to elect annuity income before this feature is added, you will have to transfer your assets from your investment account(s) into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s. TIAA intends to rely on the exemptions provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the “1934 Act”) to the extent the requirement to file financial reports under the 1934 Act is determined to be applicable to depositors of variable contracts.

TIAA Access ■ Prospectus	17

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and one of the largest retirement systems in the world, based on assets under management. TIAA-CREF serves approximately 3.4 million people and over 15,400 institutions. As of December 31, 2008, TIAA’s assets were approximately $195.2 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization totaled approximately $363.0 billion (although CREF does not stand behind TIAA’s guarantees).

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Federal Income Taxes,” below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently consists of 40 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment

18	Prospectus ■ TIAA Access

account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on all outstanding contracts. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

TIAA Access ■ Prospectus	19

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 223-1200 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

20	Prospectus ■ TIAA Access

•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA Access ■ Prospectus	21

TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Large-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on the Russell 1000® Value Index.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index.

TIAA-CREF S&P 500 Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on the S&P 500® Index.

TIAA-CREF Mid-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on the Russell Midcap® Growth Index.

22	Prospectus ■ TIAA Access

TIAA-CREF Mid-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on the Russell Midcap® Value Index.

TIAA-CREF Mid-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on the Russell Midcap® Index.

TIAA-CREF Small-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on the Russell 2000® Growth Index.

TIAA-CREF Small-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on the Russell 2000® Value Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on the Russell 2000® Index.

TIAA-CREF International Equity Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index.

TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA Access ■ Prospectus	23

TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Short-Term Bond Fund

The fund seeks high current income consistent with preservation of capital.

TIAA-CREF High-Yield Fund

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

The following non-TIAA-CREF Funds:

American Funds Washington Mutual Investors Fund (Class R-5)2

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds EuroPacific Growth Fund (Class R-5)2

The fund seeks to provide long-term growth of capital. The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

Western Asset Core Plus Bond Portfolio (Institutional Class)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

[2]	The American Funds investment accounts are generally only offered to plans with a minimum of $100 million in plan assets.

24	Prospectus ■ TIAA Access

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of the variable annuity contracts.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISORS

Teachers Advisors, Inc. (“Teachers Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Teachers Advisors is a subsidiary of TIAA. Capital Research and Management Company (“Capital”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class). T. Rowe Price® Associates, Inc. (“T. Rowe”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Teachers Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts. Services also may make cash payments to certain third-party broker-dealers and others, such as third-party administrators of employer plans, who may provide TIAA access to their distribution platforms, as well as transaction processing or administrative services.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in

TIAA Access ■ Prospectus	25

part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.05% (but they may increase).

Furthermore, we receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

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•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this

TIAA Access ■ Prospectus	27

contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2776.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

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We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. We will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2776. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2776.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may

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change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, address, date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We

30	Prospectus ■ TIAA Access

calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a) equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
	(ii):	investment income and capital gains distributed to the investment account; less
	(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b) equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at

TIAA Access ■ Prospectus	31

www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2733. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers and cash withdrawals from a contract must be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

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There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

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TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

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We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, and the American Funds EuroPacific Growth Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment account that invests in the TIAA-CREF Money Market Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage

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in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation

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units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2009 the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Important to Note: Currently, you may not receive an income stream from all or part of the investment accounts. We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30

38	Prospectus ■ TIAA Access

days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

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You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This payout annuity is not available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer income payable from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

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We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March 31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

TIAA Access ■ Prospectus	41

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

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DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

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If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

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One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your TIAA Traditional Annuity accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your TIAA Traditional Annuity accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be

TIAA Access ■ Prospectus	45

paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

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•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a Real Estate Account lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate

TIAA Access ■ Prospectus	47

account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

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Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2009; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2009, the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes.

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These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

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State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to our Planning and Service Center, Customer Relations Unit (A2-01), 8500 Andrew Carnegie Blvd., Charlotte, NC 28262, telephone 800 223-1200.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 223-1200 and we will send it to you.

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Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 223-1200.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC. (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid for distribution of the contracts, although we pay Services a fee from our general account assets for sales of the contracts. We paid approximately $55,168 in fees to Services for fiscal year 2008 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to the contractowner during the quarter and in total;

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(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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TABLE OF CONTENTS FOR THE STATEMENT OF

ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

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APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2010 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.90 to $27.04	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Year	479,003	221,581

	Lifecycle 2015 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.92 to $27.06	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Year	371,431	186,773

	Lifecycle 2020 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.83 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Year	353,430	86,027

	Lifecycle 2025 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.82 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Year	316,684	102,109

	Lifecycle 2030 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.85 to $26.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Year	327,043	72,850

*	Commencement of operations.

TIAA Access ■ Prospectus	57

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2035 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.89 to $27.02	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Year	285,180	49,517

	Lifecycle 2040 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.95 to $27.08	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Year	420,584	98,454

	Lifecycle 2045 Sub-Account	Lifecycle 2050 Sub-Account
	For the period May 1, 2008* to December 31, 2008	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.00	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.07 to $16.13	$15.93 to $15.99
Accumulation Units Outstanding, End of Year	2,483	1,154

		Lifecycle Retirement Income Sub-Account
		For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest		$20.90 to $20.98
Accumulation Units Outstanding, End of Year		821

	TIAA-CREF Growth & Income Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.20 to $29.34	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Year	527,232	107,738

58	Prospectus ■ TIAA Access

continued

	TIAA-CREF International Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.84 to $28.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Year	1,461,156	901,017

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.72 to $29.87	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Year	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.41 to $24.54	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Year	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.51 to $28.65	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Year	289,932	132,954

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.69 to $25.82	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Year	1,517,415	328,297

TIAA Access ■ Prospectus	59

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.88 to $22.99	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Year	413,098	90,801

	TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.03 to $27.17	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.68	$27.03 to $27.17
Accumulation Units Outstanding, End of Year	510,599	143,561

	TIAA-CREF Large-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.47 to $24.60	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.43 to $15.50	$24.47 to $24.60
Accumulation Units Outstanding, End of Year	468,182	71,459

	TIAA-CREF Equity Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.62 to $25.75	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Year	13,859	4,544

	TIAA-CREF S&P 500 Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.78 to $25.91	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.23 to $16.31	$25.78 to $25.91
Accumulation Units Outstanding, End of Year	477,860	102,984

60	Prospectus ■ TIAA Access

continued

	TIAA-CREF Mid-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.63 to $26.76	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.82 to $14.89	$26.63 to $26.76
Accumulation Units Outstanding, End of Year	2,058	326

	TIAA-CREF Mid-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$23.76 to $23.88	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.62 to $14.69	$23.76 to $23.88
Accumulation Units Outstanding, End of Year	26,397	10,948

	TIAA-CREF Mid-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.35 to $25.48	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.77 to $14.92	$25.35 to $25.48
Accumulation Units Outstanding, End of Year	491,114	118,523

	TIAA-CREF Small-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.08 to $26.21	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.99 to $16.16	$26.08 to $26.21
Accumulation Units Outstanding, End of Year	203,384	66,208

	TIAA-CREF Small-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.11 to $22.23	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.65 to $15.82	$22.11 to $22.23
Accumulation Units Outstanding, End of Year	410,166	78,492

TIAA Access ■ Prospectus	61

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.06 to $24.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Year	20,290	2,591

	TIAA-CREF International Equity Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.23 to $27.37	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.72 to $15.79	$27.23 to $27.37
Accumulation Units Outstanding, End of Year	948,148	303,681

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.21 to $25.33	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Year	130,944	30,163

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$18.95 to $19.05	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Year	35,961	3,194

	TIAA-CREF Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.41 to $26.55	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Year	6,066	211

62	Prospectus ■ TIAA Access

continued

	TIAA-CREF Bond Plus Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.05 to $26.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Year	8,205	776

	TIAA-CREF Short-Term Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.12 to $26.25	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.73 to $26.86	$26.12 to $26.25
Accumulation Units Outstanding, End of Year	78,785	46,674

	TIAA-CREF High-Yield Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.48 to $25.60	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.47 to $20.57	$25.48 to $25.60
Accumulation Units Outstanding, End of Year	4,179	312

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.58 to $27.72	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Year	8,923	167

	TIAA-CREF Money Market Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.02 to $26.15	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15
Accumulation Units Outstanding, End of Year	48,466	168

TIAA Access ■ Prospectus	63

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

concluded

TIAA ACCESS

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
	For the year ending December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.47 to $25.52	@	$26.29 to $26.33	**
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.99 to $17.07		$25.47 to $25.52	@
Accumulation Units Outstanding, End of Year	45,591		114

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ending December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.44 to $29.51	#	$27.31 to $27.34	**
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.47 to $17.56		$29.44 to $29.51	#
Accumulation Units Outstanding, End of Year	670,715		110

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ending December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.51 to $25.64		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$23.02 to $23.13		$25.51 to $25.64
Accumulation Units Outstanding, End of Year	168,312		52,626

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ending December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.55 to $26.68		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.67 to $15.74		$26.55 to $26.68
Accumulation Units Outstanding, End of Year	150,057		68,088

**	The Accumulation Unit Fair Value changed from $25.00.
@	The Accumulation Unit Fair Value changed from $25.40 to $25.52.
#	The Accumulation Unit Fair Value changed from $29.36 to $29.51.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 2

MAY 1, 2009

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through

TIAA Separate Account VA-3

of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. Currently, you cannot annuitize from any of the investment accounts. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2009. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 223-1200. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Large-Cap Value Index Fund
• 2010 Fund	■ TIAA-CREF Equity Index Fund
• 2015 Fund	■ TIAA-CREF S&P 500 Index Fund
• 2020 Fund	■ TIAA-CREF Mid-Cap Growth Index Fund
• 2025 Fund	■ TIAA-CREF Mid-Cap Value Index Fund
• 2030 Fund	■ TIAA-CREF Mid-Cap Blend Index Fund
• 2035 Fund	■ TIAA-CREF Small-Cap Growth Index Fund
• 2040 Fund	■ TIAA-CREF Small-Cap Value Index Fund
• 2045 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2050 Fund	■ TIAA-CREF International Equity Index Fund
• Retirement Income Fund	■ TIAA-CREF Social Choice Equity Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Real Estate Securities Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Bond Fund
■ TIAA-CREF Large-Cap Growth Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF Large-Cap Value Fund	■ TIAA-CREF Short-Term Bond Fund
■ TIAA-CREF Mid-Cap Growth Fund	■ TIAA-CREF High-Yield Fund
■ TIAA-CREF Mid-Cap Value Fund	■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF Small-Cap Equity Fund	■ TIAA-CREF Money Market Fund
■ TIAA-CREF Large-Cap Growth Index Fund

The following non-TIAA-CREF Funds:

■ American Funds Washington Mutual Investors Fund (Class R-5)

■ American Funds EuroPacific Growth Fund (Class R-5)

■ Western Asset Core Plus Bond Portfolio (Institutional Class)

■ T. Rowe Price® Institutional Large-Cap Growth Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on how well the underlying funds in the investment accounts of the separate account that you select do over time. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

NOTICE TO CONTRACTOWNERS

I. NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

Target Funds	Acquiring Funds
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund

TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II. NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the five investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III. REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

6	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2776.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2776.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	7

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Mid-Cap Growth Index Fund

•	TIAA-CREF Mid-Cap Value Index Fund

•	TIAA-CREF Mid-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Growth Index Fund

•	TIAA-CREF Small-Cap Value Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

8	Prospectus ■ TIAA Access

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

•	American Funds Washington Mutual Investors Fund (Class R-5)[1]

•	American Funds EuroPacific Growth Fund (Class R-5)[1]

•	Western Asset Core Plus Bond Portfolio (Institutional Class)

•	T. Rowe Price® Institutional Large-Cap Growth Fund

[1]	The American Funds investment accounts are generally only offered through these contracts to plans with a minimum of $100 million in plan assets.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

TIAA Access ■ Prospectus	9

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.25%
Total separate account annual charges	2.00%	0.32%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

10	Prospectus ■ TIAA Access

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses*	0.06%	7.93%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is April 30, 2009 to April 30, 2010)*	0.06%	0.58%

*	Including the expenses of any underlying funds in which the funds may invest.

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2008; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2008; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2008; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2008. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

TIAA Access ■ Prospectus	11

The following table lists the annual expenses for each fund’s most recently ended fiscal year†, as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers		Net Annual Fund Operating Expenses[4]
The Institutional Class of the TIAA-CREF Lifecycle Funds
• 2010 Fund[1]	0.10%	—	0.07%	0.41%	0.58%	0.17%		0.41%
• 2015 Fund[1]	0.10%	—	0.07%	0.42%	0.59%	0.17%		0.42%
• 2020 Fund[1]	0.10%	—	0.09%	0.44%	0.63%	0.19%		0.44%
• 2025 Fund[1]	0.10%	—	0.09%	0.45%	0.64%	0.19%		0.45%
• 2030 Fund[1]	0.10%	—	0.09%	0.46%	0.65%	0.19%		0.46%
• 2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%		0.47%
• 2040 Fund[1]	0.10%	—	0.08%	0.47%	0.65%	0.18%		0.47%
• 2045 Fund[1]	0.10%	—	6.30%	0.48%	6.88%	6.40%		0.48%
• 2050 Fund[1]	0.10%	—	7.36%	0.47%	7.93%	7.46%		0.47%
• Retirement Income Fund[1]	0.10%	—	1.39%	0.38%	1.87%	1.49%		0.38%
TIAA-CREF Growth & Income Fund[6]	0.45%	—	0.05%	—	0.50%	—	[7]	0.50%
TIAA-CREF International Equity Fund[5,6]	0.49%	—	0.05%	—	0.54%	—		0.54%
TIAA-CREF Large-Cap Growth Fund[6]	0.45%	—	0.09%	—	0.54%	0.02%	[7]	0.52%
TIAA-CREF Large-Cap Value Fund[6]	0.45%	—	0.04%	—	0.49%	—		0.49%
TIAA-CREF Mid-Cap Growth Fund[6]	0.48%	—	0.07%	0.01%	0.56%	—		0.56%
TIAA-CREF Mid-Cap Value Fund[6]	0.47%	—	0.04%	0.01%	0.52%	—		0.52%
TIAA-CREF Small-Cap Equity Fund[5,6]	0.48%	—	0.05%	—	0.53%	—		0.53%
TIAA-CREF Large-Cap Growth Index Fund[6]	0.04%	—	0.06%	—	0.10%	0.01%		0.09%
TIAA-CREF Large-Cap Value Index Fund[6]	0.04%	—	0.05%	0.01%	0.10%	—		0.10%
TIAA-CREF Equity Index Fund[6]	0.04%	—	0.03%	—	0.07%	—		0.07%
TIAA-CREF S&P 500 Index Fund[6]	0.04%	—	0.02%	—	0.06%	—		0.06%
TIAA-CREF Mid-Cap Growth Index Fund[6]	0.04%	—	0.28%	0.01%	0.33%	0.23%		0.10%
TIAA-CREF Mid-Cap Value Index Fund[6]	0.04%	—	0.12%	0.02%	0.18%	0.07%		0.11%
TIAA-CREF Mid-Cap Blend Index Fund[6]	0.04%	—	0.13%	0.01%	0.18%	0.08%		0.10%
TIAA-CREF Small-Cap Growth Index Fund[5,6]	0.04%	—	0.20%	0.01%	0.25%	0.15%		0.10%

12	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers		Net Annual Fund Operating Expenses[4]
TIAA-CREF Small-Cap Value Index Fund[5,6]	0.04%	—	0.17%	0.01%	0.22%	0.12%		0.10%
TIAA-CREF Small-Cap Blend Index Fund[5,6]	0.04%	—	0.12%	0.01%	0.17%	0.07%		0.10%
TIAA-CREF International Equity Index Fund[5,6]	0.04%	—	0.07%	0.01%	0.12%	—		0.12%
TIAA-CREF Social Choice Equity Fund[6]	0.15%	—	0.06%	0.01%	0.22%	—		0.22%
TIAA-CREF Real Estate Securities Fund[6]	0.50%	—	0.06%	—	0.56%	—		0.56%
TIAA-CREF Bond Fund[6]	0.30%	—	0.02%	—	0.32%	—		0.32%
TIAA-CREF Bond Plus Fund[6]	0.30%	—	0.08%	—	0.38%	0.03%		0.35%
TIAA-CREF Short-Term Bond Fund[6]	0.25%	—	0.12%	—	0.37%	0.07%		0.30%
TIAA-CREF High-Yield Fund[5,6]	0.35%	—	0.08%	—	0.43%	0.03%		0.40%
TIAA-CREF Inflation-Linked Bond Fund[6]	0.30%	—	0.04%	—	0.34%	—		0.34%
TIAA-CREF Money Market Fund[6]	0.10%	—	0.04%	—	0.14%	—		0.14%
American Funds Washington Mutual Investors Fund (Class R-5)[8]	0.26%	—	0.11%	—	0.37%	—		0.37%
American Funds EuroPacific Growth Fund (Class R-5)[8]	0.42%	—	0.13%	—	0.55%	—		0.55%
Western Asset Core Plus Bond Portfolio (Institutional Class)[9]	0.40%	—	0.06%	—	0.46%	—		0.46%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.03%	—	0.58%	—	[10]	0.58%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2008; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2008; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2008; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2008. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Index Fund, TIAA-CREF Mid-Cap Value Index Fund, TIAA-CREF Mid-Cap Blend Index Fund, TIAA-CREF Small-Cap Growth Index Fund, TIAA-CREF Small-Cap Value Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF International Equity Index Fund, and TIAA-CREF Social Choice Equity Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

TIAA Access ■ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

[1]

The Lifecycle Funds’ investment adviser has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2010. In addition, the adviser has contracted to reimburse these funds for all of the “Other Expenses” of the Institutional Class through January 31, 2010.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly to the fund shareholders, Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest. Each Lifecycle Fund’s “Acquired Fund Fees and Expenses” in the table are estimated based on the fund’s expected asset allocation immediately after it receives and reinvests its share of the proceeds from the planned liquidation and termination of the Growth Equity Fund on or about April 17, 2009 (“Growth Equity Fund Liquidation Date”). Each fund expects to reinvest these liquidation proceeds primarily in the Large-Cap Growth Fund and the Enhanced Large-Cap Growth Index Funds, which have higher fees and expenses than the Growth Equity Fund. Before the Growth Equity Fund Liquidation Date, however, each fund’s “Acquired Fund Fees and Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008; Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[3]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Total Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.53%); Lifecycle 2015 Fund (0.54%); Lifecycle 2020 Fund (0.57%); Lifecycle 2025 Fund (0.57%); Lifecycle 2030 Fund (0.58%); Lifecycle 2035 Fund (0.60%); Lifecycle 2040 Fund (0.57%); Lifecycle 2045 Fund (6.81%); Lifecycle 2050 Fund (7.87%); and Lifecycle Retirement Income Fund (1.84%).

[4]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Net Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[5]

This fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

[6]

Under the funds’ expense reimbursement arrangements, the funds’ adviser has contractually agreed to reimburse the funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed the following annual rates of average daily net assets: 0.09% for Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund and S&P 500 Index Fund; 0.15% for International Equity Index Fund and Money Market Fund; 0.22% for Social Choice Equity Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least April 30, 2010 (for the Index funds) and January 31, 2010 for the other funds, and can only be changed with the approval of the Board of Trustees.

14	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[7]

The Management Fee rate shown in the chart above reflects the full contractual rate that will be charged to the funds during 2009. This rate differs from the funds’ actual Management Fee rate during 2008, because the funds’ Management Fee was subject to a waiver for the first four months of that year.

[8]

The Washington Mutual Investors Fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. The EuroPacific Growth Fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses, and total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in the fund’s prospectus and in the fund’s annual report.

[9]

With respect to the Institutional Class, the Portfolio may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. These fees are new, and their effect on expenses is estimated based on current assets with respect to which the fees may be paid. If the fees are paid with respect to additional assets invested in the Institutional Class, the expenses of the share class may increase.

[10]

T. Rowe Price® has contractually obligated itself to waive any fees and bear any expenses through April 30, 2009, that would cause the ratio of expenses to average net assets to exceed 0.58%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price® by the fund whenever the fund's expense ratio is below 0.58%. However, no reimbursement will be made after April 30, 2011, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.58%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price® may be reimbursed.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$846	$2,450	$3,946	$7,255
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$39	$122	$214	$481

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

TIAA Access ■ Prospectus	15

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must be for at least $1,000 (except for systematic transfers which must be at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account

16	Prospectus ■ TIAA Access

value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

Currently, you may not annuitize from any of the investment accounts. However, we intend that full or partial variable annuity payments under life annuities from the investment account that invests in the TIAA-CREF Lifecycle Funds—Retirement Income Fund will be available on or before December 31, 2009. If you wish to elect annuity income before this feature is added, you will have to transfer your assets from your investment account(s) into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s. TIAA intends to rely on the exemptions provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the “1934 Act”) to the extent the requirement to file financial reports under the 1934 Act is determined to be applicable to depositors of variable contracts.

TIAA Access ■ Prospectus	17

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and one of the largest retirement systems in the world, based on assets under management. TIAA-CREF serves approximately 3.4 million people and over 15,400 institutions. As of December 31, 2008, TIAA’s assets were approximately $195.2 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization totaled approximately $363.0 billion (although CREF does not stand behind TIAA’s guarantees).

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Federal Income Taxes,” below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently consists of 40 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment

18	Prospectus ■ TIAA Access

account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on all outstanding contracts. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

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Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 223-1200 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

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•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

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TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Large-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on the Russell 1000® Value Index.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index.

TIAA-CREF S&P 500 Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on the S&P 500® Index.

TIAA-CREF Mid-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on the Russell Midcap® Growth Index.

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TIAA-CREF Mid-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on the Russell Midcap® Value Index.

TIAA-CREF Mid-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on the Russell Midcap® Index.

TIAA-CREF Small-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on the Russell 2000® Growth Index.

TIAA-CREF Small-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on the Russell 2000® Value Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on the Russell 2000® Index.

TIAA-CREF International Equity Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index.

TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

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TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Short-Term Bond Fund

The fund seeks high current income consistent with preservation of capital.

TIAA-CREF High-Yield Fund

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

The following non-TIAA-CREF Funds:

American Funds Washington Mutual Investors Fund (Class R-5)2

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds EuroPacific Growth Fund (Class R-5)2

The fund seeks to provide long-term growth of capital. The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

Western Asset Core Plus Bond Portfolio (Institutional Class)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

[2]	The American Funds investment accounts are generally only offered to plans with a minimum of $100 million in plan assets.

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Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of the variable annuity contracts.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISORS

Teachers Advisors, Inc. (“Teachers Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Teachers Advisors is a subsidiary of TIAA. Capital Research and Management Company (“Capital”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class). T. Rowe Price® Associates, Inc. (“T. Rowe”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Teachers Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts. Services also may make cash payments to certain third-party broker-dealers and others, such as third-party administrators of employer plans, who may provide TIAA access to their distribution platforms, as well as transaction processing or administrative services.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in

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part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.05% (but they may increase).

Furthermore, we receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

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•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this

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contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2776.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

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We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. We will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2776. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2776.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may

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change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, address, date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We

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calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a) equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
	(ii):	investment income and capital gains distributed to the investment account; less
	(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b) equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at

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www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2733. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers and cash withdrawals from a contract must be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

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There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

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TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

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We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, and the American Funds EuroPacific Growth Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment account that invests in the TIAA-CREF Money Market Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage

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in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation

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units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2009 the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Important to Note: Currently, you may not receive an income stream from all or part of the investment accounts. We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30

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days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

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You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This payout annuity is not available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer income payable from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

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We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March 31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

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The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

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DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

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If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

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One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your TIAA Traditional Annuity accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your TIAA Traditional Annuity accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be

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paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

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•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a Real Estate Account lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate

TIAA Access ■ Prospectus	47

account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

48	Prospectus ■ TIAA Access

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2009; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2009, the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes.

TIAA Access ■ Prospectus	49

These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

50	Prospectus ■ TIAA Access

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to our Planning and Service Center, Customer Relations Unit (A2-01), 8500 Andrew Carnegie Blvd., Charlotte, NC 28262, telephone 800 223-1200.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 223-1200 and we will send it to you.

TIAA Access ■ Prospectus	51

Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 223-1200.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC. (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid for distribution of the contracts, although we pay Services a fee from our general account assets for sales of the contracts. We paid approximately $55,168 in fees to Services for fiscal year 2008 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to the contractowner during the quarter and in total;

52	Prospectus ■ TIAA Access

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

TIAA Access ■ Prospectus	53

TABLE OF CONTENTS FOR THE STATEMENT OF

ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

54	Prospectus ■ TIAA Access

[This page intentionally left blank.]

TIAA Access ■ Prospectus	55

APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

56	Prospectus ■ TIAA Access

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2010 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.90 to $27.04	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Year	479,003	221,581

	Lifecycle 2015 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.92 to $27.06	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Year	371,431	186,773

	Lifecycle 2020 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.83 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Year	353,430	86,027

	Lifecycle 2025 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.82 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Year	316,684	102,109

	Lifecycle 2030 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.85 to $26.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Year	327,043	72,850

*	Commencement of operations.

TIAA Access ■ Prospectus	57

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2035 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.89 to $27.02	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Year	285,180	49,517

	Lifecycle 2040 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.95 to $27.08	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Year	420,584	98,454

	Lifecycle 2045 Sub-Account	Lifecycle 2050 Sub-Account
	For the period May 1, 2008* to December 31, 2008	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.00	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.07 to $16.13	$15.93 to $15.99
Accumulation Units Outstanding, End of Year	2,483	1,154

		Lifecycle Retirement Income Sub-Account
		For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest		$20.90 to $20.98
Accumulation Units Outstanding, End of Year		821

	TIAA-CREF Growth & Income Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.20 to $29.34	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Year	527,232	107,738

58	Prospectus ■ TIAA Access

continued

	TIAA-CREF International Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.84 to $28.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Year	1,461,156	901,017

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.72 to $29.87	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Year	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.41 to $24.54	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Year	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.51 to $28.65	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Year	289,932	132,954

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.69 to $25.82	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Year	1,517,415	328,297

TIAA Access ■ Prospectus	59

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.88 to $22.99	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Year	413,098	90,801

	TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.03 to $27.17	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.68	$27.03 to $27.17
Accumulation Units Outstanding, End of Year	510,599	143,561

	TIAA-CREF Large-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.47 to $24.60	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.43 to $15.50	$24.47 to $24.60
Accumulation Units Outstanding, End of Year	468,182	71,459

	TIAA-CREF Equity Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.62 to $25.75	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Year	13,859	4,544

	TIAA-CREF S&P 500 Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.78 to $25.91	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.23 to $16.31	$25.78 to $25.91
Accumulation Units Outstanding, End of Year	477,860	102,984

60	Prospectus ■ TIAA Access

continued

	TIAA-CREF Mid-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.63 to $26.76	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.82 to $14.89	$26.63 to $26.76
Accumulation Units Outstanding, End of Year	2,058	326

	TIAA-CREF Mid-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$23.76 to $23.88	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.62 to $14.69	$23.76 to $23.88
Accumulation Units Outstanding, End of Year	26,397	10,948

	TIAA-CREF Mid-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.35 to $25.48	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.77 to $14.92	$25.35 to $25.48
Accumulation Units Outstanding, End of Year	491,114	118,523

	TIAA-CREF Small-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.08 to $26.21	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.99 to $16.16	$26.08 to $26.21
Accumulation Units Outstanding, End of Year	203,384	66,208

	TIAA-CREF Small-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.11 to $22.23	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.65 to $15.82	$22.11 to $22.23
Accumulation Units Outstanding, End of Year	410,166	78,492

TIAA Access ■ Prospectus	61

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.06 to $24.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Year	20,290	2,591

	TIAA-CREF International Equity Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.23 to $27.37	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.72 to $15.79	$27.23 to $27.37
Accumulation Units Outstanding, End of Year	948,148	303,681

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.21 to $25.33	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Year	130,944	30,163

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$18.95 to $19.05	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Year	35,961	3,194

	TIAA-CREF Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.41 to $26.55	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Year	6,066	211

62	Prospectus ■ TIAA Access

continued

	TIAA-CREF Bond Plus Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.05 to $26.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Year	8,205	776

	TIAA-CREF Short-Term Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.12 to $26.25	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.73 to $26.86	$26.12 to $26.25
Accumulation Units Outstanding, End of Year	78,785	46,674

	TIAA-CREF High-Yield Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.48 to $25.60	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.47 to $20.57	$25.48 to $25.60
Accumulation Units Outstanding, End of Year	4,179	312

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.58 to $27.72	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Year	8,923	167

	TIAA-CREF Money Market Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.02 to $26.15	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15
Accumulation Units Outstanding, End of Year	48,466	168

TIAA Access ■ Prospectus	63

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

concluded

TIAA ACCESS

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
	For the year ending December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.47 to $25.52	@	$26.29 to $26.33	**
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.99 to $17.07		$25.47 to $25.52	@
Accumulation Units Outstanding, End of Year	45,591		114

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ending December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.44 to $29.51	#	$27.31 to $27.34	**
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.47 to $17.56		$29.44 to $29.51	#
Accumulation Units Outstanding, End of Year	670,715		110

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ending December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.51 to $25.64		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$23.02 to $23.13		$25.51 to $25.64
Accumulation Units Outstanding, End of Year	168,312		52,626

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ending December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.55 to $26.68		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.67 to $15.74		$26.55 to $26.68
Accumulation Units Outstanding, End of Year	150,057		68,088

**	The Accumulation Unit Fair Value changed from $25.00.
@	The Accumulation Unit Fair Value changed from $25.40 to $25.52.
#	The Accumulation Unit Fair Value changed from $29.36 to $29.51.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 3

MAY 1, 2009

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through

TIAA Separate Account VA-3

of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. Currently, you cannot annuitize from any of the investment accounts. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2009. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 223-1200. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Large-Cap Value Index Fund
• 2010 Fund	■ TIAA-CREF Equity Index Fund
• 2015 Fund	■ TIAA-CREF S&P 500 Index Fund
• 2020 Fund	■ TIAA-CREF Mid-Cap Growth Index Fund
• 2025 Fund	■ TIAA-CREF Mid-Cap Value Index Fund
• 2030 Fund	■ TIAA-CREF Mid-Cap Blend Index Fund
• 2035 Fund	■ TIAA-CREF Small-Cap Growth Index Fund
• 2040 Fund	■ TIAA-CREF Small-Cap Value Index Fund
• 2045 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2050 Fund	■ TIAA-CREF International Equity Index Fund
• Retirement Income Fund	■ TIAA-CREF Social Choice Equity Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Real Estate Securities Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Bond Fund
■ TIAA-CREF Large-Cap Growth Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF Large-Cap Value Fund	■ TIAA-CREF Short-Term Bond Fund
■ TIAA-CREF Mid-Cap Growth Fund	■ TIAA-CREF High-Yield Fund
■ TIAA-CREF Mid-Cap Value Fund	■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF Small-Cap Equity Fund	■ TIAA-CREF Money Market Fund
■ TIAA-CREF Large-Cap Growth Index Fund

The following non-TIAA-CREF Funds:

■ American Funds Washington Mutual Investors Fund (Class R-5)

■ American Funds EuroPacific Growth Fund (Class R-5)

■ Western Asset Core Plus Bond Portfolio (Institutional Class)

■ T. Rowe Price® Institutional Large-Cap Growth Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity*

■	GA (Group Annuity) and Institutionally Owned GSRAs

*	These contracts may not be available under your plan, see “The annuity contracts.”

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on how well the underlying funds in the investment accounts of the separate account that you select do over time. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

NOTICE TO CONTRACTOWNERS

I. NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

Target Funds	Acquiring Funds
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund

TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II. NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the five investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III. REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

6	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2776.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2776.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	7

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Mid-Cap Growth Index Fund

•	TIAA-CREF Mid-Cap Value Index Fund

•	TIAA-CREF Mid-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Growth Index Fund

•	TIAA-CREF Small-Cap Value Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

8	Prospectus ■ TIAA Access

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

•	American Funds Washington Mutual Investors Fund (Class R-5)[1]

•	American Funds EuroPacific Growth Fund (Class R-5)[1]

•	Western Asset Core Plus Bond Portfolio (Institutional Class)

•	T. Rowe Price® Institutional Large-Cap Growth Fund

[1]	The American Funds investment accounts are generally only offered through these contracts to plans with a minimum of $100 million in plan assets.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

TIAA Access ■ Prospectus	9

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.40%
Total separate account annual charges	2.00%	0.47%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

10	Prospectus ■ TIAA Access

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses*	0.06%	7.93%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is April 30, 2009 to April 30, 2010)*	0.06%	0.58%

*	Including the expenses of any underlying funds in which the funds may invest.

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2008; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2008; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2008; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2008. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

TIAA Access ■ Prospectus	11

The following table lists the annual expenses for each fund’s most recently ended fiscal year†, as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers		Net Annual Fund Operating Expenses[4]
The Institutional Class of the TIAA-CREF Lifecycle Funds
• 2010 Fund[1]	0.10%	—	0.07%	0.41%	0.58%	0.17%		0.41%
• 2015 Fund[1]	0.10%	—	0.07%	0.42%	0.59%	0.17%		0.42%
• 2020 Fund[1]	0.10%	—	0.09%	0.44%	0.63%	0.19%		0.44%
• 2025 Fund[1]	0.10%	—	0.09%	0.45%	0.64%	0.19%		0.45%
• 2030 Fund[1]	0.10%	—	0.09%	0.46%	0.65%	0.19%		0.46%
• 2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%		0.47%
• 2040 Fund[1]	0.10%	—	0.08%	0.47%	0.65%	0.18%		0.47%
• 2045 Fund[1]	0.10%	—	6.30%	0.48%	6.88%	6.40%		0.48%
• 2050 Fund[1]	0.10%	—	7.36%	0.47%	7.93%	7.46%		0.47%
• Retirement Income Fund[1]	0.10%	—	1.39%	0.38%	1.87%	1.49%		0.38%
TIAA-CREF Growth & Income Fund[6]	0.45%	—	0.05%	—	0.50%	—	[7]	0.50%
TIAA-CREF International Equity Fund[5,6]	0.49%	—	0.05%	—	0.54%	—		0.54%
TIAA-CREF Large-Cap Growth Fund[6]	0.45%	—	0.09%	—	0.54%	0.02%	[7]	0.52%
TIAA-CREF Large-Cap Value Fund[6]	0.45%	—	0.04%	—	0.49%	—		0.49%
TIAA-CREF Mid-Cap Growth Fund[6]	0.48%	—	0.07%	0.01%	0.56%	—		0.56%
TIAA-CREF Mid-Cap Value Fund[6]	0.47%	—	0.04%	0.01%	0.52%	—		0.52%
TIAA-CREF Small-Cap Equity Fund[5,6]	0.48%	—	0.05%	—	0.53%	—		0.53%
TIAA-CREF Large-Cap Growth Index Fund[6]	0.04%	—	0.06%	—	0.10%	0.01%		0.09%
TIAA-CREF Large-Cap Value Index Fund[6]	0.04%	—	0.05%	0.01%	0.10%	—		0.10%
TIAA-CREF Equity Index Fund[6]	0.04%	—	0.03%	—	0.07%	—		0.07%
TIAA-CREF S&P 500 Index Fund[6]	0.04%	—	0.02%	—	0.06%	—		0.06%
TIAA-CREF Mid-Cap Growth Index Fund[6]	0.04%	—	0.28%	0.01%	0.33%	0.23%		0.10%
TIAA-CREF Mid-Cap Value Index Fund[6]	0.04%	—	0.12%	0.02%	0.18%	0.07%		0.11%
TIAA-CREF Mid-Cap Blend Index Fund[6]	0.04%	—	0.13%	0.01%	0.18%	0.08%		0.10%
TIAA-CREF Small-Cap Growth Index Fund[5,6]	0.04%	—	0.20%	0.01%	0.25%	0.15%		0.10%

12	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers		Net Annual Fund Operating Expenses[4]
TIAA-CREF Small-Cap Value Index Fund[5,6]	0.04%	—	0.17%	0.01%	0.22%	0.12%		0.10%
TIAA-CREF Small-Cap Blend Index Fund[5,6]	0.04%	—	0.12%	0.01%	0.17%	0.07%		0.10%
TIAA-CREF International Equity Index Fund[5,6]	0.04%	—	0.07%	0.01%	0.12%	—		0.12%
TIAA-CREF Social Choice Equity Fund[6]	0.15%	—	0.06%	0.01%	0.22%	—		0.22%
TIAA-CREF Real Estate Securities Fund[6]	0.50%	—	0.06%	—	0.56%	—		0.56%
TIAA-CREF Bond Fund[6]	0.30%	—	0.02%	—	0.32%	—		0.32%
TIAA-CREF Bond Plus Fund[6]	0.30%	—	0.08%	—	0.38%	0.03%		0.35%
TIAA-CREF Short-Term Bond Fund[6]	0.25%	—	0.12%	—	0.37%	0.07%		0.30%
TIAA-CREF High-Yield Fund[5,6]	0.35%	—	0.08%	—	0.43%	0.03%		0.40%
TIAA-CREF Inflation-Linked Bond Fund[6]	0.30%	—	0.04%	—	0.34%	—		0.34%
TIAA-CREF Money Market Fund[6]	0.10%	—	0.04%	—	0.14%	—		0.14%
American Funds Washington Mutual Investors Fund (Class R-5)[8]	0.26%	—	0.11%	—	0.37%	—		0.37%
American Funds EuroPacific Growth Fund (Class R-5)[8]	0.42%	—	0.13%	—	0.55%	—		0.55%
Western Asset Core Plus Bond Portfolio (Institutional Class)[9]	0.40%	—	0.06%	—	0.46%	—		0.46%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.03%	—	0.58%	—	[10]	0.58%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2008; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2008; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2008; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2008. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Index Fund, TIAA-CREF Mid-Cap Value Index Fund, TIAA-CREF Mid-Cap Blend Index Fund, TIAA-CREF Small-Cap Growth Index Fund, TIAA-CREF Small-Cap Value Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF International Equity Index Fund, and TIAA-CREF Social Choice Equity Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

TIAA Access ■ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

[1]

The Lifecycle Funds’ investment adviser has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2010. In addition, the adviser has contracted to reimburse these funds for all of the “Other Expenses” of the Institutional Class through January 31, 2010.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly to the fund shareholders, Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest. Each Lifecycle Fund’s “Acquired Fund Fees and Expenses” in the table are estimated based on the fund’s expected asset allocation immediately after it receives and reinvests its share of the proceeds from the planned liquidation and termination of the Growth Equity Fund on or about April 17, 2009 (“Growth Equity Fund Liquidation Date”). Each fund expects to reinvest these liquidation proceeds primarily in the Large-Cap Growth Fund and the Enhanced Large-Cap Growth Index Funds, which have higher fees and expenses than the Growth Equity Fund. Before the Growth Equity Fund Liquidation Date, however, each fund’s “Acquired Fund Fees and Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008; Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[3]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Total Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.53%); Lifecycle 2015 Fund (0.54%); Lifecycle 2020 Fund (0.57%); Lifecycle 2025 Fund (0.57%); Lifecycle 2030 Fund (0.58%); Lifecycle 2035 Fund (0.60%); Lifecycle 2040 Fund (0.57%); Lifecycle 2045 Fund (6.81%); Lifecycle 2050 Fund (7.87%); and Lifecycle Retirement Income Fund (1.84%).

[4]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Net Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[5]

This fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

[6]

Under the funds’ expense reimbursement arrangements, the funds’ adviser has contractually agreed to reimburse the funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed the following annual rates of average daily net assets: 0.09% for Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund and S&P 500 Index Fund; 0.15% for International Equity Index Fund and Money Market Fund; 0.22% for Social Choice Equity Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least April 30, 2010 (for the Index funds) and January 31, 2010 for the other funds, and can only be changed with the approval of the Board of Trustees.

14	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[7]

The Management Fee rate shown in the chart above reflects the full contractual rate that will be charged to the funds during 2009. This rate differs from the funds’ actual Management Fee rate during 2008, because the funds’ Management Fee was subject to a waiver for the first four months of that year.

[8]

The Washington Mutual Investors Fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. The EuroPacific Growth Fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses, and total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in the fund’s prospectus and in the fund’s annual report.

[9]

With respect to the Institutional Class, the Portfolio may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. These fees are new, and their effect on expenses is estimated based on current assets with respect to which the fees may be paid. If the fees are paid with respect to additional assets invested in the Institutional Class, the expenses of the share class may increase.

[10]

T. Rowe Price® has contractually obligated itself to waive any fees and bear any expenses through April 30, 2009, that would cause the ratio of expenses to average net assets to exceed 0.58%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price® by the fund whenever the fund's expense ratio is below 0.58%. However, no reimbursement will be made after April 30, 2011, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.58%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price® may be reimbursed.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$861	$2,491	$4,005	$7,338
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$54	$170	$297	$666

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

TIAA Access ■ Prospectus	15

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must be for at least $1,000 (except for systematic transfers which must be at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account

16	Prospectus ■ TIAA Access

value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

Currently, you may not annuitize from any of the investment accounts. However, we intend that full or partial variable annuity payments under life annuities from the investment account that invests in the TIAA-CREF Lifecycle Funds—Retirement Income Fund will be available on or before December 31, 2009. If you wish to elect annuity income before this feature is added, you will have to transfer your assets from your investment account(s) into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s. TIAA intends to rely on the exemptions provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the “1934 Act”) to the extent the requirement to file financial reports under the 1934 Act is determined to be applicable to depositors of variable contracts.

TIAA Access ■ Prospectus	17

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and one of the largest retirement systems in the world, based on assets under management. TIAA-CREF serves approximately 3.4 million people and over 15,400 institutions. As of December 31, 2008, TIAA’s assets were approximately $195.2 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization totaled approximately $363.0 billion (although CREF does not stand behind TIAA’s guarantees).

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Federal Income Taxes,” below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently consists of 40 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment

18	Prospectus ■ TIAA Access

account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on all outstanding contracts. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

TIAA Access ■ Prospectus	19

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 223-1200 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

20	Prospectus ■ TIAA Access

•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA Access ■ Prospectus	21

TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Large-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on the Russell 1000® Value Index.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index.

TIAA-CREF S&P 500 Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on the S&P 500® Index.

TIAA-CREF Mid-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on the Russell Midcap® Growth Index.

22	Prospectus ■ TIAA Access

TIAA-CREF Mid-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on the Russell Midcap® Value Index.

TIAA-CREF Mid-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on the Russell Midcap® Index.

TIAA-CREF Small-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on the Russell 2000® Growth Index.

TIAA-CREF Small-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on the Russell 2000® Value Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on the Russell 2000® Index.

TIAA-CREF International Equity Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index.

TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA Access ■ Prospectus	23

TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Short-Term Bond Fund

The fund seeks high current income consistent with preservation of capital.

TIAA-CREF High-Yield Fund

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

The following non-TIAA-CREF Funds:

American Funds Washington Mutual Investors Fund (Class R-5)2

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds EuroPacific Growth Fund (Class R-5)2

The fund seeks to provide long-term growth of capital. The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

Western Asset Core Plus Bond Portfolio (Institutional Class)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

[2]	The American Funds investment accounts are generally only offered to plans with a minimum of $100 million in plan assets.

24	Prospectus ■ TIAA Access

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of the variable annuity contracts.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISORS

Teachers Advisors, Inc. (“Teachers Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Teachers Advisors is a subsidiary of TIAA. Capital Research and Management Company (“Capital”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class). T. Rowe Price® Associates, Inc. (“T. Rowe”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Teachers Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts. Services also may make cash payments to certain third-party broker-dealers and others, such as third-party administrators of employer plans, who may provide TIAA access to their distribution platforms, as well as transaction processing or administrative services.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in

TIAA Access ■ Prospectus	25

part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.05% (but they may increase).

Furthermore, we receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

26	Prospectus ■ TIAA Access

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

These contracts may not be available under your plan. You can contact 800 842-2776 for information.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

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Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2776.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to

28	Prospectus ■ TIAA Access

apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. We will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2776. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2776.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

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When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, address, date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the

30	Prospectus ■ TIAA Access

investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a) equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
	(ii):	investment income and capital gains distributed to the investment account; less
	(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b) equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

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TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2733. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers and cash withdrawals from a contract must be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

32	Prospectus ■ TIAA Access

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

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TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

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We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, and the American Funds EuroPacific Growth Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment account that invests in the TIAA-CREF Money Market Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage

TIAA Access ■ Prospectus	35

in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation

36	Prospectus ■ TIAA Access

units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2009 the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Important to Note: Currently, you may not receive an income stream from all or part of the investment accounts. We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30

38	Prospectus ■ TIAA Access

days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

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You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This payout annuity is not available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer income payable from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

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We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March 31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

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The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

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DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

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If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

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One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your TIAA Traditional Annuity accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your TIAA Traditional Annuity accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be

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paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

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•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a Real Estate Account lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate

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account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

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Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2009; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2009, the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes.

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These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

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State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to our Planning and Service Center, Customer Relations Unit (A2-01), 8500 Andrew Carnegie Blvd., Charlotte, NC 28262, telephone 800 223-1200.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 223-1200 and we will send it to you.

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Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 223-1200.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC. (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid for distribution of the contracts, although we pay Services a fee from our general account assets for sales of the contracts. We paid approximately $55,168 in fees to Services for fiscal year 2008 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to the contractowner during the quarter and in total;

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(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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TABLE OF CONTENTS FOR THE STATEMENT OF

ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

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APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2010 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.90 to $27.04	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Year	479,003	221,581

	Lifecycle 2015 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.92 to $27.06	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Year	371,431	186,773

	Lifecycle 2020 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.83 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Year	353,430	86,027

	Lifecycle 2025 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.82 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Year	316,684	102,109

	Lifecycle 2030 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.85 to $26.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Year	327,043	72,850

*	Commencement of operations.

TIAA Access ■ Prospectus	57

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2035 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.89 to $27.02	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Year	285,180	49,517

	Lifecycle 2040 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.95 to $27.08	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Year	420,584	98,454

	Lifecycle 2045 Sub-Account	Lifecycle 2050 Sub-Account
	For the period May 1, 2008* to December 31, 2008	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.00	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.07 to $16.13	$15.93 to $15.99
Accumulation Units Outstanding, End of Year	2,483	1,154

		Lifecycle Retirement Income Sub-Account
		For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest		$20.90 to $20.98
Accumulation Units Outstanding, End of Year		821

	TIAA-CREF Growth & Income Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.20 to $29.34	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Year	527,232	107,738

58	Prospectus ■ TIAA Access

continued

	TIAA-CREF International Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.84 to $28.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Year	1,461,156	901,017

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.72 to $29.87	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Year	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.41 to $24.54	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Year	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.51 to $28.65	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Year	289,932	132,954

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.69 to $25.82	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Year	1,517,415	328,297

TIAA Access ■ Prospectus	59

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.88 to $22.99	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Year	413,098	90,801

	TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.03 to $27.17	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.68	$27.03 to $27.17
Accumulation Units Outstanding, End of Year	510,599	143,561

	TIAA-CREF Large-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.47 to $24.60	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.43 to $15.50	$24.47 to $24.60
Accumulation Units Outstanding, End of Year	468,182	71,459

	TIAA-CREF Equity Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.62 to $25.75	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Year	13,859	4,544

	TIAA-CREF S&P 500 Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.78 to $25.91	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.23 to $16.31	$25.78 to $25.91
Accumulation Units Outstanding, End of Year	477,860	102,984

60	Prospectus ■ TIAA Access

continued

	TIAA-CREF Mid-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.63 to $26.76	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.82 to $14.89	$26.63 to $26.76
Accumulation Units Outstanding, End of Year	2,058	326

	TIAA-CREF Mid-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$23.76 to $23.88	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.62 to $14.69	$23.76 to $23.88
Accumulation Units Outstanding, End of Year	26,397	10,948

	TIAA-CREF Mid-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.35 to $25.48	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.77 to $14.92	$25.35 to $25.48
Accumulation Units Outstanding, End of Year	491,114	118,523

	TIAA-CREF Small-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.08 to $26.21	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.99 to $16.16	$26.08 to $26.21
Accumulation Units Outstanding, End of Year	203,384	66,208

	TIAA-CREF Small-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.11 to $22.23	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.65 to $15.82	$22.11 to $22.23
Accumulation Units Outstanding, End of Year	410,166	78,492

TIAA Access ■ Prospectus	61

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.06 to $24.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Year	20,290	2,591

	TIAA-CREF International Equity Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.23 to $27.37	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.72 to $15.79	$27.23 to $27.37
Accumulation Units Outstanding, End of Year	948,148	303,681

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.21 to $25.33	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Year	130,944	30,163

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$18.95 to $19.05	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Year	35,961	3,194

	TIAA-CREF Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.41 to $26.55	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Year	6,066	211

62	Prospectus ■ TIAA Access

continued

	TIAA-CREF Bond Plus Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.05 to $26.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Year	8,205	776

	TIAA-CREF Short-Term Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.12 to $26.25	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.73 to $26.86	$26.12 to $26.25
Accumulation Units Outstanding, End of Year	78,785	46,674

	TIAA-CREF High-Yield Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.48 to $25.60	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.47 to $20.57	$25.48 to $25.60
Accumulation Units Outstanding, End of Year	4,179	312

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.58 to $27.72	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Year	8,923	167

	TIAA-CREF Money Market Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.02 to $26.15	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15
Accumulation Units Outstanding, End of Year	48,466	168

TIAA Access ■ Prospectus	63

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

concluded

TIAA ACCESS

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
	For the year ending December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.47 to $25.52	@	$26.29 to $26.33	**
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.99 to $17.07		$25.47 to $25.52	@
Accumulation Units Outstanding, End of Year	45,591		114

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ending December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.44 to $29.51	#	$27.31 to $27.34	**
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.47 to $17.56		$29.44 to $29.51	#
Accumulation Units Outstanding, End of Year	670,715		110

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ending December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.51 to $25.64		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$23.02 to $23.13		$25.51 to $25.64
Accumulation Units Outstanding, End of Year	168,312		52,626

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ending December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.55 to $26.68		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.67 to $15.74		$26.55 to $26.68
Accumulation Units Outstanding, End of Year	150,057		68,088

**	The Accumulation Unit Fair Value changed from $25.00.
@	The Accumulation Unit Fair Value changed from $25.40 to $25.52.
#	The Accumulation Unit Fair Value changed from $29.36 to $29.51.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 4

MAY 1, 2009

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through

TIAA Separate Account VA-3

of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. Currently, you cannot annuitize from any of the investment accounts. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2009. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 223-1200. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Mid-Cap Growth Fund
• 2010 Fund	■ TIAA-CREF Mid-Cap Value Fund
• 2015 Fund	■ TIAA-CREF Small-Cap Equity Fund
• 2020 Fund	■ TIAA-CREF Equity Index Fund
• 2025 Fund	■ TIAA-CREF Mid-Cap Blend Index Fund
• 2030 Fund	■ TIAA-CREF Small-Cap Growth Index Fund
• 2035 Fund	■ TIAA-CREF Small-Cap Value Index Fund
• 2040 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2045 Fund	■ TIAA-CREF Social Choice Equity Fund
• 2050 Fund	■ TIAA-CREF Real Estate Securities Fund
• Retirement Income Fund	■ TIAA-CREF Bond Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF Large-Cap Growth Fund	■ TIAA-CREF Money Market Fund
■ TIAA-CREF Large-Cap Value Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on how well the underlying funds in the investment accounts of the separate account that you select do over time. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

NOTICE TO CONTRACTOWNERS

I. NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

Target Funds	Acquiring Funds
TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund

TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II. NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the three investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III. REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

6	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2776.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2776.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	7

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF Mid-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Growth Index Fund

•	TIAA-CREF Small-Cap Value Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Inflation-Linked Bond Fund

8	Prospectus ■ TIAA Access

•	TIAA-CREF Money Market Fund

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.70%
Total separate account annual charges	2.00%	0.77%

TIAA Access ■ Prospectus	9

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses*	0.07%	7.93%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is January 31, 2010 to April 30, 2010)*	0.07%	0.56%

*	Including the expenses of any underlying funds in which the funds may invest.

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

10	Prospectus ■ TIAA Access

The following table lists the annual expenses for each fund’s most recently ended fiscal year†, as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers		Net Annual Fund Operating Expenses[4]
The Institutional Class of the TIAA-CREF Lifecycle Funds
• 2010 Fund[1]	0.10%	—	0.07%	0.41%	0.58%	0.17%		0.41%
• 2015 Fund[1]	0.10%	—	0.07%	0.42%	0.59%	0.17%		0.42%
• 2020 Fund[1]	0.10%	—	0.09%	0.44%	0.63%	0.19%		0.44%
• 2025 Fund[1]	0.10%	—	0.09%	0.45%	0.64%	0.19%		0.45%
• 2030 Fund[1]	0.10%	—	0.09%	0.46%	0.65%	0.19%		0.46%
• 2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%		0.47%
• 2040 Fund[1]	0.10%	—	0.08%	0.47%	0.65%	0.18%		0.47%
• 2045 Fund[1]	0.10%	—	6.30%	0.48%	6.88%	6.40%		0.48%
• 2050 Fund[1]	0.10%	—	7.36%	0.47%	7.93%	7.46%		0.47%
• Retirement Income Fund[1]	0.10%	—	1.39%	0.38%	1.87%	1.49%		0.38%
TIAA-CREF Growth & Income Fund[6]	0.45%	—	0.05%	—	0.50%	—	[7]	0.50%
TIAA-CREF International Equity Fund[5,6]	0.49%	—	0.05%	—	0.54%	—		0.54%
TIAA-CREF Large-Cap Growth Fund[6]	0.45%	—	0.09%	—	0.54%	0.02%	[7]	0.52%
TIAA-CREF Large-Cap Value Fund[6]	0.45%	—	0.04%	—	0.49%	—		0.49%
TIAA-CREF Mid-Cap Growth Fund[6]	0.48%	—	0.07%	0.01%	0.56%	—		0.56%
TIAA-CREF Mid-Cap Value Fund[6]	0.47%	—	0.04%	0.01%	0.52%	—		0.52%
TIAA-CREF Small-Cap Equity Fund[5,6]	0.48%	—	0.05%	—	0.53%	—		0.53%
TIAA-CREF Equity Index Fund[6]	0.04%	—	0.03%	—	0.07%	—		0.07%
TIAA-CREF Mid-Cap Blend Index Fund[6]	0.04%	—	0.13%	0.01%	0.18%	0.08%		0.10%
TIAA-CREF Small-Cap Growth Index Fund[5,6]	0.04%	—	0.20%	0.01%	0.25%	0.15%		0.10%
TIAA-CREF Small-Cap Value Index Fund[5,6]	0.04%	—	0.17%	0.01%	0.22%	0.12%		0.10%
TIAA-CREF Small-Cap Blend Index Fund[5,6]	0.04%	—	0.12%	0.01%	0.17%	0.07%		0.10%
TIAA-CREF Social Choice Equity Fund[6]	0.15%	—	0.06%	0.01%	0.22%	—		0.22%
TIAA-CREF Real Estate Securities Fund[6]	0.50%	—	0.06%	—	0.56%	—		0.56%
TIAA-CREF Bond Fund[6]	0.30%	—	0.02%	—	0.32%	—		0.32%
TIAA-CREF Bond Plus Fund[6]	0.30%	—	0.08%	—	0.38%	0.03%		0.35%

TIAA Access ■ Prospectus	11

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡2	Total Annual Fund Operating Expenses[3]	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses[4]
TIAA-CREF Inflation-Linked Bond Fund[6]	0.30%	—	0.04%	—	0.34%	—	0.34%
TIAA-CREF Money Market Fund[6]	0.10%	—	0.04%	—	0.14%	—	0.14%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2008. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Mid-Cap Blend Index Fund, TIAA-CREF Small-Cap Growth Index Fund, TIAA-CREF Small-Cap Value Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Social Choice Equity Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

The Lifecycle Funds’ investment adviser has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2010. In addition, the adviser has contracted to reimburse these funds for all of the “Other Expenses” of the Institutional Class through January 31, 2010.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly to the fund shareholders, Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest. Each Lifecycle Fund’s “Acquired Fund Fees and Expenses” in the table are estimated based on the fund’s expected asset allocation immediately after it receives and reinvests its share of the proceeds from the planned liquidation and termination of the Growth Equity Fund on or about April 17, 2009 (“Growth Equity Fund Liquidation Date”). Each fund expects to reinvest these liquidation proceeds primarily in the Large-Cap Growth Fund and the Enhanced Large-Cap Growth Index Funds, which have higher fees and expenses than the Growth Equity Fund. Before the Growth Equity Fund Liquidation Date, however, each fund’s “Acquired Fund Fees and Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008; Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[3]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Total Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.53%); Lifecycle 2015 Fund (0.54%); Lifecycle 2020 Fund (0.57%); Lifecycle 2025 Fund (0.57%); Lifecycle 2030 Fund (0.58%); Lifecycle 2035 Fund (0.60%); Lifecycle 2040 Fund (0.57%); Lifecycle 2045 Fund (6.81%); Lifecycle 2050 Fund (7.87%); and Lifecycle Retirement Income Fund (1.84%).

12	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

[4]

Before the Growth Equity Fund Liquidation Date, each TIAA-CREF Lifecycle Fund’s “Net Annual Fund Operating Expenses” will be as listed below in parentheses based on the fund’s allocations to the underlying funds as of September 30, 2008: Lifecycle 2010 Fund (0.36%); Lifecycle 2015 Fund (0.37%); Lifecycle 2020 Fund (0.38%); Lifecycle 2025 Fund (0.38%); Lifecycle 2030 Fund (0.39%); Lifecycle 2035 Fund (0.39%); Lifecycle 2040 Fund (0.39%); Lifecycle 2045 Fund (0.41%); Lifecycle 2050 Fund (0.41%); and Lifecycle Retirement Income Fund (0.35%).

[5]

This fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

[6]

Under the funds’ expense reimbursement arrangements, the funds’ adviser has contractually agreed to reimburse the funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed the following annual rates of average daily net assets: 0.09% for Equity Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund; 0.15% for Money Market Fund; 0.22% for Social Choice Equity Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least April 30, 2010 (for the Index funds) and January 31, 2010 for the other funds, and can only be changed with the approval of the Board of Trustees.

[7]

The Management Fee rate shown in the chart above reflects the full contractual rate that will be charged to the funds during 2009. This rate differs from the funds’ actual Management Fee rate during 2008, because the funds’ Management Fee was subject to a waiver for the first four months of that year.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$892	$2,572	$4,123	$7,499
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$86	$269	$468	$1,040

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

TIAA Access ■ Prospectus	13

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must be for at least $1,000 (except for systematic transfers which must be at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account

14	Prospectus ■ TIAA Access

value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

Currently, you may not annuitize from any of the investment accounts. However, we intend that full or partial variable annuity payments under life annuities from the investment account that invests in the TIAA-CREF Lifecycle Funds—Retirement Income Fund will be available on or before December 31, 2009. If you wish to elect annuity income before this feature is added, you will have to transfer your assets from your investment account(s) into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s. TIAA intends to rely on the exemptions provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the “1934 Act”) to the extent the requirement to file financial reports under the 1934 Act is determined to be applicable to depositors of variable contracts.

TIAA Access ■ Prospectus	15

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and one of the largest retirement systems in the world, based on assets under management. TIAA-CREF serves approximately 3.4 million people and over 15,400 institutions. As of December 31, 2008, TIAA’s assets were approximately $195.2 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization totaled approximately $363.0 billion (although CREF does not stand behind TIAA’s guarantees).

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Federal Income Taxes,” below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently offers 28 investment accounts under this prospectus. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund

16	Prospectus ■ TIAA Access

held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on all outstanding contracts. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

TIAA Access ■ Prospectus	17

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 223-1200 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

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•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

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TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index.

TIAA-CREF Mid-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on the Russell Midcap® Index.

TIAA-CREF Small-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on the Russell 2000® Growth Index.

TIAA-CREF Small-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on the Russell 2000® Value Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on the Russell 2000® Index.

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TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of the variable annuity contracts.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISOR

Teachers Advisors, Inc. (“Teachers Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Teachers Advisors is a

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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subsidiary of TIAA. Teachers Advisors is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts. Services also may make cash payments to certain third-party broker-dealers and others, such as third-party administrators of employer plans, who may provide TIAA access to their distribution platforms, as well as transaction processing or administrative services.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.05% (but they may increase).

Furthermore, we receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

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•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages

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available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2776.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult

24	Prospectus ■ TIAA Access

your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. We will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in

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separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2776. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2776.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, address, date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular

26	Prospectus ■ TIAA Access

investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a) equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
	(ii):	investment income and capital gains distributed to the investment account; less
	(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b) equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

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The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2733. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers and cash withdrawals from a contract must be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

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HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA or GRA Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in

TIAA Access ■ Prospectus	29

our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount

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withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment account that invests in the TIAA-CREF Money Market Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the

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investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after

32	Prospectus ■ TIAA Access

purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2009 the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

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Important to Note: Currently, you may not receive an income stream from all or part of the investment accounts. We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund on or before December 31, 2009.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30

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days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA or GSRA Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and

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legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan).

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer income payable from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers

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under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March 31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account.

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Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in

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good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

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METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before

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the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your TIAA Traditional Annuity accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your TIAA Traditional Annuity accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

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If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a Real Estate Account lump-sum benefit.

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In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

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If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and

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Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2009; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2009, the minimum distribution requirement under the IRC is temporarily suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are

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subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the

46	Prospectus ■ TIAA Access

insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to our Planning and Service Center, Customer Relations Unit (A2-01), 8500 Andrew Carnegie Blvd., Charlotte, NC 28262, telephone 800 223-1200.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 223-1200 and we will send it to you.

TIAA Access ■ Prospectus	47

Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 223-1200.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC. (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid for distribution of the contracts, although we pay Services a fee from our general account assets for sales of the contracts. We paid approximately $55,168 in fees to Services for fiscal year 2008 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to the contractowner during the quarter and in total;

48	Prospectus ■ TIAA Access

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

TIAA Access ■ Prospectus	49

TABLE OF CONTENTS FOR THE STATEMENT OF

ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

50	Prospectus ■ TIAA Access

[This page intentionally left blank.]

TIAA Access ■ Prospectus	51

APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

52	Prospectus ■ TIAA Access

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2010 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.90 to $27.04	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Year	479,003	221,581

	Lifecycle 2015 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.92 to $27.06	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Year	371,431	186,773

	Lifecycle 2020 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.83 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Year	353,430	86,027

	Lifecycle 2025 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.82 to $26.96	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Year	316,684	102,109

	Lifecycle 2030 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.85 to $26.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Year	327,043	72,850

*	Commencement of operations.

TIAA Access ■ Prospectus	53

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	Lifecycle 2035 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.89 to $27.02	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Year	285,180	49,517

	Lifecycle 2040 Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.95 to $27.08	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Year	420,584	98,454

	Lifecycle 2045 Sub-Account	Lifecycle 2050 Sub-Account
	For the period May 1, 2008* to December 31, 2008	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.00	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.07 to $16.13	$15.93 to $15.99
Accumulation Units Outstanding, End of Year	2,483	1,154

		Lifecycle Retirement Income Sub-Account
		For the period May 1, 2008* to December 31, 2008

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest		$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest		$20.90 to $20.98
Accumulation Units Outstanding, End of Year		821

	TIAA-CREF Growth & Income Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.20 to $29.34	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Year	527,232	107,738

54	Prospectus ■ TIAA Access

continued

	TIAA-CREF International Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.84 to $28.98	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Year	1,461,156	901,017

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$29.72 to $29.87	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Year	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.41 to $24.54	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Year	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$28.51 to $28.65	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Year	289,932	132,954

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.69 to $25.82	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Year	1,517,415	328,297

TIAA Access ■ Prospectus	55

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.88 to $22.99	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Year	413,098	90,801

	TIAA-CREF Equity Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.62 to $25.75	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Year	13,859	4,544

	TIAA-CREF Mid-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.35 to $25.48	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.77 to $14.92	$25.35 to $25.48
Accumulation Units Outstanding, End of Year	491,114	118,523

	TIAA-CREF Small-Cap Growth Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.08 to $26.21	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.99 to $16.16	$26.08 to $26.21
Accumulation Units Outstanding, End of Year	203,384	66,208

	TIAA-CREF Small-Cap Value Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$22.11 to $22.23	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.65 to $15.82	$22.11 to $22.23
Accumulation Units Outstanding, End of Year	410,166	78,492

56	Prospectus ■ TIAA Access

continued

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$24.06 to $24.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Year	20,290	2,591

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$25.21 to $25.33	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Year	130,944	30,163

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$18.95 to $19.05	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Year	35,961	3,194

	TIAA-CREF Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.41 to $26.55	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Year	6,066	211

	TIAA-CREF Bond Plus Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.05 to $26.18	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Year	8,205	776

TIAA Access ■ Prospectus	57

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

concluded

TIAA ACCESS

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$27.58 to $27.72	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Year	8,923	167

	TIAA-CREF Money Market Sub-Account
	For the year ending December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Fair Value, Beginning of Year Lowest to Highest	$26.02 to $26.15	$25.00
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15
Accumulation Units Outstanding, End of Year	48,466	168

58	Prospectus ■ TIAA Access

STATEMENT OF ADDITIONAL INFORMATION

Teachers Insurance and Annuity Association of America

TIAA ACCESS

Individual and Group Variable Annuity Contracts

Funded through

TIAA SEPARATE ACCOUNT VA-3

MAY 1, 2009

This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated May 1, 2009 (the “Prospectus”), for the Individual and Group Variable Annuity contracts funded through TIAA Separate Account VA-3. The Prospectus is available without charge by writing Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206 or calling us toll-free at 800 223-1200. Terms used in the Prospectus are incorporated by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

B-2	Variable Annuity Payments
B-2	General Matters
B-3	State Regulation
B-3	Legal Matters

B-3	Experts
B-3	Additional Information
B-3	Management Related Service Contracts
B-3	Financial Statements

VARIABLE ANNUITY PAYMENTS

The amount of variable annuity payments we pay will depend upon the number and value of your annuity units in a particular investment account. The number of annuity units is first determined on the day before the annuity payments begin. The amount of the annuity payments will change according to the income change method chosen.

Number of annuity units payable. When a contractowner or beneficiary starts receiving variable annuity payments, the number of annuity units payable from each investment account under an income change method will be determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method, and a factor that represents the present value of an annuity that continues for as long as annuity payments would need to be paid under the annuity option chosen. Currently, you cannot annuitize from any of the investment accounts.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then current settlement mortality schedules for the separate account. Contractowners bear no mortality risk under their contracts after annuity payments begin—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments. The number of annuity units for each investment account and income change method remains fixed unless there is a transfer of annuity units or you change your income change method. The number of annuity units payable from a particular investment account and income change method under your contract will be reduced by the number of annuity units you transfer out of that investment account or income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make to that investment account and income change method.

Calculating annuity unit values. The annuity unit value for each investment account is calculated separately for each income change method for each business day and for the last calendar day of each month. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4%, assumed investment return. We further adjust the annuity unit value to reflect the fact that annuity payment amounts are redetermined only once a month or once a year (depending on the income change method chosen). The purpose of the adjustment is to equitably apportion any account gains or losses among those contractowners who receive annuity income for the entire period between valuation dates and those who start or stop receiving annuity income between the two dates. In general, from period to period your payments will increase if the net performance of the investment account is greater than a 4% net annual rate of return and decrease if the net performance is less than a 4% net annual rate of return.

For participants under the annual income change method, the value of the annuity unit for payments remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right to modify the specific dates that payments will change and the associated payment valuation date. We also can modify or stop offering the annual or monthly income change methods.

GENERAL MATTERS

ASSIGNMENT OF CONTRACTS

You are not permitted to assign the contract at any time prior to the annuity starting date.

PAYMENT TO AN ESTATE, GUARDIAN, TRUSTEE, ETC.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

BENEFITS BASED ON INCORRECT INFORMATION

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

PROOF OF SURVIVAL

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

B-2	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

STATE REGULATION

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Insurance (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Insurance Department. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

LEGAL MATTERS

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Jonathan Feigelson, Senior Vice President and General Counsel of TIAA and CREF. Dechert LLP has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of the TIAA Separate Account VA-3 as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of TIAA as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

MANAGEMENT RELATED SERVICE CONTRACTS

We have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account. TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan will provide certain custodial settlement and other associated services to the separate account.

FINANCIAL STATEMENTS

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-3

INDEX TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3 Audited Financial Statements For the Fiscal Year Ended December 31, 2008
B-5	Report of Independent Registered Public Accounting Firm
B-6	Statements of Assets and Liabilities
B-6	Statements of Operations
B-14	Statements of Changes in Net Assets
B-33	Notes to Financial Statements

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA Audited Statutory–Basis Financial Statements December 31, 2008
B-42	Report of Management Responsibility
B-43	Report of Independent Auditors
Statutory—Basis Financial Statements:
B-44	Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves
B-45	Statements of Operations
B-45	Statements of Changes in Capital and Contingency Reserves
B-46	Statements of Cash Flow
B-47	Notes to Financial Statements

B-4	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractowners of TIAA Separate Account VA-3 and the Board of Trustees of the Teachers Insurance and Annuity Association of America:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sub-Accounts listed in Note 1 of TIAA Separate Account VA-3 (hereafter referred to as “VA-3”) at December 31, 2008 and the results of each of their operations for the year then ended and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Teachers Insurance and Annuity Association of America; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of fund shares at December 31, 2008 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 2, 2009

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-5

STATEMENTS OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-3  ■  DECEMBER 31, 2008

	Lifecycle 2010 Sub-Account	Lifecycle 2015 Sub-Account	Lifecycle 2020 Sub-Account	Lifecycle 2025 Sub-Account	Lifecycle 2030 Sub-Account

ASSETS
Investments, at cost	$12,371,152	$9,188,268	$8,459,641	$7,551,743	$7,220,221
Shares held in corresponding Funds	1,283,885	988,717	940,776	840,293	867,263
Investments, at value	$9,898,752	$7,336,282	$6,641,878	$5,680,382	$5,593,844
Amounts due from TIAA	4,330	—	1,549	980	1,137
Total assets	9,903,082	7,336,282	6,643,427	5,681,362	5,594,981

LIABILITIES
Amounts due to TIAA	$—	$2,129	$—	$—	$—
Total liabilities	—	2,129	—	—	—

NET ASSETS—Accumulation fund	$9,903,082	$7,334,153	$6,643,427	$5,681,362	$5,594,981

STATEMENT OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3  ■  FOR THE YEAR ENDED DECEMBER 31, 2008

	Lifecycle 2010 Sub-Account	Lifecycle 2015 Sub-Account	Lifecycle 2020 Sub-Account	Lifecycle 2025 Sub-Account	Lifecycle 2030 Sub-Account

INVESTMENT INCOME
Income:
Dividends	$282,454	$210,179	$157,339	$129,419	$132,429

Expenses
Administrative expenses	15,135	9,795	7,160	6,596	5,537
Mortality and expense risk charges	6,124	4,273	3,082	2,852	2,270
Total expenses	21,259	14,068	10,242	9,448	7,807
Net investment income (loss)	261,195	196,111	147,097	119,971	124,622

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(434,624)	(418,964)	(108,617)	(126,683)	(60,888)
Capital gain distributions	102,539	38,890	43,693	40,251	32,539
Net realized gain (loss)	(332,085)	(380,074)	(64,924)	(86,432)	(28,349)
Net change in unrealized appreciation (depreciation) on investments	(2,345,088)	(1,789,021)	(1,751,181)	(1,811,239)	(1,569,287)
Net realized and unrealized gain (loss) on investments	(2,677,173)	(2,169,095)	(1,816,105)	(1,897,671)	(1,597,636)
Net increase (decrease) in net assets resulting from operations	$(2,415,978)	$(1,972,984)	$(1,669,008)	$(1,777,700)	$(1,473,014)

B-6	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

	Lifecycle 2035 Sub-Account	Lifecycle 2040 Sub-Account	Lifecycle 2045 Sub-Account	Lifecycle 2050 Sub-Account	Lifecycle Retirement Income Sub-Account

ASSETS
Investments, at cost	$6,211,227	$9,402,858	$40,477	$18,358	$17,019
Shares held in corresponding Funds	757,029	1,112,095	6,884	3,154	2,175
Investments, at value	$4,761,712	$7,050,681	$39,993	$18,417	$17,171
Amounts due from TIAA	796	1,141	—	—	—
Total assets	4,762,508	7,051,822	39,993	18,417	17,171

LIABILITIES
Amounts due to TIAA	$—	$—	$159	$78	$12
Total liabilities	—	—	159	78	12

NET ASSETS—Accumulation fund	$4,762,508	$7,051,822	$39,834	$18,339	$17,159

	Lifecycle 2035 Sub-Account	Lifecycle 2040 Sub-Account	Lifecycle 2045 Sub-Account	Lifecycle 2050 Sub-Account	Lifecycle Retirement Income Sub-Account
			For the period May 1, 2008 (commencement of operations) to December 31, 2008	For the period May 1, 2008 (commencement of operations) to December 31, 2008	For the period May 1, 2008 (commencement of operations) to December 31, 2008

INVESTMENT INCOME
Income:
Dividends	$119,557	$173,949	$692	$316	$104

Expenses
Administrative expenses	4,369	7,065	45	29	19
Mortality and expense risk charges	1,884	3,100	7	4	2
Total expenses	6,253	10,165	52	33	21
Net investment income (loss)	113,304	163,784	640	283	83

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(74,469)	(99,128)	(736)	(574)	4
Capital gain distributions	29,223	36,641	236	2	—
Net realized gain (loss)	(45,246)	(62,487)	(500)	(572)	4
Net change in unrealized appreciation (depreciation) on investments	(1,410,378)	(2,289,208)	(484)	59	152
Net realized and unrealized gain (loss) on investments	(1,455,624)	(2,351,695)	(984)	(513)	156
Net increase (decrease) in net assets resulting from operations	$(1,342,320)	$(2,187,911)	$(344)	$(230)	$239

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-7

STATEMENTS OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-3  ■  DECEMBER 31, 2008

	TIAA-CREF Growth & Income Sub-Account	TIAA-CREF International Equity Sub-Account	TIAA-CREF Large-Cap Growth Sub-Account	TIAA-CREF Large-Cap Value Sub-Account	TIAA-CREF Mid-Cap Growth Sub-Account

ASSETS
Investments, at cost	$12,272,898	$37,797,401	$613,174	$11,764,584	$6,903,256
Shares held in corresponding Funds	1,542,171	3,327,987	66,664	971,056	437,779
Investments, at value	$10,024,114	$21,299,119	$453,317	$8,419,055	$4,452,216
Amounts due from TIAA	831	5,609	544	1,545	784
Total assets	10,024,945	21,304,728	453,861	8,420,600	4,453,000

LIABILITIES
Amounts due to TIAA	$19	$725	$—	$159	$—
Total liabilities	19	725	—	159	—

NET ASSETS—Accumulation fund	$10,024,926	$21,304,003	$453,861	$8,420,441	$4,453,000

STATEMENT OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3  ■  FOR THE YEAR ENDED DECEMBER 31, 2008

	TIAA-CREF Growth & Income Sub-Account	TIAA-CREF International Equity Sub-Account	TIAA-CREF Large-Cap Growth Sub-Account	TIAA-CREF Large-Cap Value Sub-Account	TIAA-CREF Mid-Cap Growth Sub-Account

INVESTMENT INCOME
Income:
Dividends	$108,932	$762,967	$3,964	$229,867	$12,553

Expenses
Administrative expenses	9,348	39,091	804	11,426	6,765
Mortality and expense risk charges	3,610	17,387	209	4,902	2,945
Total expenses	12,958	56,478	1,013	16,328	9,710
Net investment income (loss)	95,974	706,489	2,951	213,539	2,843

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(465,295)	(3,690,367)	(28,022)	(978,859)	(366,931)
Capital gain distributions	—	56,368	—	—	—
Net realized gain (loss)	(465,295)	(3,633,999)	(28,022)	(978,859)	(366,931)
Net change in unrealized appreciation (depreciation) on investments	(2,203,062)	(13,949,109)	(148,254)	(2,806,600)	(2,260,781)
Net realized and unrealized gain (loss) on investments	(2,668,357)	(17,583,108)	(176,276)	(3,785,459)	(2,627,712)
Net increase (decrease) in net assets resulting from operations	$(2,572,383)	$(16,876,619)	$(173,325)	$(3,571,920)	$(2,624,869)

B-8	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Mid-Cap Value Sub-Account	TIAA-CREF Small-Cap Equity Sub-Account	TIAA-CREF Large-Cap Growth Index Sub-Account	TIAA-CREF Large-Cap Value Index Sub-Account	TIAA-CREF Equity Index Sub-Account

ASSETS
Investments, at cost	$34,168,773	$8,662,673	$12,208,765	$9,663,485	$275,306
Shares held in corresponding Funds	2,201,757	704,669	1,046,255	794,827	33,840
Investments, at value	$23,206,523	$6,370,204	$8,516,517	$7,256,772	$222,326
Amounts due from TIAA	2,557	627	3,392	582	251
Total assets	23,209,080	6,370,831	8,519,909	7,257,354	222,577

LIABILITIES
Amounts due to TIAA	$225	$—	$94	$46	$—
Total liabilities	225	—	94	46	—

NET ASSETS—Accumulation fund	$23,208,855	$6,370,831	$8,519,815	$7,257,308	$222,577

	TIAA-CREF Mid-Cap Value Sub-Account	TIAA-CREF Small-Cap Equity Sub-Account	TIAA-CREF Large-Cap Growth Index Sub-Account	TIAA-CREF Large-Cap Value Index Sub-Account	TIAA-CREF Equity Index Sub-Account

INVESTMENT INCOME
Income:
Dividends	$448,035	$41,580	$138,529	$245,387	$4,721

Expenses				—
Administrative expenses	27,626	7,749	10,428	7,644	313
Mortality and expense risk charges	11,860	3,426	4,822	3,530	92
Total expenses	39,486	11,175	15,250	11,174	405
Net investment income (loss)	408,549	30,405	123,279	234,213	4,316

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(642,480)	(180,954)	(327,901)	(718,491)	(14,105)
Capital gain distributions	59,589	—	898	7,297	—
Net realized gain (loss)	(582,891)	(180,954)	(327,003)	(711,194)	(14,105)
Net change in unrealized appreciation (depreciation) on investments	(10,136,099)	(2,051,979)	(3,632,785)	(2,255,482)	(50,218)
Net realized and unrealized gain (loss) on investments	(10,718,990)	(2,232,933)	(3,959,788)	(2,966,676)	(64,323)
Net increase (decrease) in net assets resulting from operations	$(10,310,441)	$(2,202,528)	$(3,836,509)	$(2,732,463)	$(60,007)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-9

STATEMENTS OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-3  ■  DECEMBER 31, 2008

	TIAA-CREF S&P 500 Index Sub-Account	TIAA-CREF Mid-Cap Growth Index Sub-Account	TIAA-CREF Mid-Cap Value Index Sub-Account	TIAA-CREF Mid-Cap Blend Index Sub-Account	TIAA-CREF Small-Cap Growth Index Sub-Account

ASSETS
Investments, at cost	$9,670,457	$45,578	$574,081	$11,031,206	$4,759,561
Shares held in corresponding Funds	770,648	3,733	43,607	765,619	384,598
Investments, at value	$7,791,254	$30,574	$387,229	$7,326,976	$3,284,463
Amounts due from TIAA	1,131	43	354	1,087	492
Total assets	7,792,385	30,617	387,583	7,328,063	3,284,955

LIABILITIES
Amounts due to TIAA	$—	$—	$—	$—	$—
Total liabilities	—	—	—	—	—

NET ASSETS—Accumulation fund	$7,792,385	$30,617	$387,583	$7,328,063	$3,284,955

STATEMENT OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3  ■  FOR THE YEAR ENDED DECEMBER 31, 2008

	TIAA-CREF S&P 500 Index Sub-Account	TIAA-CREF Mid-Cap Growth Index Sub-Account	TIAA-CREF Mid-Cap Value Index Sub-Account	TIAA-CREF Mid-Cap Blend Index Sub-Account	TIAA-CREF Small-Cap Growth Index Sub-Account

INVESTMENT INCOME
Income:
Dividends	$212,297	$457	$10,746	$147,617	$38,957

Expenses
Administrative expenses	8,520	76	681	8,307	3,951
Mortality and expense risk charges	3,869	21	216	3,713	1,657
Total expenses	12,389	97	897	12,020	5,608
Net investment income (loss)	199,908	360	9,849	135,597	33,349

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,050,777)	(7,767)	(32,983)	(184,394)	(128,629)
Capital gain distributions	594	14	655	338,504	90,667
Net realized gain (loss)	(1,050,183)	(7,753)	(32,328)	154,110	(37,962)
Net change in unrealized appreciation (depreciation) on investments	(1,788,983)	(14,473)	(152,689)	(3,522,926)	(1,351,159)
Net realized and unrealized gain (loss) on investments	(2,839,166)	(22,226)	(185,017)	(3,368,816)	(1,389,121)
Net increase (decrease) in net assets resulting from operations	$(2,639,258)	$(21,866)	$(175,168)	$(3,233,219)	$(1,355,772)

B-10	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Small-Cap Value Index Sub-Account	TIAA-CREF Small-Cap Blend Index Sub-Account	TIAA-CREF International Equity Index Sub-Account	TIAA-CREF Social Choice Equity Sub-Account	TIAA-CREF Real Estate Securities Sub-Account

ASSETS
Investments, at cost	$8,135,645	$437,599	$22,582,459	$2,877,195	$528,227
Shares held in corresponding Funds	817,559	36,979	1,214,277	292,038	63,973
Investments, at value	$6,483,243	$323,563	$14,972,034	$2,111,432	$416,462
Amounts due from TIAA	728	261	2,327	487	391
Total assets	6,483,971	323,824	14,974,361	2,111,919	416,853

LIABILITIES
Amounts due to TIAA	$—	$—	$162	$—	$—
Total liabilities	—	—	162	—	—

NET ASSETS—Accumulation fund	$6,483,971	$323,824	$14,974,199	$2,111,919	$416,853

	TIAA-CREF Small-Cap Value Index Sub-Account	TIAA-CREF Small-Cap Blend Index Sub-Account	TIAA-CREF International Equity Index Sub-Account	TIAA-CREF Social Choice Equity Sub-Account	TIAA-CREF Real Estate Securities Sub-Account

INVESTMENT INCOME
Income:
Dividends	$140,771	$5,292	$588,561	$46,253	$7,563

Expenses
Administrative expenses	5,718	575	18,807	3,032	788
Mortality and expense risk charges	2,441	128	8,462	1,166	136
Total expenses	8,159	703	27,269	4,198	924
Net investment income (loss)	132,612	4,589	561,292	42,055	6,639

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(265,365)	(6,012)	(607,935)	(112,184)	(67,661)
Capital gain distributions	128,048	18,151	—	766	—
Net realized gain (loss)	(137,317)	12,139	(607,935)	(111,418)	(67,661)
Net change in unrealized appreciation (depreciation) on investments	(1,376,377)	(107,116)	(7,357,545)	(734,507)	(101,440)
Net realized and unrealized gain (loss) on investments	(1,513,694)	(94,977)	(7,965,480)	(845,925)	(169,101)
Net increase (decrease) in net assets resulting from operations	$(1,381,082)	$(90,388)	$(7,404,188)	$(803,870)	$(162,462)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-11

STATEMENTS OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-3  ■  DECEMBER 31, 2008

	TIAA-CREF Bond Sub-Account	TIAA-CREF Bond Plus Sub-Account	TIAA-CREF Short-Term Bond Sub-Account	TIAA-CREF High-Yield Sub-Account	TIAA-CREF Inflation-Linked Bond Sub-Account

ASSETS
Investments, at cost	$160,218	$209,191	$2,134,453	$111,126	$242,169
Shares held in corresponding Funds	16,549	22,262	213,798	12,054	24,553
Investments, at value	$163,837	$207,480	$2,116,601	$86,063	$240,375
Amounts due from TIAA	15	62	1,442	54	41
Total assets	163,852	207,542	2,118,043	86,117	240,416

LIABILITIES
Amounts due to TIAA	$47	$—	$125	$—	$23
Total liabilities	47	—	125	—	23

NET ASSETS—Accumulation fund	$163,805	$207,542	$2,117,918	$86,117	$240,393

STATEMENT OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3  ■  FOR THE YEAR ENDED DECEMBER 31, 2008

	TIAA-CREF Bond Sub-Account	TIAA-CREF Bond Plus Sub-Account	TIAA-CREF Short-Term Bond Sub-Account	TIAA-CREF High-Yield Sub-Account	TIAA-CREF Inflation-Linked Bond Sub-Account

INVESTMENT INCOME
Income:
Dividends	$2,109	$3,209	$69,320	$8,546	$4,994

Expenses
Administrative expenses	314	296	2,546	160	515
Mortality and expense risk charges	35	43	1,152	61	57
Total expenses	349	339	3,698	221	572
Net investment income (loss)	1,760	2,870	65,622	8,325	4,422

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(879)	(331)	(1,266)	(6,099)	(19,935)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	(879)	(331)	(1,266)	(6,099)	(19,935)
Net change in unrealized appreciation (depreciation) on investments	3,546	(1,696)	(22,308)	(24,820)	(2,029)
Net realized and unrealized gain (loss) on investments	2,667	(2,027)	(23,574)	(30,919)	(21,964)
Net increase (decrease) in net assets resulting from operations	$4,427	$843	$42,048	$(22,594)	$(17,542)

B-12	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	TIAA-CREF Money Market Sub-Account	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account

ASSETS
Investments, at cost	$1,287,026	$972,268	$16,634,269	$4,291,387	$3,377,441
Shares held in corresponding Funds	1,287,026	36,390	421,236	448,951	256,243
Investments, at value	$1,287,026	$778,375	$11,773,552	$3,896,894	$2,362,557
Amounts due from TIAA	894	74	182	283	1,570
Total assets	1,287,920	778,449	11,773,734	3,897,177	2,364,127

LIABILITIES
Amounts due to TIAA	$—	$79	$145	$92	$97
Total liabilities	—	79	145	92	97

NET ASSETS—Accumulation fund	$1,287,920	$778,370	$11,773,589	$3,897,085	$2,364,030

	TIAA-CREF Money Market Sub-Account	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account

INVESTMENT INCOME
Income:
Dividends	$5,650	$14,382	$345,704	$195,796	$7,671

Expenses
Administrative expenses	1,460	596	9,624	4,763	3,628
Mortality and expense risk charges	180	277	4,490	2,192	1,691
Total expenses	1,640	873	14,114	6,955	5,319
Net investment income (loss)	4,010	13,509	331,590	188,841	2,352

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(4,081)	(27,447)	(61,786)	(146,806)	(251,683)
Capital gain distributions	—	17,266	527,009	—	—
Net realized gain (loss)	(4,081)	(10,181)	465,223	(146,806)	(251,683)
Net change in unrealized appreciation (depreciation) on investments	—	(193,631)	(4,860,679)	(390,206)	(950,349)
Net realized and unrealized gain (loss) on investments	(4,081)	(203,812)	(4,395,456)	(537,012)	(1,202,032)
Net increase (decrease) in net assets resulting from operations	$(71)	$(190,303)	$(4,063,866)	$(348,171)	$(1,199,680)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-13

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	Lifecycle 2010 Sub-Account		Lifecycle 2015 Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$261,195	$205,305	$196,111	$174,225
Net realized gain (loss)	(332,085)	23,902	(380,074)	7,621
Net change in unrealized appreciation (depreciation) on investments	(2,345,088)	(128,437)	(1,789,021)	(65,321)
Net increase (decrease) in net assets resulting from operations	(2,415,978)	100,770	(1,972,984)	116,525

FROM CONTRACTOWNER TRANSACTIONS
Premiums	6,740,144	3,570,315	3,532,969	690,896
Net contractowner transfers between accounts	647,711	2,561,670	1,352,161	4,320,631
Withdrawals and death benefits	(1,058,581)	(242,969)	(631,815)	(74,230)
Net increase (decrease) in net assets resulting from contractowner transactions	6,329,274	5,889,016	4,253,315	4,937,297
Net increase (decrease) in net assets	3,913,296	5,989,786	2,280,331	5,053,822

NET ASSETS
Beginning of year	5,989,786	—	5,053,822	—
End of year	$9,903,082	$5,989,786	$7,334,153	$5,053,822

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	221,581	—	186,773	—
Credited for premiums	278,987	134,675	158,602	25,782
Credited (cancelled) for transfers and disbursements	(21,565)	86,906	26,056	160,991
End of year	479,003	221,581	371,431	186,773

B-14	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

	Lifecycle 2020 Sub-Account		Lifecycle 2025 Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$147,097	$85,260	$119,971	$97,173
Net realized gain (loss)	(64,924)	2,478	(86,432)	1,839
Net change in unrealized appreciation (depreciation) on investments	(1,751,181)	(67,795)	(1,811,239)	(61,669)
Net increase (decrease) in net assets resulting from operations	(1,669,008)	19,943	(1,777,700)	37,343

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,648,419	537,949	3,612,598	733,779
Net contractowner transfers between accounts	2,440,070	1,829,338	1,218,861	1,983,727
Withdrawals and death benefits	(95,532)	(67,752)	(124,332)	(2,914)
Net increase (decrease) in net assets resulting from contractowner transactions	5,992,957	2,299,535	4,707,127	2,714,592
Net increase (decrease) in net assets	4,323,949	2,319,478	2,929,427	2,751,935

NET ASSETS
Beginning of year	2,319,478	—	2,751,935	—
End of year	$6,643,427	$2,319,478	$5,681,362	$2,751,935

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	86,027	—	102,109	—
Credited for premiums	169,574	20,007	171,456	27,168
Credited (cancelled) for transfers and disbursements	97,829	66,020	43,119	74,941
End of year	353,430	86,027	316,684	102,109

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-15

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	Lifecycle 2030 Sub-Account		Lifecycle 2035 Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$124,622	$71,862	$113,304	$45,399
Net realized gain (loss)	(28,349)	2,958	(45,246)	11,957
Net change in unrealized appreciation (depreciation) on investments	(1,569,287)	(58,454)	(1,410,378)	(39,828)
Net increase (decrease) in net assets resulting from operations	(1,473,014)	16,366	(1,342,320)	17,528

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,412,887	513,307	4,046,322	620,496
Net contractowner transfers between accounts	1,722,420	1,450,680	813,610	701,544
Withdrawals and death benefits	(32,701)	(14,964)	(93,120)	(1,552)
Net increase (decrease) in net assets resulting from contractowner transactions	5,102,606	1,949,023	4,766,812	1,320,488
Net increase (decrease) in net assets	3,629,592	1,965,389	3,424,492	1,338,016

NET ASSETS
Beginning of year	1,965,389	—	1,338,016	—
End of year	$5,594,981	$1,965,389	$4,762,508	$1,338,016

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	72,850	—	49,517	—
Credited for premiums	166,444	19,087	201,497	23,034
Credited (cancelled) for transfers and disbursements	87,749	53,763	34,166	26,483
End of year	327,043	72,850	285,180	49,517

B-16	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Lifecycle 2040 Sub-Account		Lifecycle 2045 Sub-Account	Lifecycle 2050 Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the period May 1, 2008 (commencement of operations) to December 31, 2008	For the period May 1, 2008 (commencement of operations) to December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$163,784	$88,986	$640	$283
Net realized gain (loss)	(62,487)	18,562	(500)	(572)
Net change in unrealized appreciation (depreciation) on investments	(2,289,208)	(63,629)	(484)	59
Net increase (decrease) in net assets resulting from operations	(2,187,911)	43,919	(344)	(230)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	5,909,717	1,013,406	31,161	17,135
Net contractowner transfers between accounts	972,237	1,678,445	9,017	2,599
Withdrawals and death benefits	(308,341)	(69,650)	—	(1,165)
Net increase (decrease) in net assets resulting from contractowner transactions	6,573,613	2,622,201	40,178	18,569
Net increase (decrease) in net assets	4,385,702	2,666,120	39,834	18,339

NET ASSETS
Beginning of year	2,666,120	—	—	—
End of year	$7,051,822	$2,666,120	$39,834	$18,339

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	98,454	—	—	—
Credited for premiums	290,709	37,557	1,873	1,066
Credited (cancelled) for transfers and disbursements	31,421	60,897	610	88
End of year	420,584	98,454	2,483	1,154

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-17

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	Lifecycle Retirement Income Sub-Account	TIAA-CREF Growth & Income Sub-Account		TIAA-CREF International Equity Sub-Account
	For the period May 1, 2008 (commencement of operations) to December 31, 2008	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$83	$95,974	$83,477	$706,489	$2,978,409
Net realized gain (loss)	4	(465,295)	1,778	(3,633,999)	42,363
Net change in unrealized appreciation (depreciation) on investments	152	(2,203,062)	(46,139)	(13,949,109)	(2,554,451)
Net increase (decrease) in net assets resulting from operations	239	(2,572,383)	39,116	(16,876,619)	466,321

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,924	858,377	76,973	4,115,747	1,026,597
Net contractowner transfers between accounts	12,996	8,784,491	3,090,606	10,203,690	25,679,365
Withdrawals and death benefits	—	(206,692)	(45,562)	(2,252,594)	(1,058,504)
Net increase (decrease) in net assets resulting from contractowner transactions	16,920	9,436,176	3,122,017	12,066,843	25,647,458
Net increase (decrease) in net assets	17,159	6,863,793	3,161,133	(4,809,776)	26,113,779

NET ASSETS
Beginning of year	—	3,161,133	—	26,113,779	—
End of year	$17,159	$10,024,926	$3,161,133	$21,304,003	$26,113,779

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	—	107,738	—	901,017	—
Credited for premiums	187	37,782	2,662	208,809	36,138
Credited (cancelled) for transfers and disbursements	634	381,712	105,076	351,330	864,879
End of year	821	527,232	107,738	1,461,156	901,017

B-18	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Large-Cap Growth Sub-Account		TIAA-CREF Large-Cap Value Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$2,951	$13,302	$213,539	$315,033
Net realized gain (loss)	(28,022)	529	(978,859)	(18,356)
Net change in unrealized appreciation (depreciation) on investments	(148,254)	(11,841)	(2,806,600)	(541,216)
Net increase (decrease) in net assets resulting from operations	(173,325)	1,990	(3,571,920)	(244,539)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	48,550	7,259	1,513,632	387,979
Net contractowner transfers between accounts	343,021	233,601	6,373,908	5,214,070
Withdrawals and death benefits	(4,856)	(2,379)	(463,336)	(789,353)
Net increase (decrease) in net assets resulting from contractowner transactions	386,715	238,481	7,424,204	4,812,696
Net increase (decrease) in net assets	213,390	240,471	3,852,284	4,568,157

NET ASSETS
Beginning of year	240,471	—	4,568,157	—
End of year	$453,861	$240,471	$8,420,441	$4,568,157

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	8,050	—	186,179	—
Credited for premiums	2,464	276	79,623	15,260
Credited (cancelled) for transfers and disbursements	15,451	7,774	306,533	170,919
End of year	25,965	8,050	572,335	186,179

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-19

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Mid-Cap Growth Sub-Account		TIAA-CREF Mid-Cap Value Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$2,843	$227,017	$408,549	$537,510
Net realized gain (loss)	(366,931)	(4,823)	(582,891)	9,509
Net change in unrealized appreciation (depreciation) on investments	(2,260,781)	(191,088)	(10,136,099)	(829,592)
Net increase (decrease) in net assets resulting from operations	(2,624,869)	31,106	(10,310,441)	(282,573)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	877,140	169,945	2,270,155	365,975
Net contractowner transfers between accounts	3,100,033	4,335,555	23,777,455	9,313,729
Withdrawals and death benefits	(708,685)	(727,225)	(1,004,170)	(921,275)
Net increase (decrease) in net assets resulting from contractowner transactions	3,268,488	3,778,275	25,043,440	8,758,429
Net increase (decrease) in net assets	643,619	3,809,381	14,732,999	8,475,856

NET ASSETS
Beginning of year	3,809,381	—	8,475,856	—
End of year	$4,453,000	$3,809,381	$23,208,855	$8,475,856

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	132,954	—	328,297	—
Credited for premiums	41,166	6,037	115,603	13,790
Credited (cancelled) for transfers and disbursements	115,812	126,917	1,073,515	314,507
End of year	289,932	132,954	1,517,415	328,297

B-20	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Small-Cap Equity Sub-Account		TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$30,405	$140,282	$123,279	$44,369
Net realized gain (loss)	(180,954)	(2,422)	(327,003)	11,852
Net change in unrealized appreciation (depreciation) on investments	(2,051,979)	(241,030)	(3,632,785)	(59,959)
Net increase (decrease) in net assets resulting from operations	(2,202,528)	(103,170)	(3,836,509)	(3,738)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	771,178	143,946	841,416	69,932
Net contractowner transfers between accounts	5,900,455	2,116,154	7,829,416	4,159,813
Withdrawals and death benefits	(185,814)	(69,390)	(214,432)	(326,083)
Net increase (decrease) in net assets resulting from contractowner transactions	6,485,819	2,190,710	8,456,400	3,903,662
Net increase (decrease) in net assets	4,283,291	2,087,540	4,619,891	3,899,924

NET ASSETS
Beginning of year	2,087,540	—	3,899,924	—
End of year	$6,370,831	$2,087,540	$8,519,815	$3,899,924

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	90,801	—	143,561	—
Credited for premiums	41,825	5,935	40,706	2,574
Credited (cancelled) for transfers and disbursements	280,472	84,866	326,332	140,987
End of year	413,098	90,801	510,599	143,561

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-21

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Large-Cap Value Index Sub-Account		TIAA-CREF Equity Index Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$234,213	$89,388	$4,316	$3,883
Net realized gain (loss)	(711,194)	(2,876)	(14,105)	119
Net change in unrealized appreciation (depreciation) on investments	(2,255,482)	(152,205)	(50,218)	(2,877)
Net increase (decrease) in net assets resulting from operations	(2,732,463)	(65,693)	(60,007)	1,125

FROM CONTRACTOWNER TRANSACTIONS
Premiums	657,113	55,545	43,686	7,171
Net contractowner transfers between accounts	7,841,159	1,800,803	132,838	108,698
Withdrawals and death benefits	(265,818)	(33,338)	(10,934)	—
Net increase (decrease) in net assets resulting from contractowner transactions	8,232,454	1,823,010	165,590	115,869
Net increase (decrease) in net assets	5,499,991	1,757,317	105,583	116,994

NET ASSETS
Beginning of year	1,757,317	—	116,994	—
End of year	$7,257,308	$1,757,317	$222,577	$116,994

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	71,459	—	4,544	—
Credited for premiums	34,332	2,187	2,368	280
Credited (cancelled) for transfers and disbursements	362,391	69,272	6,947	4,264
End of year	468,182	71,459	13,859	4,544

B-22	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF S&P 500 Index Sub-Account		TIAA-CREF Mid-Cap Growth Index Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$199,908	$62,795	$360	$540
Net realized gain (loss)	(1,050,183)	16,546	(7,753)	(577)
Net change in unrealized appreciation (depreciation) on investments	(1,788,983)	(91,807)	(14,473)	(612)
Net increase (decrease) in net assets resulting from operations	(2,639,258)	(12,466)	(21,866)	(649)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	1,434,866	335,638	14,567	5,027
Net contractowner transfers between accounts	6,972,095	2,863,479	41,297	9,860
Withdrawals and death benefits	(643,583)	(518,386)	(12,105)	(5,514)
Net increase (decrease) in net assets resulting from contractowner transactions	7,763,378	2,680,731	43,759	9,373
Net increase (decrease) in net assets	5,124,120	2,668,265	21,893	8,724

NET ASSETS
Beginning of year	2,668,265	—	8,724	—
End of year	$7,792,385	$2,668,265	$30,617	$8,724

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	102,984	—	326	—
Credited for premiums	72,249	12,790	771	196
Credited (cancelled) for transfers and disbursements	302,627	90,194	961	130
End of year	477,860	102,984	2,058	326

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-23

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Mid-Cap Value Index Sub-Account		TIAA-CREF Mid-Cap Blend Index Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$9,849	$21,947	$135,597	$146,930
Net realized gain (loss)	(32,328)	(235)	154,110	4,718
Net change in unrealized appreciation (depreciation) on investments	(152,689)	(34,706)	(3,522,926)	(182,139)
Net increase (decrease) in net assets resulting from operations	(175,168)	(12,994)	(3,233,219)	(30,491)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	45,810	23,448	1,113,827	256,208
Net contractowner transfers between accounts	264,270	250,902	6,623,021	3,770,620
Withdrawals and death benefits	(8,685)	—	(195,566)	(976,337)
Net increase (decrease) in net assets resulting from contractowner transactions	301,395	274,350	7,541,282	3,050,491
Net increase (decrease) in net assets	126,227	261,356	4,308,063	3,020,000

NET ASSETS
Beginning of year	261,356	—	3,020,000	—
End of year	$387,583	$261,356	$7,328,063	$3,020,000

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	10,948	—	118,523	—
Credited for premiums	2,485	938	58,121	9,847
Credited (cancelled) for transfers and disbursements	12,964	10,010	314,470	108,676
End of year	26,397	10,948	491,114	118,523

B-24	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Small-Cap Growth Index Sub-Account		TIAA-CREF Small-Cap Value Index Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$ 33,349	$ 89,366	$ 132,612	$ 154,709
Net realized gain (loss)	(37,962)	(3,036)	(137,317)	(15,311)
Net change in unrealized appreciation (depreciation) on investments	(1,351,159)	(124,726)	(1,376,377)	(276,861)
Net increase (decrease) in net assets resulting from operations	(1,355,772)	(38,396)	(1,381,082)	(137,463)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	587,307	156,435	886,835	159,238
Net contractowner transfers between accounts	2,510,062	1,689,088	5,360,758	1,904,717
Withdrawals and death benefits	(191,689)	(72,080)	(127,062)	(181,970)
Net increase (decrease) in net assets resulting from contractowner transactions	2,905,680	1,773,443	6,120,531	1,881,985
Net increase (decrease) in net assets	1,549,908	1,735,047	4,739,449	1,744,522

NET ASSETS
Beginning of year	1,735,047	—	1,744,522	—
End of year	$ 3,284,955	$ 1,735,047	$ 6,483,971	$1,744,522

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	66,208	—	78,492	—
Credited for premiums	28,665	5,903	47,835	6,606
Credited (cancelled) for transfers and disbursements	108,511	60,305	283,839	71,886
End of year	203,384	66,208	410,166	78,492

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-25

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Small-Cap Blend Index Sub-Account		TIAA-CREF International Equity Index Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$ 4,589	$ 3,419	$ 561,292	$ 243,170
Net realized gain (loss)	12,139	168	(607,935)	(22,844)
Net change in unrealized appreciation (depreciation) on investments	(107,116)	(7,091)	(7,357,545)	(253,502)
Net increase (decrease) in net assets resulting from operations	(90,388)	(3,504)	(7,404,188)	(33,176)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	64,633	6,976	1,751,556	217,412
Net contractowner transfers between accounts	287,480	59,134	13,129,454	8,424,499
Withdrawals and death benefits	(507)	—	(814,200)	(297,158)
Net increase (decrease) in net assets resulting from contractowner transactions	351,606	66,110	14,066,810	8,344,753
Net increase (decrease) in net assets	261,218	62,606	6,662,622	8,311,577

NET ASSETS
Beginning of year	62,606	—	8,311,577	—
End of year	$ 323,824	$ 62,606	$14,974,199	$8,311,577

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	2,591	—	303,681	—
Credited for premiums	3,128	281	87,490	7,888
Credited (cancelled) for transfers and disbursements	14,571	2,310	556,977	295,793
End of year	20,290	2,591	948,148	303,681

B-26	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Social Choice Equity Sub-Account		TIAA-CREF Real Estate Securities Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$42,055	$15,798	$6,639	$4,634
Net realized gain (loss)	(111,418)	758	(67,661)	280
Net change in unrealized appreciation (depreciation) on investments	(734,507)	(31,485)	(101,440)	(10,641)
Net increase (decrease) in net assets resulting from operations	(803,870)	(14,929)	(162,462)	(5,727)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	356,145	100,572	45,644	8,200
Net contractowner transfers between accounts	1,835,817	688,063	516,320	58,370
Withdrawals and death benefits	(40,729)	(9,150)	(43,492)	—
Net increase (decrease) in net assets resulting from contractowner transactions	2,151,233	779,485	518,472	66,570
Net increase (decrease) in net assets	1,347,363	764,556	356,010	60,843

NET ASSETS
Beginning of year	764,556	—	60,843	—
End of year	$2,111,919	$764,556	$416,853	$60,843

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	30,163	—	3,194	—
Credited for premiums	17,600	3,898	3,389	363
Credited (cancelled) for transfers and disbursements	83,181	26,265	29,378	2,831
End of year	130,944	30,163	35,961	3,194

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-27

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Bond Sub-Account		TIAA-CREF Bond Plus Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$1,760	$169	$2,870	$358
Net realized gain (loss)	(879)	19	(331)	47
Net change in unrealized appreciation (depreciation) on investments	3,546	56	(1,696)	(60)
Net increase (decrease) in net assets resulting from operations	4,427	244	843	345

FROM CONTRACTOWNER TRANSACTIONS
Premiums	11,308	4,385	23,953	4,513
Net contractowner transfers between accounts	161,830	946	162,663	15,446
Withdrawals and death benefits	(19,335)	—	(221)	—
Net increase (decrease) in net assets resulting from contractowner transactions	153,803	5,331	186,395	19,959
Net increase (decrease) in net assets	158,230	5,575	187,238	20,304

NET ASSETS
Beginning of year	5,575	—	20,304	—
End of year	$163,805	$5,575	$207,542	$20,304

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	211	—	776	—
Credited for premiums	430	175	951	179
Credited (cancelled) for transfers and disbursements	5,425	36	6,478	597
End of year	6,066	211	8,205	776

B-28	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Short-Term Bond Sub-Account		TIAA-CREF High-Yield Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$65,622	$33,455	$8,325	$307
Net realized gain (loss)	(1,266)	2,327	(6,099)	(7)
Net change in unrealized appreciation (depreciation) on investments	(22,308)	(394)	(24,820)	(276)
Net increase (decrease) in net assets resulting from operations	42,048	35,388	(22,594)	24

FROM CONTRACTOWNER TRANSACTIONS
Premiums	130,962	53,466	14,397	4,831
Net contractowner transfers between accounts	948,480	1,151,248	94,385	3,130
Withdrawals and death benefits	(228,439)	(15,235)	(8,056)	—
Net increase (decrease) in net assets resulting from contractowner transactions	851,003	1,189,479	100,726	7,961
Net increase (decrease) in net assets	893,051	1,224,867	78,132	7,985

NET ASSETS
Beginning of year	1,224,867	—	7,985	—
End of year	$2,117,918	$1,224,867	$86,117	$7,985

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	46,674	—	312	—
Credited for premiums	4,946	2,094	613	192
Credited (cancelled) for transfers and disbursements	27,165	44,580	3,254	120
End of year	78,785	46,674	4,179	312

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-29

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Inflation-Linked Bond Sub-Account		TIAA-CREF Money Market Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$4,422	$170	$4,010	$143
Net realized gain (loss)	(19,935)	6	(4,081)	(6)
Net change in unrealized appreciation (depreciation) on investments	(2,029)	230	—	37
Net increase (decrease) in net assets resulting from operations	(17,542)	406	(71)	174

FROM CONTRACTOWNER TRANSACTIONS
Premiums	37,912	4,178	48,207	4,122
Net contractowner transfers between accounts	229,651	38	1,243,480	85
Withdrawals and death benefits	(14,250)	—	(8,077)	—
Net increase (decrease) in net assets resulting from contractowner transactions	253,313	4,216	1,283,610	4,207
Net increase (decrease) in net assets	235,771	4,622	1,283,539	4,381

NET ASSETS
Beginning of year	4,622	—	4,381	—
End of year	$240,393	$4,622	$1,287,920	$4,381

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	167	—	168	—
Credited for premiums	1,365	166	1,819	164
Credited (cancelled) for transfers and disbursements	7,391	1	46,479	4
End of year	8,923	167	48,466	168

B-30	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account		American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ended December 31, 2008	For the period August 8, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period August 8, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$13,509	$187	$331,590	$274
Net realized gain (loss)	(10,181)	(21)	465,223	(1)
Net change in unrealized appreciation (depreciation) on investments	(193,631)	(240)	(4,860,679)	(31)
Net increase (decrease) in net assets resulting from operations	(190,303)	(74)	(4,063,866)	242

FROM CONTRACTOWNER TRANSACTIONS
Premiums	240,212	3,000	776,541	3,000
Net contractowner transfers between accounts	809,007	—	15,354,339	—
Withdrawals and death benefits	(83,472)	—	(296,667)	—
Net increase (decrease) in net assets resulting from contractowner transactions	965,747	3,000	15,834,213	3,000
Net increase (decrease) in net assets	775,444	2,926	11,770,347	3,242

NET ASSETS
Beginning of year	2,926	—	3,242	—
End of year	$778,370	$2,926	$11,773,589	$3,242

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	114	—	110	—
Credited for premiums	10,738	114	37,306	110
Credited (cancelled) for transfers and disbursements	34,739	—	633,299	—
End of year	45,591	114	670,715	110

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-31

STATEMENT OF CHANGES IN NET ASSETS

concluded

TIAA SEPARATE ACCOUNT VA-3

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account		T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

FROM OPERATIONS
Net investment income (loss)	$188,841	$14,855	$2,352	$29,068
Net realized gain (loss)	(146,806)	(5,374)	(251,683)	(4,968)
Net change in unrealized appreciation (depreciation) on investments	(390,206)	747	(950,349)	(65,811)
Net increase (decrease) in net assets resulting from operations	(348,171)	10,228	(1,199,680)	(41,711)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	221,213	23,851	202,092	124,765
Net contractowner transfers between accounts	3,034,852	1,379,213	1,663,616	1,761,480
Withdrawals and death benefits	(359,847)	(64,254)	(119,038)	(27,494)
Net increase (decrease) in net assets resulting from contractowner transactions	2,896,218	1,338,810	1,746,670	1,858,751
Net increase (decrease) in net assets	2,548,047	1,349,038	546,990	1,817,040

NET ASSETS
Beginning of year	1,349,038	—	1,817,040	—
End of year	$3,897,085	$1,349,038	$2,364,030	$1,817,040

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	52,626	—	68,088	—
Credited for premiums	9,167	939	9,776	4,611
Credited (cancelled) for transfers and disbursements	106,519	51,687	72,193	63,477
End of year	168,312	52,626	150,057	68,088

B-32	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

Note 1—significant accounting policies

TIAA Separate Account VA-3 (“Separate Account”) was established on May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable contracts in retirement plans. The Separate Account consists of forty investment accounts investing in underlying Funds: TIAA-CREF Lifecycle 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and Retirement Income Fund, Institutional Class of the TIAA-CREF Funds Growth & Income, International Equity, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, Equity Index, S&P 500 Index, Mid-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Blend Index, Small-Cap Growth Index, Small-Cap Value Index, Small-Cap Blend Index, International Equity Index, Social Choice Equity, Real Estate Securities, Bond, Bond Plus, Short-Term Bond, High-Yield, Inflation-Linked Bond, and Money Market. In addition, premiums may be allocated to American Funds Washington Mutual Investors Fund (Class R-5), American Funds EuroPacific Growth Fund (Class R-5), Western Assets Core Plus Bond Portfolio (Institutional Class) and T. Rowe Price® Institutional Large-Cap Growth Fund (each referred to as a “Sub-Account”).

The Sub-Accounts commenced operations February 1, 2007, except American Washington Mutual Investors Fund and American EuroPacific Growth Fund, which commenced operations August 8, 2007.

The following Lifecycle Sub-Accounts commenced operations as follows:

Lifecycle Sub-Accounts	Commencement Date
Lifecycle 2045	5/01/08
Lifecycle 2050	5/01/08
Lifecycle Retirement Income	5/01/08

The following table summarizes the Accumulation Units owned by TIAA at December 31, 2008 in the Sub-Accounts:

Sub-Accounts	Shares held by TIAA at December 31, 2008	Value of shares held by TIAA at December 31, 2008
Lifecycle 2010	102	$789
International Equity	2	14
Large-Cap Growth	206	1,401
Large-Cap Growth Index	82	666
Large-Cap Value Index	68	619
Equity Index	196	1,285
Mid-Cap Growth Index	145	1,188
Small-Cap Growth Index	74	636
Bond	332	3,284
Bond Plus	327	3,051
Short-Term Bond	108	1,072
High-Yield	115	819
Inflation-Linked Bond	333	3,258
Money Market	3,211	3,211
American Funds Washington Mutual Investors Fund (Class R-5)	60	1,294
American Funds EuroPacific Growth Fund (Class R-5)	46	1,281
T. Rowe Price® Institutional Large-Cap Growth Fund	119	1,096

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The Separate Account enters into contracts that contain various indemnification provisions. No claims or losses related to such indemnity provisions have been made against the Separate Account since inception and management believes the risk of loss is remote. However, the Separate Account’s maximum potential exposure under these arrangements is unknown. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value under accounting principles accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. SFAS 157 was adopted by the Separate Account as of January 1, 2008.

The market value of the investments in the Separate Account is based on the net asset value of the Funds as of the close of business on the valuation date.

Various inputs are used in determining the value of the Separate Account’s investments. These inputs are summarized in the three broad levels below:

•	Level 1—quoted prices in active markets for identical securities (including underlying mutual funds which are traded daily at net asset value)

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-33

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Separate Account’s own assumptions in determining the fair value of investments)

All investments are considered Level 1 assets. These investments consist of mutual funds which trade daily in active markets at the net asset value as described earlier.

Accounting for Investments: Security transactions are accounted for as of trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Federal Income Taxes: The Separate Account is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Sub-Accounts.

Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Sub-Accounts.

Note 2—expense charges

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain insurance risks borne by TIAA. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

	Administrative		Mortality and Expense Risk		Total Separate Account Charges
Separate Account	Current	Maximum	Current	Maximum	Current	Maximum
Level 1	0.15%	1.50%	0.07%	0.50%	0.22%	2.00%
Level 2	0.25%	1.50%	0.07%	0.50%	0.32%	2.00%
Level 3	0.40%	1.50%	0.07%	0.50%	0.47%	2.00%
Level 4	0.70%	1.50%	0.07%	0.50%	0.77%	2.00%

Note 3—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2008 were as follows:

Sub-Accounts	Purchases	Sales
Lifecycle 2010	$9,114,467	$2,426,381
Lifecycle 2015	6,173,231	1,686,344
Lifecycle 2020	6,543,461	357,084
Lifecycle 2025	5,373,999	507,741
Lifecycle 2030	5,660,108	400,817
Lifecycle 2035	5,267,069	358,726
Lifecycle 2040	7,157,453	388,819
Lifecycle 2045	42,752	1,713
Lifecycle 2050	22,730	3,874
Lifecycle Retirement Income	18,062	1,048
Growth & Income	12,434,406	2,903,816
International Equity	20,131,081	7,310,398
Large-Cap Growth	519,732	131,128
Large-Cap Value	9,434,750	1,799,023
Mid-Cap Growth	4,714,883	1,443,039
Mid-Cap Value	27,166,595	1,659,621
Small-Cap Equity	6,964,382	449,987
Large-Cap Growth Index	10,106,955	1,526,763
Large-Cap Value Index	9,617,572	1,145,148
Equity Index	198,746	28,953
S&P 500 Index	11,520,912	3,558,792
Mid-Cap Growth Index	120,327	76,223
Mid-Cap Value Index	419,278	107,640
Mid-Cap Blend Index	8,589,813	577,607
Small-Cap Growth Index	3,684,331	655,690
Small-Cap Value Index	7,123,826	744,673
Small-Cap Blend Index	484,902	112,848
International Equity Index	16,648,276	2,024,140
Social Choice Equity	2,625,318	432,385
Real Estate Securities	859,083	335,063
Bond	228,520	72,898
Bond Plus	217,472	28,072
Short-Term Bond	1,293,840	373,710
High-Yield	174,652	65,352
Inflation-Linked Bond	550,805	293,682
Money Market	2,259,174	976,493
American Funds Washington Mutual Investors Fund (Class R-5)	1,274,787	278,192
American Funds EuroPacific Growth Fund (Class R-5)	17,097,845	404,901
Western Asset Core Plus Bond Portfolio (Institutional Class)	4,155,141	1,061,785
T. Rowe Price® Institutional Large-Cap Growth Fund	2,487,671	739,732

Note 4—subsequent events

On November 18, 2008, the Board of Trustees of the TIAA-CREF Mutual Funds voted to merge the Small-Cap Growth Index Fund and the Small-Cap Value Index Fund into the Small-Cap Blend Index Fund. The Board also voted to merge the Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund into the Equity Index Fund. The mergers are expected to close mid-year 2009. On the merger date, each Sub-Account investing in the merging funds will cease operations and be terminated.

B-34	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Note 5—condensed financial information

	Lifecycle 2010 Sub-Account				Lifecycle 2015 Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(23.92)% to (23.50)%		3.68% to 7.82%	(a)	(27.34)% to (26.94)%		3.58% to 8.02%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.46 to $20.68		$26.90 to $27.04		$19.56 to $19.77		$26.92 to $27.06
Net Assets, End of Year	$9,903,082		$5,989,786		$7,334,153		$5,053,822
Accumulation Units Outstanding, End of Year	479,003		221,581		371,431		186,773
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	3.23%	(d)	10.83%	(c)(d)	3.44%	(d)	9.63%	(c)(d)

	Lifecycle 2020 Sub-Account				Lifecycle 2025 Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(30.64)% to (30.25)%		3.11% to 7.53%	(a)	(33.80)% to (33.44)%		2.90% to 7.52%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$18.61 to $18.81		$26.83 to $26.96		$17.76 to $17.94		$26.82 to $26.96
Net Assets, End of Year	$6,643,427		$2,319,478		$5,681,362		$2,751,935
Accumulation Units Outstanding, End of Year	353,430		86,027		316,684		102,109
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	3.58%	(d)	12.65%	(c)(d)	3.18%	(d)	8.24%	(c)(d)

	Lifecycle 2030 Sub-Account				Lifecycle 2035 Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(36.88)% to (36.53)%		2.79% to 7.50%	(a)	(38.51)% to (38.17)%		2.76% to 7.66%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.95 to $17.13		$26.85 to $26.98		$16.53 to $16.71		$26.89 to $27.02
Net Assets, End of Year	$5,594,981		$1,965,389		$4,762,508		$1,338,016
Accumulation Units Outstanding, End of Year	327,043		72,850		285,180		49,517
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	4.08%	(d)	10.05%	(c)(d)	4.45%	(d)	10.33%	(c)(d)

(a)	The percentages shown for this period are not annualized.
(b)	Does not include expenses of Underlying Funds.
(c)	Annualized for periods less than one year.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment Income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account Invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual total returns are not within the ranges presented.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-35

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

	Lifecycle 2040 Sub-Account				Lifecycle 2045 Sub-Account		Lifecycle 2050 Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the period May 1, 2008 (commencement of operations) to December 31, 2008		For the period May 1, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (f)	(38.41)% to (38.07)%		2.89% to 7.90%	(a)	(35.71)% to (35.47)%	(a)	(36.26)% to (36.03)%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.60 to $16.77		$26.95 to $27.08		$16.07 to $16.13		$15.93 to $15.99
Net Assets, End of Year	$7,051,822		$2,666,120		$39,834		$18,339
Accumulation Units Outstanding, End of Year	420,584		98,454		2,483		1,154
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	3.93%	(d)	8.88%	(c)(d)	9.50%	(c)(d)	7.94%	(c)(d)

	Lifecycle Retirement Income Sub-Account		TIAA-CREF Growth & Income Sub-Account				TIAA-CREF International Equity Sub-Account
	For the period May 1, 2008 (commencement of operations) to December 31, 2008		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(16.40)% to (16.09)%	(a)	(35.47)% to (35.11)%		10.09% to 16.72%	(a)	(49.95)% to (49.68)%		5.70% to 15.32%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$20.90 to $20.98		$18.84 to $19.04		$29.20 to $29.34		$14.43 to $14.59		$28.84 to $28.98
Net Assets, End of Year	$17,159		$10,024,926		$3,161,133		$21,304,003		$26,113,779
Accumulation Units Outstanding, End of Year	821		527,232		107,738		1,461,156		901,017
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	5.49%	(c)(d)	2.11%	(d)	2.36%	(c)(d)	3.07%	(d)	3.52%	(c)(d)

	TIAA-CREF Large-Cap Growth Sub-Account			TIAA-CREF Large-Cap Value Sub-Account
	For the Year Ended 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(41.49)% to (41.17)%	14.46% to 18.92%	(a)	(40.32)% to (39.99)%	(6.74)% to (2.51)%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87		$14.57 to $14.72	$24.41 to $24.54
Net Assets, End of Year	$453,861	$240,471		$8,420,441	$4,568,157
Accumulation Units Outstanding, End of Year	25,965	8,050		572,335	186,179
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	(c)	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	1.33%(d)	3.80%	(c)(d)	3.29%(d)	3.93%	(c)(d)

B-36	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

	TIAA-CREF Mid-Cap Growth Sub-Account				TIAA-CREF Mid-Cap Value Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(46.66)% to (46.37)%		9.57% to 13.59%	(a)	(41.05)% to (40.72)%		(3.27)% to 2.46%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.21 to $15.37		$28.51 to $28.65		$15.14 to $15.31		$25.69 to $25.82
Net Assets, End of Year	$4,453,000		$3,809,381		$23,208,855		$8,475,856
Accumulation Units Outstanding, End of Year	289,932		132,954		1,517,415		328,297
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	0.30%	(d)	0.56%	(c)(d)	2.65%	(d)	3.72%	(c)(d)

	TIAA-CREF Small-Cap Equity Sub-Account				TIAA-CREF Large-Cap Growth Index Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(33.27)% to (32.90)%		(10.52)% to (8.95)%	(a)	(38.75)% to (38.60)%		7.99% to 8.23%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.26 to $15.43		$22.88 to $22.99		$16.60 to $16.68		$27.03 to $27.17
Net Assets, End of Year	$6,370,831		$2,087,540		$8,519,815		$3,899,924
Accumulation Units Outstanding, End of Year	413,098		90,801		510,599		143,561
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.47%		0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets	0.85%	(d)	3.39%	(c)(d)	2.01%	(d)	3.41%	(c)(d)

	TIAA-CREF Large-Cap Value Index Sub-Account				TIAA-CREF Equity Index Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(37.14)% to (36.98)%		(2.57)% to (2.34)%	(a)	(37.71)% to (37.37)%		(0.92)% to 2.42%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.43 to $15.50		$24.47 to $24.60		$15.96 to $16.13		$25.62 to $25.75
Net Assets, End of Year	$7,257,308		$1,757,317		$222,577		$116,994
Accumulation Units Outstanding, End of Year	468,182		71,459		13,859		4,544
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%		0.22% to 0.47%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	4.87%	(d)	6.53%	(c)(d)	3.58%	(d)	9.69%	(c)(d)

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-37

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF S&P 500 Index Sub-Account				TIAA-CREF Mid-Cap Growth Index Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(37.22)% to (37.06)%		2.84% to 3.07%	(a)	(44.50)% to (44.36)%		5.87% to 6.11%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.23 to $16.31		$25.78 to $25.91		$14.82 to $14.89		$26.63 to $26.76
Net Assets, End of Year	$7,792,385		$2,668,265		$30,617		$8,724
Accumulation Units Outstanding, End of Year	477,860		102,984		2,058		326
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%		0.22% to 0.47%	(c)	0.22% to 0.47%		0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets	3.84%	(d)	3.66%	(c)(d)	1.51%	(d)	1.13%	(c)(d)

	TIAA-CREF Mid-Cap Value Index Sub-Account				TIAA-CREF Mid-Cap Blend Index Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(38.65)% to (38.49)%		(5.46)% to (5.25)%	(a)	(41.75)% to (41.43)%		(3.30)% to 1.03%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$14.62 to $14.69		$23.76 to $23.88		$14.77 to $14.92		$25.35 to $25.48
Net Assets, End of Year	$387,583		$261,356		$7,328,063		$3,020,000
Accumulation Units Outstanding, End of Year	26,397		10,948		491,114		118,523
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%		0.22% to 0.47%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	3.48%	(d)	6.19%	(c)(d)	2.79%	(d)	3.68%	(c)(d)

	TIAA-CREF Small-Cap Growth Index Sub-Account				TIAA-CREF Small-Cap Value Index Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(38.67)% to (38.33)%		1.18% to 3.70%	(a)	(29.22)% to (28.83)%		(12.53)% to (11.77)%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.99 to $16.16		$26.08 to $26.21		$15.65 to $15.82		$22.11 to $22.23
Net Assets, End of Year	$3,284,955		$1,735,047		$6,483,971		$1,744,522
Accumulation Units Outstanding, End of Year	203,384		66,208		410,166		78,492
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	1.65%	(d)	2.39%	(c)(d)	4.04%	(d)	5.25%	(c)(d)

B-38	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

	TIAA-CREF Small-Cap Blend Index Sub-Account				TIAA-CREF International Equity Index Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(34.05)% to (33.69)%		(5.75)% to (4.20)%	(a)	(42.45)% to (42.30)%		8.67% to 8.91%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.86 to $16.03		$24.06 to $24.18		$15.72 to $15.79		$27.23 to $27.37
Net Assets, End of Year	$323,824		$62,606		$14,974,199		$8,311,577
Accumulation Units Outstanding, End of Year	20,290		2,591		948,148		303,681
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.47%		0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets	2.90%	(d)	4.56%	(c)(d)	4.87%	(d)	6.79%	(c)(d)

	TIAA-CREF Social Choice Equity Sub-Account				TIAA-CREF Real Estate Securities Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007
Total Return Lowest to Highest (f)	(36.64)% to (36.29)%		(1.92)% to 0.82%	(a)	(39.05)% to (38.71)%		(24.34)% to (18.81)%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$15.97 to $16.14		$25.21 to $25.33		$11.55 to $11.67		$18.95 to $19.05
Net Assets, End of Year	$2,111,919		$764,556		$416,853		$60,843
Accumulation Units Outstanding, End of Year	130,944		30,163		35,961		3,194
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22%) to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	2.78%	(d)	4.25%	(c)(d)	3.89%	(d)	3.77%	(c)(d)

	TIAA-CREF Bond Sub-Account				TIAA-CREF Bond Plus Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	2.14% to 2.71%		3.85% to 6.18%	(a)	(3.16)% to (2.62)%		2.50% to 4.72%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.98 to $27.26		$26.41 to $26.55		$25.23 to $25.49		$26.05 to $26.18
Net Assets, End of Year	$163,805		$5,575		$207,542		$20,304
Accumulation Units Outstanding, End of Year	6,066		211		8,205		776
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	4.23%	(d)	4.65%	(c)(d)	5.22%	(d)	5.29%	(c)(d)

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-39

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Short-Term Bond Sub-Account				TIAA-CREF High-Yield Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	2.07% to 2.33%		4.76% to 5.00%	(a)	(19.87)% to (19.67)%		1.98% to 2.21%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.73 to $26.86		$26.12 to $26.25		$20.47 to $20.57		$25.48 to $25.60
Net Assets, End of Year	$2,117,918		$1,224,867		$86,117		$7,985
Accumulation Units Outstanding, End of Year	78,785		46,674		4,179		312
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%		0.22% to 0.47%	(c)	0.22% to 0.47%		0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets	4.21%	(d)	4.76%	(c)(d)	9.79%	(d)	8.33%	(c)(d)

	TIAA-CREF Inflation-Linked Bond Sub-Account				TIAA-CREF Money Market Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(2.35)% to (1.81)%		7.33% to 11.20%	(a)	2.03% to 2.59%		2.94% to 4.58%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$26.93 to $27.21		$27.58 to $27.72		$26.55 to $26.83		$26.02 to $26.15
Net Assets, End of Year	$240,393		$4,622		$1,287,920		$4,381
Accumulation Units Outstanding, End of Year	8,923		167		48,466		168
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%		0.22% to 0.77%	(c)	0.22% to 0.77%		0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets	6.16%	(d)	4.80%	(c)(d)	2.19%	(d)	4.79%	(c)(d)

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account				American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the Year Ended 2008		For the period August 8, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period August 8, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(33.28)% to (33.11)%		(4.52)% to (4.43)%	(a)(g)	(40.66)% to (40.51)%		5.58% to 5.68%	(a)(h)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$16.99 to $17.07		$25.47 to $25.52	(g)	$17.47 to $17.56		$29.44 to $29.51	(h)
Net Assets, End of Year	$778,370		$2,926		$11,773,589		$3,242
Accumulation Units Outstanding, End of Year	45,591		114		670,715		110
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%		0.22% to 0.47%	(c)	0.22% to 0.47%		0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets	3.64%	(d)	1.28%	(c)(d)	5.40%	(d)	2.49%	(c)(d)

(g)	For the period, the Total Return and the Accumulation Unit Fair Value changed from 1.15% to 1.38% and $25.40 to $25.52, respectively.
(h)	For the period, the Total Return and the Accumulation Unit Fair Value changed from 16.83% to 17.10% and $29.36 to $29.51, respectively.

B-40	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

concluded

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account				T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007		For the Year Ended 2008		For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(10.00)% to (9.77)%		2.30% to 2.53%	(a)	(41.13)% to (40.99)%		5.69% to 5.93%	(a)
Accumulation Unit Fair Value, End of Year Lowest to Highest	$23.02 to $23.13		$25.51 to $25.64		$15.67 to $15.74		$26.55 to $26.68
Net Assets, End of Year	$3,897,085		$1,349,038		$2,364,030		$1,817,040
Accumulation Units Outstanding, End of Year	168,312		52,626		150,057		68,088
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%		0.22% to 0.47%	(c)	0.22% to 0.47%		0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets	6.26%	(d)	5.01%	(c)(d)	0.32%	(d)	1.36%	(c)(d)

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-41

REPORT OF MANAGEMENT RESPONSIBILITY

April 8, 2009

To the Policyholders of Teachers Insurance and Annuity Association of America:

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (“TIAA”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Insurance Department. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting principles.

TIAA’s internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the Company’s internal control over financial reporting as of December 31, 2008, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control—Integrated Framework. Based on that assessment, management concluded that, as of December 31, 2008, TIAA’s internal control over financial reporting is effective based on the criteria established in Internal Control—Integrated Framework.

In addition, TIAA’s internal audit personnel provide regular reviews and assessments of the internal controls and operations of TIAA, and the Vice President of Internal Audit regularly reports to the Audit Committee of the TIAA Board of Trustees.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA for the years ended December 31, 2008, 2007 and 2006. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA’s policy that any management advisory or consulting service, which is not in accordance with TIAA’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, non-management trustees, meets regularly with management, representatives of the independent auditor and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA statutory-basis financial statements, the New York State Insurance Department and other state insurance departments regularly examine the operations and financial statements of TIAA as part of their periodic corporate examinations.

/s/ Roger W. Ferguson, Jr.	/s/ Georganne C. Proctor

Roger W. Ferguson, Jr.	Georganne C. Proctor
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

B-42	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Teachers Insurance and Annuity Association of America:

We have audited the accompanying statutory-basis statements of admitted assets, liabilities and capital and contingency reserves of Teachers Insurance and Annuity Association of America (the “Company”) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, of changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2008.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

As discussed in Note 2 to the financial statements, on January 1, 2008, the Company adopted Statement of Statutory Accounting Principles No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities.

As discussed in Note 2 to the financial statements, on January 1, 2007, the Company adopted Statement of Statutory Accounting Principles No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 88.

A company’s internal control over financial reporting is a process effected by those charged with governance, management, and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York. A company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and those charged with governance; and (iii) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent, or detect and correct misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2008, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for these financial statements, for maintaining effective internal control over financial reporting and for its assertion of the effectiveness of internal control over financial reporting, included in the accompanying Report of Management Responsibility. Our responsibility is to express opinions on these financial statements and on the Company’s internal control over financial reporting based on our audits. We conducted our audits of the financial statements in accordance with auditing standards generally accepted in the United States of America and our audit of internal control over financial reporting in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement and whether effective internal control over financial reporting was maintained in all material respects. Our audits of the financial statements included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 8, 2009

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-43

STATUTORY–BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND CONTINGENCY RESERVES

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	December 31,
(In millions)	2008	2007

ADMITTED ASSETS
Bonds	$135,680	$131,859
Mortgages	19,668	20,443
Real estate	1,645	1,672
Preferred stocks	3,216	4,375
Common stocks	3,017	4,190
Other long-term investments	10,675	10,293
Cash, cash equivalents and short-term investments	5,553	1,603
Investment income due and accrued	1,522	1,519
Separate account assets	12,473	19,021
Net deferred federal income tax asset	1,381	1,076
Other assets	407	358
Total admitted assets	$195,237	$196,409

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$159,649	$147,622
Dividends due to policyholders	2,341	2,419
Federal income taxes	10	1,207
Asset valuation reserve	332	4,436
Interest maintenance reserve	502	603
Separate account liabilities	12,319	19,021
Commercial paper	—	952
Other liabilities	2,330	2,304
Total liabilities	177,483	178,564

Capital and Contingency Reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Contingency Reserves:
For investment losses, annuity and insurance mortality, and other risks	17,751	17,842
Total capital and contingency reserves	17,754	17,845
Total liabilities, capital and contingency reserves	$195,237	$196,409

B-44	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3See notes to statutory-basis financial statements.

STATUTORY–BASIS STATEMENTS OF OPERATIONS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	For the Years Ended December 31,
(In millions)	2008	2007	2006

REVENUES
Insurance and annuity premiums and other considerations	$14,827	$10,420	$11,154
Annuity dividend additions	2,725	2,495	2,089
Net investment income	10,559	10,828	10,313
Other revenue	161	159	119
Total revenues	$28,272	$23,902	$23,675

BENEFITS AND EXPENSES
Policy and contract benefits	$13,625	$10,133	$9,812
Dividends to policyholders	4,574	4,578	3,986
Increase in policy and contract reserves	11,900	4,820	4,949
Net operating expenses	831	730	581
Net transfers (from) to separate accounts	(4,229)	1,511	1,903
Other benefits and expenses	141	198	190
Total benefits and expenses	$26,842	$21,970	$21,421

Income before federal income taxes and net realized capital (losses) gains	$1,430	$1,932	$2,254
Federal income tax (benefit) expense	(45)	348	(594)
Net realized capital (losses) gains less capital gains taxes, after transfers to interest maintenance reserve	(4,451)	(137)	608
Net (loss) income	$(2,976)	$1,447	$3,456

STATUTORY–BASIS STATEMENTS OF CHANGES IN CAPITAL AND CONTINGENCY RESERVES

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	For the Years Ended December 31,
(In millions)	2008	2007	2006

CHANGES IN CAPITAL AND CONTINGENCY RESERVES
Net (loss) income	$(2,976)	$1,447	$3,456
Net unrealized capital (losses) gains on investments	(2,757)	865	398
Change in the asset valuation reserve	4,104	(698)	(689)
Change in net deferred federal income tax asset	13,009	57	(1,154)
Prior year federal income tax settlement	1,244	—	—
Change in non-admitted assets:
Net deferred federal income tax	(12,704)	55	1,155
Other invested assets	31	(199)	(20)
Other	(34)	(36)	14
Other, net	(8)	4	(2)
NET CHANGE IN CAPITAL AND CONTINGENCY RESERVES	(91)	1,495	3,158
CAPITAL AND CONTINGENCY RESERVES AT BEGINNING OF YEAR	17,845	16,350	13,192
CAPITAL AND CONTINGENCY RESERVES AT END OF YEAR	$17,754	$17,845	$16,350

See notes to statutory-basis financial statements. TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-45

STATUTORY–BASIS STATEMENTS OF CASH FLOWS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	For the Years Ended December 31,
(In millions)	2008	2007	2006

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$14,827	$10,420	$11,153
Miscellaneous income	162	159	106
Net investment income	10,606	10,789	10,296
Total Receipts	25,595	21,368	21,555
Policy and contract benefits	13,533	10,100	9,788
Dividends paid to policyholders	1,928	1,892	1,849
Operating expenses	979	708	674
Federal income tax benefit	(91)	(10)	(62)
Net transfers (from) to separate accounts	(4,050)	1,505	1,904
Total Disbursements	12,299	14,195	14,153
Net cash from operations	13,296	7,173	7,402

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid:
Bonds	13,238	11,663	17,210
Stocks	2,092	3,326	2,269
Mortgages and real estate	2,805	5,556	4,388
Other invested assets	1,981	2,576	2,105
Miscellaneous proceeds	(27)	47	7
Cost of investments acquired:
Bonds	20,367	21,599	20,425
Stocks	1,062	3,120	1,582
Mortgages and real estate	2,390	2,412	3,612
Other invested assets	4,587	4,846	2,409
Miscellaneous applications	222	163	214
Net cash used for investments	(8,539)	(8,972)	(2,263)

CASH FROM FINANCING AND OTHER
Net deposits on deposit-type contracts funds	32	12	(3)
Net collateral for security lending disbursements	—	—	(3,460)
Net commercial paper (redeemed) issued	(952)	952	—
Other cash provided (applied)	113	(26)	(36)
Net cash used by financing and other	(807)	938	(3,499)
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	3,950	(861)	1,640
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	1,603	2,464	824

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$5,553	$1,603	$2,464

B-46	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3See notes to statutory-basis financial statements.

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established as a legal reserve life insurance company under the insurance laws of the State of New York in 1918. The Company’s primary purpose is to aid and strengthen nonprofit educational and research organizations, governmental entities and other nonprofit institutions by providing retirement and insurance benefits for their employees and their families and by counseling these organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

BASIS OF PRESENTATION:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Insurance Department (the “Department”), a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income (loss) and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of contractually guaranteed interest rates and mortality tables (in millions).

	2008	2007	2006
Net (Loss) Income, New York SAP	$(3,283)	$1,429	$2,334
New York SAP Prescribed or Permitted Practices:
Federal Income Tax Settlement	1,244	—	—
Additional Reserves for:
Term Conversions	2	—	1
Deferred and Payout Annuities issued after 2000	424	490	374
Net (Loss) Income, NAIC SAP	$(1,613)	$1,919	$2,709
Capital and Contingency Reserves, New York SAP	$17,754	$17,827	$15,282
New York SAP Prescribed or Permitted Practices:
Goodwill/Intangible Asset Limitation	20	28	34
Additional Reserves for:
Term Conversions	11	9	9
Deferred and Payout Annuities issued after 2000	3,809	3,385	2,895
Capital and Contingency Reserves, NAIC SAP	$21,594	$21,249	$18,220

During 2008 the Company executed a settlement with the Internal Revenue Service (“IRS”) Appeals Division which resulted in an adjustment of $1.2 billion. (See Note 15) The Company, after consultation with the Department, recorded the adjustment as an increase to contingency reserves and not through net income.

Reconciliations of Net Income and Contingency Reserves: Subsequent to the filing of its New York SAP financial statements, the Company made the following adjustments to the Statutory-Basis financial statements. Reconciliations of TIAA’s net income and contingency reserves between the New York SAP as originally filed and these audited financial statements are shown below (in millions):

	2008	2007	2006
(Loss) Income—New York SAP—as filed with Department	$(3,283)	$1,429	$2,334
Adjustment to Current Federal Income Taxes	—	18	1,122
Treatment of Guarantee of Subsidiary Debt	307	—	—
(Loss) Income—Audited Financial Statement	$(2,976)	$1,447	$3,456

	2008	2007	2006
Capital and Contingency Reserves—New York SAP—as filed with Department	$17,754	$17,827	$15,282
Adjustment to Current Federal Income Taxes	—	18	1,122
Change in Deferred Income Taxes	—	—	(1,117)
Change in Non-Admitted Deferred Income Taxes	—	—	1,063
Capital and Contingency Reserves—Audited Financial Statement	$17,754	$17,845	$16,350

Application of Accounting Pronouncements: For reporting periods beginning on or after January 1, 2009, SSAP 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. The change resulting from the adoption of this statement shall be accounted for prospectively. No cumulative effect adjustments or application of the new guidance to prior events or periods are required, similar to a change in accounting estimate. The Company elected to early adopt SSAP 98 which resulted in an additional $469 million of realized losses being recognized at December 31, 2008.

For reporting periods ending on or after December 31, 2007, SSAP No. 97, Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 88, was implemented. The statement establishes statutory accounting principles for investments in subsidiaries, controlled and affiliated entities. SSAP 97 clarified the bases that a company could use to value its equity investment in its investment subsidiaries. The initial application of this statement resulted in a $249.5 million increase in non-admitted assets at December 31, 2007.

For reporting periods ending December 31, 2007 and thereafter, SSAP No. 96, Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25, became effective. This statement established a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. The statement requires transactions between related parties to be in the form of a written agreement and must provide for timely settlement of amounts owed, with a specific due date. This change resulted in a $30.5 million increase in non-admitted assets at December 31, 2007.

For reporting periods beginning after January 1, 2007, SSAP No. 95, Exchanges of Nonmonetary Assets, A Replacement of SSAP No. 28—Nonmonetary Transactions, was implemented. This

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-47

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

statement established statutory accounting principles for nonmonetary transactions and requires that exchanges of nonmonetary assets shall generally be based on the fair value of the assets (or services) involved. The cost of a nonmonetary asset acquired in exchange for another nonmonetary asset is the fair value of the asset surrendered to obtain it, and a gain or loss should be recognized on the exchange. SSAP 95 did not have a significant impact on the Company’s statutory financial statements in 2008 or 2007.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the requirements for financial statements that are prepared in conformity with GAAP with the applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The differences between GAAP and NAIC SAP would have a material effect on the Company’s financial statements and the primary differences can be summarized as follows:

Under GAAP:

•	The asset valuation reserve (“AVR”) is eliminated as a reserve and the credit-related realized gains and losses are reported in the statement of income on a pretax basis as incurred;

•

The interest maintenance reserve (“IMR”) is eliminated and the realized gains and losses resulting from changes in interest rates are reported as a component of net income rather than being accumulated in and subsequently amortized into income over the remaining life of the investment sold;

•	Dividends on insurance policies and annuity contracts are accrued as the related earnings emerge from operations rather than being accrued in the year when they are declared;

•	Certain assets designated as “non-admitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Policy acquisition costs are deferred and amortized over the lives of the policies issued rather than being charged to operations as incurred;

•	Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than amortized cost;

•

State taxes are included in the computation of deferred taxes. A deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable, rather than not being included in the deferred income tax asset;

•	For purposes of calculating the defined benefit and the post-retirement benefit obligations, active participants not currently vested would also be included in determining the liability;
•	Annuities that do not incorporate significant insurance risk are classified as investment contracts and are not accounted for as insurance contracts;

•	Derivatives are generally valued at fair value rather than being accounted for in a manner consistent with the hedged item, even when the derivatives qualify for hedge accounting;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for statutory purposes, and assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for statutory purposes.

The effects of these differences, while not determined, are presumed to be material.

ACCOUNTING POLICIES:

The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses at the date of the financial statements. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary. An impairment in an investment is considered to have occurred if an event or change in circumstance indicates that the carrying value of the asset may not be recoverable or the receipt of contractual payments of principal and interest may not occur when scheduled. When an impairment has been determined to have occurred, the investment is written down to fair value and a realized loss is recorded. Management considers available evidence to evaluate the potential impairment of its investments.

Short-Term Investments: Short-term investments (debt securities with maturities of one year or less at the time of acquisition) that are not impaired are stated at amortized cost using the interest method. Short-term investments impaired are stated at the lower of amortized cost or market value.

Cash Equivalents: Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at date of purchase and are stated at amortized cost.

Bonds: Bonds are stated at amortized cost using the interest method. Bonds that are held for sale or NAIC designation 6 and 6Z are valued at the lower of amortized cost or fair value. For other than temporary impairment, the cost basis of the bond is written down to its fair value and the amount of the write down is recognized as a realized loss.

Loan-Backed Securities and Structured Securities: Included within bonds are loan-backed securities. Loan-backed securities and structured securities not in default, are stated at amortized cost. The retrospective approach is used to determine the carrying amount of loan-backed and structured securities. Estimated future cash flows and expected repayment periods are used in calculating amortization for loan-backed and structured securities. The prospective approach is used to determine the carrying amount of interest only securities, securities for which an other than temporary impairment has been recognized, or secu-

B-48	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

rities whose expected future cash flows are lower than the expected cash flows estimated at the time of the acquisition. Loan-backed securities and structured securities held for sale are stated at the lower of amortized cost or fair value. Loan-backed securities and structured securities in default are valued at the lower of amortized cost or fair value. Prepayment assumption for loaned-backed securities and structured securities are obtained from external data services or internal estimates.

Common Stock: Unaffiliated common stocks are stated at fair value.

Preferred Stock: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5 or 6 which are stated at the lower of amortized cost or fair value.

Mortgages: Mortgages are stated at amortized cost, net of valuation allowances, except that purchase money mortgages are stated at the lower of amortized cost or ninety percent of appraised value. Mortgages held for sale are stated at the lower of amortized cost or fair value. A mortgage is evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation reserve is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation reserves for mortgages are included in net unrealized capital gains/losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate. Depreciation is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When TIAA determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances and a realized loss is recorded.

Wholly-Owned Subsidiaries: Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus; (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Limited Partnerships and Limited Liability Companies: Investments in limited partnerships and limited liability companies are carried at the Company’s percentage of the underlying GAAP equity of the respective entity’s audited financial statements. An unrealized loss is deemed to be other-than-temporary when there is limited ability to recover the loss. A realized loss is recorded for other-than-temporary impairments.

Contract Loans: Contract loans are stated at outstanding principal balances.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of the separate account contract holders.

Securities Lending: The Company had a securities lending program whereby it loaned securities to qualified brokers in exchange for cash collateral and required a minimum of 102 percent of the fair value of the loaned securities. When securities were loaned, the Company received additional income on the collateral and continued to receive income on the loaned securities. The Company’s securities lending program was discontinued in 2006.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts that are denominated in foreign currencies are adjusted to reflect exchange rates at the end of the period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments, are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details TIAA’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that TIAA has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company uses derivative instruments for hedging, income generation, and asset replication purposes. Derivatives used by the Company include foreign currency, interest rate and credit default swaps, foreign currency forwards and interest rate cap contracts. See Note 12.

Non-Admitted Assets: For statutory accounting purposes only, certain assets are designated as non-admitted assets (principally furniture, equipment, leasehold improvements, prepaid expenses, and a portion of deferred federal income tax assets (“DFIT”)). Investment-related non-admitted assets totaled $305 million and $280 million at December 31, 2008 and 2007, respectively. The non-admitted portion of the DFIT asset was $14,671 million and $1,967 million at December 31, 2008 and 2007, respectively. The other non-admitted assets were $318 million and $340 million at December 31, 2008 and 2007, respectively. Changes in non-admitted assets are charged or credited directly to contingency reserves.

Furniture and Fixtures, Equipment, Leasehold Improvements and Computer Software: Electronic data processing equipment (“EDP”), computer software, furniture and equipment that qualify for capitalization are depreciated using the straight-line method over 3 years. Office alterations and leasehold tenant improvements that qualify for capitalization are depreciated over 5 years and the remaining life of the lease, respectively.

Accumulated depreciation of EDP equipment and computer software was $340 million and $233 million at December 31, 2008 and 2007, respectively. Related depreciation expenses allocated to TIAA were $38 million, $35 million and $22 million in 2008,

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

2007 and 2006, respectively. Accumulated depreciation of all furniture and equipment and leasehold improvements, which is non-admitted, was $346 million and $303 million at December 31, 2008, and 2007, respectively. Related depreciation expenses allocated to TIAA was $19 million, $14 million and $20 million in 2008, 2007 and 2006, respectively.

Premium Revenue: Premiums are recognized as income over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.

Policy and Contract Reserves: TIAA offers a range of group and individual annuities and individual life policies. Policy and contract reserves for such products are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves established utilize assumptions for interest mortality and other risks insured. Such reserves are designed to be sufficient for contractual benefits guaranteed under policy and contract provisions.

Reserves for deposit-type funds, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder.

Dividends Declared for the Following Year: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in the fourth quarter of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Asset Valuation Reserve: The AVR is a reserve required by NAIC SAP to provide for potential future credit and equity losses. Reserve components of the AVR are maintained for bonds, stocks, mortgages, real estate, other invested assets and derivatives. Realized and unrealized credit and equity capital gains and losses, net of capital gains taxes, are credited to or charged against the related components of the AVR. Statutory formulae determine the required reserve components primarily based on factors applied to asset classes, and insurance companies may also establish additional reserves for any component; however, the ultimate balance cannot exceed the statutory maximum reserve for that component. Contributions and adjustments to the AVR are reported as transfers to or from contingency reserves. No voluntary contributions were made in either 2008 or 2007.

Interest Maintenance Reserve: The IMR is a reserve required by NAIC SAP which accumulates realized interest rate-related capital gains and losses on sales of debt securities and mortgages. Such capital gains and losses are amortized out of the IMR, under the grouped method of amortization, over the remaining lives of the assets sold.

Capitalization Policy: The capitalization threshold was lowered in 2007 to more closely align with industry practices, improve matching of investment benefits and operating expenses. Factors considered in developing the capitalization policy included dollar amount of capital expenditures, expected useful life of the asset and the impact of depreciation, process and benefit improvements and the current cost of capitalizable items as it relates to future purchase cost of similar items.

Note 3—long-term bonds, preferred stocks, and common stocks

The amortized cost, estimated fair value, and unrealized gains and losses of long-term bonds, preferred stocks, and common stocks at December 31, are shown below (in millions):

	Cost*	Gross Unrealized		Estimated Fair Value
		Gains	Losses
December 31, 2008
U.S. Government	$5,887	$1,248	$(7)	$7,128
All Other Governments	1,597	54	(100)	1,551
States, Territories & Possessions	1,346	255	(62)	1,539
Political Subdivisions of States, Territories & Possessions	—	—	—	—
Special Revenue & Special Assessment, Non-guaranteed Agencies & Government	30,625	1,296	(88)	31,833
Public Utilities	8,503	267	(615)	8,155
Industrial & Miscellaneous	87,761	1,072	(20,137)	68,696
Total Bonds	135,719	4,192	(21,009)	118,902
Preferred Stocks	3,221	30	(1,090)	2,161
Common Stocks Unaffiliated	937	43	(125)	855
Common Stocks Affiliated**	3,263	427	(217)	3,473
Total Bonds and Stocks	$143,140	$4,692	$(22,441)	$125,391

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continued

	Cost*	Gross Unrealized		Estimated Fair Value
		Gains	Losses
December 31, 2007
U.S. Government	$4,812	$325	$—	$5,137
All Other Governments	741	83	(4)	820
States, Territories & Possessions	842	176	(3)	1,015
Political Subdivisions of States, Territories & Possessions	18	3	—	21
Special Revenue & Special Assessment, Non-guaranteed Agencies & Government	25,990	602	(333)	26,259
Public Utilities	4,897	263	(107)	5,053
Industrial & Miscellaneous	94,571	3,026	(2,882)	94,715
Total Bonds	131,871	4,478	(3,329)	133,020
Preferred Stocks	4,382	41	(279)	4,144
Common Stocks Unaffiliated	1,349	143	(15)	1,477
Common Stocks Affiliated**	2,714	1,849	—	4,563
Total Bonds and Stocks	$140,316	$6,511	$(3,623)	$143,204

*	Amortized cost for bonds and original cost for stocks net of cumulative recorded other-than-temporary impairments.

**	Also reported in Note 6 Subsidiaries and Affiliates.

Impairment Review Process: All securities are subjected to TIAA’s process for identifying other-than-temporary impairments. The quarterly impairment identification process utilizes, but is not limited to, a screening process based on declines in fair value of more than 20%. The Company writes down securities that it deems to have an other-than-temporary impairment in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the extent to which and the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and rating agencies; (f) the potential for impairments in an entire industry sector or sub-sector; and (g) the potential for impairments in certain economically-depressed geographic locations. Where an impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

The gross unrealized losses and estimated fair values for securities by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in millions):

	Cost*	Gross Unrealized Loss	Estimated Fair Value
December 31, 2008
Less than twelve months:
Bonds	$37,063	$(4,862)	$32,201
Preferred Stocks	1,500	(517)	983
Common Stocks	2,829	(342)	2,487
Total less than twelve months	$41,392	$(5,721)	$35,671
Twelve months or more:
Bonds	$43,792	$(16,147)	$27,645
Preferred Stocks	1,333	(573)	760
Common Stocks	—	—	—
Total twelve months or more	45,125	(16,720)	28,405
Total—All bonds, preferred & common stocks	$86,517	$(22,441)	$64,076

*	Amortized cost for bonds and original cost for stocks net of cumulative reported other-than-temporary impairments.

	Cost*	Gross Unrealized Loss	Estimated Fair Value
December 31, 2007
Less than twelve months:
Bonds	$34,629	$(1,887)	$32,742
Preferred Stocks	1,801	(144)	1,657
Common Stocks	128	(15)	113
Total less than twelve months	$36,558	$(2,046)	$34,512
Twelve months or more:
Bonds	$29,431	$(1,442)	$27,989
Preferred Stocks	1,457	(135)	1,322
Common Stocks	10	—	10
Total twelve months or more	30,898	(1,577)	29,321
Total—All bonds, preferred & common stocks	$67,456	$(3,623)	$63,833

*	Amortized cost for bonds and original cost for stocks net of cumulative recorded other-than-temporary impairments.

For 2008, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in commercial mortgage-backed securities (20%), finance (16%), residential mortgage-backed securities (15%), asset-backed securities (9%), manufacturing (8%), real estate investment trust (8%), oil & gas (7%), public utilities (5%), services (3%), communication (2%), mining (2%), retail (2%), government (2%) and revenue & special obligations (1%). The preceding percentages were calculated as a percentage of the gross unrealized loss. The Company held eleven bond investments, six preferred stock investments, two common stock subsidiary controlled and affiliated (“SCA”) investments where each had a gross unrealized loss greater than $25 million at December 31, 2008. These investments represented 15% or $840 million in the aggregate of the total $5.7 billion unrealized loss.

For 2008, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in commercial mortgage-backed securities (57%), residential mortgage-backed securities (12%),

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asset-backed securities (8%), finance (7%), manufacturing (3%), public utilities (3%), oil & gas (2%), real estate investment trust (2%), communication (1%), mining (1%), retail (1%), revenue & special obligations (1%), transportation (1%) and other securities (1%). The preceding percentages were calculated as a percentage of the gross unrealized loss. The Company held forty-eight bond investments and eleven preferred stock investments where each had a gross unrealized loss greater than $25 million at December 31, 2008. These investments represented 11% or $1.9 billion in the aggregate of the total $16.7 billion unrealized loss.

For 2007, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in commercial mortgage-backed securities (40%), finance (18%), residential mortgage-backed securities (14%), asset-backed securities (8%), real estate investment trust (7%), manufacturing (3%), public utilities (3%), services (2%), oil & gas (1%), retail (1%), transportation (1%), mining (1%) and government (1%). The preceding percentages were calculated as a percentage of the gross unrealized loss. The Company held thirty-six bond investments, eight preferred stock investments, one common stock investment where each had a gross unrealized loss greater than $5 million at December 31, 2007. These investments represented 19% or $379 million in the aggregate of the total $2.0 billion unrealized loss.

For 2007, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in commercial mortgage-backed securities (25%), residential mortgage-backed securities (24%), finance (18%), asset-backed securities (10%), public utilities (8%), manufacturing (5%), oil & gas (3%), services (2%), real estate investment trust (1%), government (1%), mining (1%), communication (1%) and transportation (1%). The preceding percentages were calculated as a percentage of the gross unrealized loss. The Company held twenty-five bond investments and eight preferred stock investments where each had a gross unrealized loss greater than $5 million at December 31, 2007. These investments represented 14% or $224 million in the aggregate of the total $1.6 billion unrealized loss.

The statutory carrying value and estimated fair value of long-term bond investments at December 31, 2008, by contractual maturity, are shown below (in millions):

	Carrying Value	Estimated Fair Value
Due in one year or less	$2,103	$2,102
Due after one year through five years	14,903	14,393
Due after five years through ten years	23,759	21,474
Due after ten years	26,961	26,847
Subtotal	67,726	64,816
Residential mortgage-backed securities	39,512	38,048
Commercial mortgage-backed securities	21,595	10,981
Asset-backed securities	6,847	5,057
Total	$135,680	$118,902

Bonds not due at a single maturity date have been included in the preceding table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to prepay obligations, although prepayment premiums may be applicable.

Included in the preceding table under asset-backed securities is TIAA’s exposure to sub-prime mortgages totaling approximately $3.8 billion. Ninety-three percent (93%) of the sub-prime securities were rated investment grade (NAIC 1 and 2).

The following table presents the Company’s commercial mortgage-backed securities portfolio based on December 31, 2008 carrying value (in millions):

NAIC Designation	Carrying Value	Estimated Fair Value
1	$18,736	$10,029
2	2,075	621
3	375	130
4	276	112
5	96	51
6	37	38
Total	$21,595	$10,981

With respect to the commercial mortgage-backed securities (“CMBS”) in the above table, approximately 96% were rated investment grade (NAIC 1 and 2) and approximately 64% were issued prior to 2006 (based on carrying value). While recent market events have resulted in significant illiquidity in the broad CMBS markets and consequently reduced trading activity and valuations available in the marketplace, the underlying investments in the CMBS portfolio have continued to perform within the Company’s original expectations as of the time of purchase. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in CMBS. Additionally, the Company continues to manage the CMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other than temporary. Management continues to actively monitor the market, credit and liquidity risk of the CMBS portfolio as an integral component of its overall asset liability management program.

Included in the Company’s long-term investments are NAIC 6 and 6Z totaling approximately $844 million. The statutory carrying value of these investments is listed in the following table (in millions):

Carrying Value
Due in one year or less	$24
Due after one year through five years	162
Due after five years through ten years	184
Due after ten years	261
Subtotal	631
Residential mortgage-backed securities	68
Commercial mortgage-backed securities	38
Asset-backed securities	107
Total	$844

B-52	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

The carrying values of long-term bond investments were diversified by industry classification at December 31 as follows:

	2008	2007
Residential mortgage-backed securities	29.1%	25.6%
Commercial mortgage-backed securities	15.9	16.6
Manufacturing	8.5	8.6
Finance and financial services	8.0	10.0
Public utilities	7.4	6.9
Government	6.4	6.8
Asset-backed securities	5.1	5.7
Oil and gas	4.5	4.1
Communications	3.5	3.5
Services	2.6	2.9
Real estate investment trusts	2.4	3.0
Retail and wholesale trade	2.2	2.0
Revenue and special obligations	2.0	2.1
Transportation	1.2	1.2
Mining	1.2	1.0
Total	100.0%	100.0%

At December 31, 2008 and 2007, 95.1% and 94.9%, respectively, of the long-term bond portfolio was comprised of investment grade securities.

During 2008 and 2007, the Company recorded bonds and stocks acquired through troubled debt restructurings with book values aggregating $19 million and $42 million, through non-monetary transactions. When restructuring troubled debt, TIAA generally accounts for assets at their fair value at the time of restructuring or at the carrying value of the assets given up if lower. If the fair value is less than the carrying value of the assets given up, the required write-down is recognized as a realized capital loss. During 2008 and 2007, the Company also acquired bonds and stocks through exchanges aggregating $877 million and $804 million, of which approximately $1 million and $37 million were acquired through non-monetary transactions, respectively. When exchanging securities, TIAA generally accounts for assets at fair value unless the exchange was as a result of restricted 144A’s exchanged for unrestricted securities, which are accounted for at book value. During 2008 and 2007, TIAA acquired common stocks from Other Invested Asset fund investment distributions totaling $18 million and $55 million, respectively.

Debt securities of $8 million at December 31, 2008 and 2007, respectively, were on deposit with governmental authorities or trustees, as required by law.

The Company does not have any restricted common stock or preferred stock.

For the years ended December 31, 2008 and 2007, the carrying amount of bonds and stocks denominated in a foreign currency was $3,408 million and $4,188 million, respectively. Bonds that totaled $1,506 million and $1,612 million at December 31, 2008 and 2007, respectively, represent amounts due from related parties that are collateralized by real estate owned by TIAA’s investment subsidiaries and affiliates.

The Company uses a third party proprietary system in determining the market value of its structured securities. In 2008, in accordance with SSAP 43, the Company changed from the retrospective method to the prospective method due to negative yields and early adopted SSAP 98 in the fourth quarter on securities totaling $184 million carrying value. As a result of early adoption of SSAP 98, structured securities were written down during the fourth quarter of 2008 by $469 million.

Note 4—mortgages

The Company originates mortgages that are principally collateralized by commercial real estate. The coupon rates for non-mezzanine commercial mortgages originated during 2008 ranged from 5.94% to 8.43% and ranged from 4.96% to 8.77% for 2007.

The Company also acquires mezzanine real estate loans, which are secured by a pledge of direct or indirect equity interests in an entity that owns real estate. There were no mezzanine real estate loans acquired during 2008 and the coupon rate for mezzanine real estate loans acquired during 2007 ranged from 5.83% to 6.96%, respectively.

The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 80% for commercial loans (includes mezzanine loans).

For the years ended December 31, 2008 and 2007, the carrying value of mezzanine real estate loans was $784 million and $832 million, respectively.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgages to identify and quantify any impairment in value. Any impairment is classified as either temporary, for which, a recovery is anticipated, or other-than-temporary. Mortgages held to maturity with impaired values at December 31, 2008 and 2007 have been written down to net realizable values based upon independent appraisals of the collateral while mortgages held for sale have been written down to the current fair value of the loan, as shown in the table below. For impaired mortgages where the impairments were deemed to be temporary, an allowance for credit losses has been established, as indicated below (in millions):

	2008	2007	2006
Investment in impaired mortgages, with temporary allowances for credit losses (at net carried value plus accrued interest)	$—	$—	$—
Related temporary allowances for credit losses	$—	$—	$—
Investment in impaired mortgages, net of other-than-temporary impairment losses recognized	$259	$164	$1,031
Related write-downs for other-than-temporary impairments	$(209)	$(9)	$(26)
Average investments in impaired mortgages	$185	$746	$179
Interest income recognized on impaired mortgages during the period	$14	$40	$5
Interest income recognized on a cash basis during the period	$14	$50	$6

There was no activity affecting the allowance for credit losses on mortgages as of December 31, 2008 or 2007.

During the first quarter 2009, the Company transferred 20 mortgages to held for sale and recognized a loss of $424 million.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-53

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Mortgage Diversification: At December 31, the carrying values of mortgage investments were diversified by property type and geographic region as follows:

Property Type	2008	2007
Shopping centers	36.0%	36.6%
Office buildings	32.1	31.4
Industrial buildings	17.3	16.4
Apartments	7.3	6.2
Mixed-use projects	3.4	5.3
Hotel	2.6	3.5
Other	0.7	0.6
Land	0.6	—
Total	100.0%	100.0%

Geographic Region	2008	2007
Pacific	28.4%	28.7%
South Atlantic	23.5	22.8
North Central	13.1	13.5
Middle Atlantic	12.8	11.6
South Central	11.4	10.9
Mountain	4.0	4.4
New England	3.8	4.2
Other	3.0	3.9
Total	100.0%	100.0%

At December 31, 2008 and 2007, approximately 23.7% and 23.2% of the mortgage portfolio, respectively, was invested in California and was included in the Pacific region shown above.

Scheduled Mortgage Maturities: At December 31, 2008, contractual maturities for mortgages were as follows (in millions):

Carrying Value
Due in one year or less	$1,625
Due after one year through five years	7,704
Due after five years through ten years	9,399
Due after ten years	940
Total	$19,668

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no troubled debt restructurings during the periods ended December 31, 2008 or 2007. When restructuring mortgages, TIAA generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Due and accrued income on any mortgage in default for more than 180 days is non-admitted. Cash received on impaired mortgages that are performing according to their contractual terms is applied in accordance with those terms. For mortgages in the process of foreclosure, cash received is initially held in suspense and applied as return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There were no mortgages with interest more than 180 days past due at December 31, 2008 or 2007.

During 2008 and 2007, the Company did not reduce the interest rate of any outstanding loans.

The Company has no Reverse Mortgages as of December 31, 2008 or 2007.

Mortgages that totaled $180 million and $212 million at December 31, 2008 and 2007, respectively, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by TIAA investment subsidiaries and affiliates.

For the years ended December 31, 2008 and 2007, the carrying value of mortgages denominated in foreign currency was $507 million and $745 million, respectively.

The Company does not underwrite nor does it hold sub-prime mortgages in the commercial mortgage portfolio and does not have any material indirect exposure from sub-prime lenders who are tenants in buildings that are secured by commercial mortgages.

Note 5—real estate

The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on the reliability of real estate investments to identify and quantify any impairment in value. Other-than-temporary impairments on directly owned real estate investments for the years ended December 31, 2008 and 2007 were $23 million and $0, respectively, and these amounts are included in the impairment table in Note 4. At December 31, 2008 and 2007, TIAA’s directly owned real estate investments of $1,645 million and $1,672 million, respectively, were carried net of third party mortgage encumbrances, which totaled approximately $160 million and $163 million, respectively.

At December 31, the carrying values of real estate investments were diversified by property type and geographic region as follows:

Property Type	2008	2007
Office buildings	62.8%	63.7%
Industrial buildings	15.6	15.5
Mixed-use projects	11.0	14.9
Apartments	6.5	2.7
Land held for future development	3.1	2.3
Retail	0.8	0.7
Income-producing land underlying improved real estate	0.2	0.2
Total	100.0%	100.0%

Geographic Region	2008	2007
South Atlantic	37.8%	42.5%
North Central	17.7	13.9
Middle Atlantic	14.2	13.6
Pacific	12.7	12.5
South Central	8.0	8.0
Other	7.6	7.6
Mountain	2.0	1.9
Total	100.0%	100.0%

At December 31, 2008 and 2007, approximately 18.4% and 17.7% of the real estate portfolio, respectively, was invested in Florida and was included in the South Atlantic region shown above.

B-54	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Depreciation expense on directly owned real estate investments for the years ended December 31, 2008, 2007 and 2006, was $60 million, $53 million and $50 million, respectively; the amount of accumulated depreciation at December 31, 2008 and 2007 was $374 million and $328 million, respectively.

There were no real estate properties acquired via the assumption of debt or in satisfaction of debt during 2008 or 2007.

The Company’s real estate portfolio does not have any material exposure from sub-prime lenders who are tenants in the buildings that are directly owned.

The Company does not engage in retail land sales operations.

Note 6—subsidiaries and affiliates

TIAA’s investment subsidiaries and affiliates have been created for legal or other business reasons and are primarily involved in real estate and securities investment activities for the Company. The larger investment subsidiaries and affiliates are ND Properties, Inc., TIAA Realty, Inc., Ceres Agricultural Properties, LLC and 485 Properties, LLC (in millions):

	2008	2007	2006
Net carrying value	$4,456	$4,550	$3,921
Other than temporary impairment	$5	$9	$11
Net investment income (distributed from investment subs and aff.)	$82	$132	$191
Amounts due (to) from subs and affiliates	$(31)	$2	$(19)
Capital contributions	$1,606	$1,529	$231
Return of capital	$1,168	$1,216	$992

The 2008 other-than-temporary impairments relate to real estate investments that were impaired and/or reclassified to Held for Sale, and written down to external appraisal values or estimated net sales price.

TIAA’s operating subsidiaries and affiliates primarily consist of TIAA-CREF Tuition Financing, Inc. (“TFI”), Teachers Personal Investors Services (“TPIS”) and Teachers Advisors, Inc. (“Advisors”) which are wholly-owned subsidiaries of TIAA-CREF Enterprises, Inc. (“Enterprises”) a wholly-owned subsidiary of TIAA, TIAA-CREF Trust Company, FSB (“Trust”), TIAA-CREF Individual & Institutional Services LLC (“Services”), TIAA-CREF Asset Management Commingled Funds Trust I (“TCAM”), TIAA-CREF Investment Management, LLC, TIAA Global Markets, Inc. (“TGM”), TIAA-CREF Redwood, LLC, and Active Extension Funds I and II which are also wholly-owned subsidiaries of TIAA (in millions):

	2008	2007	2006
Net carrying value	$480	$810	$871
Other than temporary impairment	$141	$56	$36
Net investment income (distributed from investment subs and aff.)	$—	$—	$3
Amounts due from subs and affiliates	$37	$121	$58
Capital contributions	$269	$148	$82
Return of capital	$389	$228	$3

The 2008 other-than-temporary impairments were a result of a decline in equity value of three subsidiaries for which the carrying value is not expected to be recovered.

To conform to the NAIC Annual Statement presentation, the Company’s share of net carrying value of these entities is reported as affiliated common stock or as other long-term investments.

TIAA provides a $750 million uncommitted and unsecured 364-day revolving line of credit to TGM. During 2008, there were 5 draw downs totaling $172 million that were repaid by December 31, 2008. During 2007, there were 3 draw downs totaling $500 million that were repaid by December 31, 2007. There is no outstanding principal and accrued interest on this line of credit as of December 31, 2008 or 2007. The carrying value of TGM at December 31, 2008 was $(348) million. Pursuant to TIAA’s guarantee of TGM as disclosed in Note 21, TIAA reported the negative equity of TGM as a liability in Other liabilities on the balance sheet.

TIAA provides a $100 million committed and unsecured 364-day revolving line of credit to TCAM. In 2008, there were 3 draw downs totaling $89 million. In 2007, there were 13 draw downs totaling $314 million. At December 31, 2008 and December 31, 2007, outstanding principal plus accrued interest totaled $36 million and $26 million, respectively.

As of December 31, 2008 and 2007, TIAA’s investments in TIAA-CREF mutual funds totaled approximately $468 million and $863 million, respectively. These amounts are reported in the caption “Common Stocks” in the accompanying balance sheets.

TIAA provides a $100 million unsecured 364-day revolving line of credit to TIAA-CREF Life. As of December 31, 2008, $30 million of this facility was maintained on a committed basis for which TIAA-CREF Life pays a commitment fee of 3 basis points on the undrawn committed amount. During 2008, there were 17 draw downs totaling $41 million which were repaid by December 31, 2008. As of December 31, 2008 outstanding principal plus accrued interest was $ 0.

Note 7—other long-term investments

The components of TIAA’s carrying value in other long-term investments at December 31 were (in millions):

	2008	2007
Unaffiliated other invested assets	$6,417	$6,379
Affiliated other invested assets	3,044	3,003
Contract loans	908	862
Other long-term assets	306	49
Total other long-term investments	$10,675	$10,293

As of December 31, 2008, unaffiliated other invested assets of $6,417 million consist primarily of private equity funds of which $4,647 million invest in securities and $1,495 million invest in real estate related holdings. The remaining $275 million of unaffiliated other invested assets consist of defeased loans. As of December 31, 2008, affiliated other invested assets totaling $3,044 million represents investment subsidiaries totaling $2,605 million of which $2,350 million investment in real estate related holdings. The remaining $439 million of affiliated other invested assets represents operating subsidiaries and trusts. Other long-term assets in the table above consist primarily of $299 million in derivatives.

For the years ended December 31, 2008 and 2007, other-than-temporary impairments in other long-term investments for which the carrying value is not expected to be recovered were $552 million and $42 million, respectively.

For the years ended December 31, 2008 and 2007, other long-term investments denominated in foreign currency were $1,411 million and $875 million, respectively.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-55

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The Company holds investments in Low Income Housing Tax Credits (“LIHTC”) which have remaining tax credit years ranging from 2 years to 12 years with a required holding period of 15 years. The Company’s investments in LIHTC properties are not currently subject to regulatory review and do not exceed 10% of the Company’s admitted assets.

Note 8—commitments

The outstanding obligation for future investments at December 31, 2008, is shown below by asset category (in millions):

	2009	2010	In later years	Total Commitments
Bonds	$162	$71	$22	$255
Mortgages	187	—	—	187
Real estate	4	—	—	4
Common stocks	101	60	3	164
Other long-term investments	1,838	1,873	1,736	5,447
Total	$2,292	$2,004	$1,761	$6,057

In the preceding table under mortgage commitments for 2009, $45.9 million was withdrawn in January 2009, resulting in a commitment withdrawal fee of $689 thousand.

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers and the funding of mortgage and real estate commitments are generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. Due to TIAA’s due diligence in closing mortgage commitments, there is a lag between commitment and closing. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Included in the amounts of other long-term investments in the above table is the Company’s commitments to purchase tax credits of $8.9 million of which $2.2 million is to be disbursed in 2009 and $6.7 million in later years.

Other long-term investment commitments also include the Company’s limited partnership in the Hines Development Fund Limited Partnership (“Development Fund I & II”) whose primary focus is the development and redevelopment of real estate projects in Western Europe. Each of the limited partners made a specified commitment to the fund; TIAA committed 130 million Euros which is approximately $182 million (in U.S. dollars) to Development Fund I and 100 million Euros which is approximately $140 million (in U.S. dollars) to Development Fund II as of December 31, 2008. The limited partners’ commitments are pledged as collateral to facilitate the financing of the activities of the fund by third parties through equity lines of credit. The limited partners do not anticipate funding their commitments but remain committed to do so should it become necessary for the Development Fund to make cash capital calls.

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Bonds	$8,232	$7,901	$7,536
Mortgages	1,290	1,481	1,781
Real estate	285	246	244
Stocks	347	512	368
Other long-term investments	692	918	635
Cash, cash equivalents and short-term investments	95	90	46
Other	9	5	4
Total gross investment income	10,950	11,153	10,614
Less securities lending expenses	—	—	(13)
Less investment expenses	(451)	(448)	(423)
Net investment income before amortization of net IMR gains	10,499	10,705	10,178
Plus amortization of net IMR gains	60	123	135
Net investment income	$10,559	$10,828	$10,313

Due and accrued income excluded from net investment income is as follows: Bonds in or near default or that are over 90 days past due; Preferred Stocks that are over 90 days past due and with a NAIC designation of 4, 5 or 6; Common Stocks Affiliated related to real estate with rents over 90 days past due; Mortgages with amounts greater than the excess of property value over the unpaid principal balance and on mortgages in default more than eighteen months; and Real Estate relating to rent in arrears for more than 90 days. The total due and accrued income excluded from net investment income was $1 million for both years of 2008 and 2007, and $2 million for 2006.

Future rental income expected to be received under existing real estate leases in effect as of December 31, 2008 (in millions):

	2009	2010	2011	2012	2013	Thereafter	Total
Future rental income	$149	$136	$119	$99	$75	$175	$753

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to other than temporary impairments for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Bonds	$(2,822)	$(74)	$125
Mortgages	(181)	7	(31)
Real estate	20	2	70
Stocks	(929)	77	407
Other long-term investments	(546)	56	50
Cash, cash equivalents and short-term investments	(33)	5	7
Total before capital gains taxes and transfers to the IMR	(4,491)	73	628
Transfers to IMR	41	(44)	(20)
Capital gains taxes	—	(166)	—
Net realized capital (losses) gains less capital gains taxes, after transfers to the IMR	$(4,450)	$(137)	$608

B-56	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Write-downs of investments resulting from other-than-temporary impairments (“OTTI”), included in the preceding table, were as follows for the years ended December 31 (in millions):

	2008	2007	2006
Other-than-temporary impairments:
Bonds	$2,467	$339	$109
Mortgages	211	49	27
Real estate	23	—	2
Stocks	890	100	33
Other long-term investments	552	42	45
Total	$4,143	$530	$216

The Company did not have any troubled debt restructurings during 2008 or 2007, therefore there were no related losses recognized.

In adherence with statutory accounting principals the Company holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an other than temporary impairment will be recorded until actual disposal of the investment. Proceeds from sales of long-term bond investments during 2008, 2007 and 2006 were $5,099 million, $4,840 million and $9,275 million, respectively. Gross gains of $111 million, $190 million and $327 million and gross losses, excluding impairments considered to be other-than-temporary, of $646 million, $65 million and $172 million were realized on these sales during 2008, 2007 and 2006, respectively.

Wash Sales: The Company does not engage in the practice of wash sales, however, in isolated case in the course of asset management activities, a security may be sold and repurchased in whole or in part within the thirty-days of the sale when an opportunity to significantly enhance the return on the investment is present.

The details by NAIC designation 3 or below of securities sold during 2008 and 2007, respectively, and reacquired within thirty days of the sale date are (in millions):

	2008
	Number of Transactions	Book Value of Sale	Cost of Repurchases	Gains/ (Losses)
NAIC 3	20	$17.4	$17.3	$0.1
NAIC 4	12	0.4	0.3	—
NAIC 5	5	2.0	2.0	0.1
Total	37	$19.8	$19.6	$0.2

	2007
	Number of Transactions	Book Value of Sale	Cost of Repurchases	Gains/ (Losses)
NAIC 3	6	$7.5	$7.5	$0.1
NAIC 4	2	1.2	1.3	—
Total	8	$8.7	$8.8	$0.1

Unrealized Capital Gains and Losses: The net changes in unrealized capital gains (losses) on investments, resulting in a net increase (decrease) in the valuation of investments for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Bonds	$(483)	$299	$220
Mortgages	(172)	95	3
Stocks	(633)	92	173
Other long-term investments	(1,474)	379	2
Cash, cash equivalents and short-term investments	5	—	—
Total	$(2,757)	$865	$398

Note 10—securitizations

When TIAA sells bonds and mortgages in a securitization transaction, it may retain interest-only strips, one or more subordinated tranches, residual interest, or servicing rights, all of which are retained interests in the securitized receivables. The Company’s ownership of the related retained interests may be held directly by the Company or indirectly through an investment subsidiary. The retained interests are associated with Special Purpose Entities/Qualified Special Purpose Entities (“SPEs/QSPEs”) that issue equity and debt which is non-recourse to the Company. Fair value used to determine gain or loss on a securitization transaction is based on quoted market prices, if available; however, quotes are generally not available for retained interests, so the Company either obtains an estimated fair value from an independent pricing service or estimates fair value internally based on the present value of future expected cash flows using management’s best estimates of future credit losses, forward yield curves, and discount rates that are commensurate with the risks involved.

The Company has not initiated any securitization transactions in which it sold assets held on its balance sheet into SPEs/QSPEs during 2008. Advisors, a downstream subsidiary of TIAA, provides investment advisory services for most assets securitized by the Company.

During 2007, TIAA entered into a securitization transaction in which it sold commercial mortgages with a total principal balance of approximately $2,092 million and recognized a gain of approximately $34 million. TIAA received proceeds of approximately $2,009 million and retained subordinated interests with a fair value of approximately $77 million. The total cash flows received on interests retained were approximately $2,017 million for the year ending 2007. TIAA’s total principal amount outstanding is $2,092 million, the derecognized piece is $2,009 million, and the retained principal amount is $83 million. There were no delinquencies or credit losses at December 31, 2008, 2007 and 2006, respectively.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-57

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The following table summarizes the Company’s retained interests in securitized financial assets from transactions originated since 2000 (in millions):

					Sensitivity Analysis of Adverse Changes in Key Assumptions
Issue Year	Type of Collateral	Carrying Value	Estimated Fair Value		10% Adverse	20% Adverse
2000	Bonds	$73	$66	(a)	$(2)	$(4)
2001	Bonds	$238	$211	(b)	$(6)	$(11)
2002	Bonds	$27	$4	(c)	$—	$(1)
2007	Mortgages	$76	$32	(d)	$(1)	$(3)

The key assumptions applied to both the fair values and sensitivity analysis of the retained interests on December 31, 2008 was as follows:

(a)	The retained interests securitized in 2000 are valued utilizing a discounted cash flow methodology. Cash flows are discounted at rates ranging from 8.47% to 12.47%. Considerations in the determination of discount rates would include transaction structure and credit quality of underlying assets. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the overall discount rate.

(b)	The retained interests securitized in 2001 were valued using an independent third-party pricing service, which uses the discounted cash flow analysis of anticipated cash flows. Cash flows are discounted at rates ranging from 7.46% to 72.65% (weighted average rate of 10.64%). Considerations in the determination of discount rates would include transaction structure and credit quality of underlying assets. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the overall discount rate.

(c)	The retained interests securitized in 2002 was valued using an independent third-party pricing service. Cash flows are discounted at 61.21%. Considerations in the determination of discount rates would include transaction structure and credit quality of underlying assets. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the overall discount rates.

(d)	The retained interests securitized in 2007 were valued using an independent third-party pricing service, which uses the discounted cash flow analysis of anticipated cash flows, including assumptions of anticipated prepayment speeds. Cash flows are discounted at rates ranging from 12.01% to 83.89% (weighted average rate of 20.63%). Considerations in the determination of discount rates would include transaction structure and credit quality of underlying assets. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the overall discount rates.

Note that the sensitivity analysis above does not give effect to any offsetting benefits of financial instruments which may hedge the risks inherent to these financial interests. Additionally, changes in particular assumptions, such as discount rates, may in practice change other valuation assumptions which may magnify or counteract the effect of these disclosed sensitivities.

Note 11—disclosures about fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.

Level 2—Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3—Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

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continued

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS:

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in millions):

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common stocks	$581	$274	$—	$855
Derivatives	—	282	—	282
Separate accounts, net	951	512	11,010	12,473
Total assets at fair value	$1,532	$1,068	$11,010	$13,610

Liabilities at fair value:
Derivatives	$—	$(195)	$—	$(195)
Total liabilities at fair value	$—	$(195)	$—	$(195)

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and therefore there is no net impact to the Company’s revenues and expenses or surplus.

Changes in Level 3 Assets and Liabilities measured at Fair Value on a recurring basis

The following is a reconciliation of the beginning and ending balances for net assets measured at fair value on a recurring basis using Level 3 inputs during the year ended December 31, 2008 (in millions):

Separate Account Net Assets
Balance at 1/1/08:	$13,823
Total gains or losses (realized/unrealized) included in surplus	(2,518)
Other activity	(295)
Balance at 12/31/08	$11,010

Separate account net assets consist of directly owned real estate, joint ventures, limited partnerships and a note receivable held by the Real Estate Account (“REA”) net of mortgages issued to REA. The impact on overall surplus is offset by concurrent changes in value in both separate account assets and separate account liabilities in the Company’s Statement of Assets, Liabilities and Capital and Contingency Reserves. Other activity consists principally of acquisitions of properties or ownership interests and assumptions of mortgages and principal repayments made thereon.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS:

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the changes in assets measured at fair value on a non-recurring basis as of December 31, 2008 and the related net gains and losses for those items (in millions):

	Level 1	Level 2	Level 3	Total Gains (Losses)
Bonds	$—	$1,353	$35	$(1,811)
Preferred Stock	28	223	3	(524)
Other Long Term Investments	—	—	906	(740)
Sub-total	$28	$1,576	$944	$(3,075)

Described below are the Company’s application of the fair value hierarchy to its assets and liabilities carried at fair value on a recurring and non-recurring basis:

Level 1 Financial Instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange-listed equities. Preferred stocks carried on a lower of cost or market basis are those that trade in an active market where prices for identical securities are readily available.

Level 2 Financial Instruments

Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Because most bonds and preferred stocks do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates.

If an independent pricing service is unable to provide the fair value for a security due to insufficient market information, such as for a private placement transaction, the Company will determine the fair value internally using a matrix pricing model. This model estimates fair value using discounted cash flows at a market yield considering the appropriate treasury rate plus a spread. The spread is derived by reference to similar securities, and may be adjusted based on specific characteristics of the security, including inputs that are not readily observable in the market. The Company assesses the significance of unobservable inputs for each security priced internally and classifies that security in Level 2 only if the unobservable inputs are insignificant.

Common stocks included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are net limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swap and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short-term government agency notes and commercial paper. Preferred stocks in Level 2 are those carried on a lower of cost or market basis using daily trade prices based on prices for similar

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

securities observable in the market. Bonds carried in Level 2 are composed of corporate bonds and asset-backed securities.

Level 3 Financial Instruments

Bonds classified as Level 3 include asset-backed securities that were manually priced. Valuation of separate account net assets and liabilities classified in Level 3 is generally based on discounted cash flow analyses which utilize market rates, but valuation methods may also include cost and comparable sales approaches.

Other long term assets in Level 3 include private equity holdings, real estate partnerships and investment interests in affiliates where carrying values approximate market or where permanent impairments were taken.

Fair Value of Financial Instruments

The estimated fair value amounts of financial instruments presented in the following tables were determined by the Company using market information available as of December 31, 2008 and 2007 and appropriate valuation methodologies. However, considerable judgment may be required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

(In millions)	Carrying Value	Estimated Fair Value
December 31, 2008
Assets
Bonds	135,680	118,902
Mortgages	19,668	18,799
Preferred stocks	3,216	2,161
Common stocks	3,017	4,328
Cash, cash equivalents and short-term investments	5,553	5,553
Contract loans	908	908
Derivative financial instruments	299	334
Separate account assets	12,473	12,473
Liabilities
Liability for deposit-type contracts	500	500
Derivative financial instruments	370	481
Separate account liabilities	12,319	12,319

(In millions)	Carrying Value	Estimated Fair Value
December 31, 2007
Assets
Bonds	131,859	133,020
Mortgages	20,443	20,919
Preferred stocks	4,375	4,144
Common stocks	4,190	6,039
Cash, cash equivalents and short-term investments	1,603	1,603
Contract loans	862	862
Derivative financial instruments	44	45
Separate account assets	19,021	19,021
Liabilities
Liability for deposit-type contracts	454	454
Derivative financial instruments	810	868
Separate account liabilities	19,021	19,021

Bonds: The fair values for publicly traded long-term bond investments were determined using prices provided by third party pricing services. For privately placed long-term bond investments without a readily ascertainable market value, such values were determined with the assistance of an independent pricing service utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

The aggregate carrying value and estimated fair value of publicly traded and privately placed bonds at December 31 were as follows (in millions):

	2008		2007
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Publicly traded bonds	$100,695	$91,019	$96,235	$96,573
Privately placed bonds	34,985	27,883	35,624	36,447
Total bonds	$135,680	$118,902	$131,859	$133,020

Mortgages: The fair values of mortgages were generally determined by discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Preferred Stocks: The fair values of preferred stocks were determined using prices provided by third party pricing or valuations from the NAIC.

Common Stocks: Fair value of unaffiliated common stock is based on quoted market prices, where available, or prices provided by state regulatory authorities. The Company estimates the fair value of its common stock affiliated by determining the fair value of the underlying assets of the affiliated entities.

Cash, Cash Equivalents, and Short-Term Investments: The carrying values were considered reasonable estimates of fair value.

Contract Loans: Contract loans are stated at outstanding principal balances.

Deposit-type contracts: For deposit-type contracts the fair value approximates the carrying value. The carrying value is payable upon demand.

Derivative Financial Instruments: The fair value of interest rate cap contracts and credit default swap contracts are estimated by external parties and are reviewed internally for reasonableness based on anticipated interest rates, estimated future cash flows, and anticipated credit market conditions. The fair value of for-

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continued

eign currency swaps and forward contracts and interest rate swap contracts are estimated internally based on estimated future cash flows, anticipated foreign exchange relationships and anticipated interest rates and such values are reviewed for reasonableness with estimates provided by TIAA’s counterparties.

Note 12—derivative financial instruments

The Company uses derivative instruments for hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company enters into derivatives directly with counterparties of high credit quality (i.e., rated AA- or better at the date of a transaction) and monitors counterparty credit quality on an ongoing basis. The Company does not require or post cash collateral on derivative instruments. TIAA’s counterparty credit risk is limited to the net positive fair value of its derivative positions for each individual counterparty, unless otherwise described below. Effective January 1, 2003 TIAA adopted SSAP 86, “Accounting for Derivative Instruments and Hedging Activities,” and has applied this statement to all derivative transactions entered into or modified on or after that date. On September 12, 2008, FASB issued FSP FAS 133-1 and FIN 45-4. This FSP amends FASB Statement No. 133, Accounting for Derivative instruments and Hedging Activities (FAS 133) and defines certain disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument. This FSP also amends FASB interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others (“FIN 45”) and defines additional disclosure about the current status of the payment/performance risk of a guarantee. The NAIC has adopted the FSP disclosures included within FAS 133 and FIN 45 for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group.

Foreign Currency Swap Contracts: TIAA enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain for the year ended December 31, 2008, from foreign currency swap contracts that do not qualify for hedge accounting treatment was $537.1 million. The net realized loss for the year ended December 31, 2008, from all foreign currency swap contracts was $78.1 million.

Equity Index Options: TIAA purchases out-of-the- money put options on the S&P 500 Index to hedge a portion of the General Account equity position against a sudden or sustained decline in value. These options are traded over-the-counter and the Company is exposed to both market and counterparty risk. These instruments are carried at fair value. On December 31, 2008, the Company did not hold any Equity Index Options. The net realized gain for the year ended December 31, 2008, from all Equity Index Option contracts was $1.6 million.

Foreign Currency Forward Contracts: TIAA enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. The changes in the value of the contracts related to foreign currency exchange rates are recognized as unrealized gains or losses. A foreign exchange premium/(discount) is recorded at the time a contract is opened, based on the difference between the forward exchange rate and the spot rate. The Company amortizes the foreign exchange premium/(discount) into investment income over the life of the forward contract or at the settlement date, if the forward contract is less than a year. The net unrealized gain for the year ended December 31, 2008, from foreign currency forward contracts that do not qualify for hedge accounting treatment was $30.2 million. The net realized loss for the year ended December 31, 2008, from all foreign currency forward contracts was $4.1 million.

Interest Rate Swap Contracts: TIAA enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts are designated as cash flow hedges and allow TIAA to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. TIAA also enters into interest rate swap contracts to exchange the cash flows on certain fixed interest rate bonds into variable interest rate cash flows. These contracts are entered into as a fair value hedge in connection with certain interest sensitive products. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not meet or no longer meet the accounting criteria of an effective hedge are accounted for at fair value. The net unrealized gain for the year ended December 31, 2008, from interest rate swap contracts that do not qualify for hedge accounting treatment was $32.5 million. The net realized gain for the year ended December 31, 2008, from all interest rate swap contracts was $0.6 million.

Credit Default Swap Contracts: The Company purchases credit default swaps (“CDS”) to hedge against unexpected adverse credit events on selective investments in the TIAA portfolio. As economic events unfolded during 2008, TIAA increased its purchases of credit default swaps. These swap contracts qualify as fair value hedges and the premium payment to the counterparty is expensed as incurred. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value. The net unrealized gain for the year

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

ended December 31, 2008, from credit default swap contracts that do not qualify for hedge accounting treatment was $21.6 million. The net realized gain for the year ended December 31, 2008, from credit default swap contracts was $1.7 million.

Credit Default Swaps used in Replication Transactions: A Replication Synthetic Asset Transaction (“RSAT”) is a written credit derivative transaction (the derivative component) entered into concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity).

As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, TIAA writes (sells) credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded over-the-counter, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps represents the unamortized premium received for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer.

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the Notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by TIAA may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by TIAA to Counterparty and delivery of physical security by Counterparty to TIAA.

2.	Notional amount payment by TIAA to Counterparty net of contractual recovery fee.

3.	Notional amount payment by TIAA to Counterparty net of auction determined recovery fee.

The following table contains information related to replication positions where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Bond Series of indexes (DJ.NA.IG). The index is comprised of 125 of the most liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. TIAA has written contracts on the overall index, whereby TIAA is obligated to perform should a credit event occur with any reference entity that comprises the index. TIAA has also written contracts on the “Super Senior” (30% to 100%) Tranche of the Dow Jones North American Investment Grade Bond Series # 9 Index (DJ.NA.IG.9), whereby TIAA is obligated to perform should the default rate of the entire index exceed 30%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss.

(In millions)	Term	Notional	Average Annual Premium Received	Fair Value	Impairment
Asset Class
DJ Investment Grade Index	less than 2 years	853	0.43%	(46)	(23)
DJ Investment Grade Index	2–3 years	488	0.40%	(33)	(18)
DJ Investment Grade Index	3–4 years	171	0.35%	(10)	(5)
Super Senior Tranche DJ.NA.IG.9	3–4 years	4,764	0.79%	48	—
Totals		6,276		(41)	(46)

The following table contains information related to replication positions where credit default swaps have been sold by the Company on individual debt obligations of corporations and sovereign nations. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the Notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss.

(In millions)	Term	Notional	Average Annual Premium Received	Fair Value	Impairment
Asset Class
Corporate	0–6 years	240	0.82%	(20)	(9)
Sovereign	0–5 years	130	2.01%	(11)	—
Total		370		(31)	(9)

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continued

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. The values are listed in order of their NAIC Credit Designation asset, with a designation of 1 having the highest credit quality and designations of 4 or below as low credit quality based on the underlying asset referenced by the credit default swap.

(In millions)	Reference Entity Asset Class	RSAT Notional Amount	Derivative Component Fair Value	Cash Component Fair Value	RSAT Fair Value
RSAT NAIC Designator
1 Highest Quality	Index	—	—	—	—
	Tranche	4,764	48	5,835	5,883
	Corporate	145	(5)	173	168
	Sovereign	10	(1)	14	13
	Subtotal	4,919	42	6,022	6,064
2 High Quality	Index	1,512	(89)	1,217	1,128
	Tranche	—	—	—	—
	Corporate	90	(10)	106	96
	Sovereign	35	(5)	49	44
	Subtotal	1,637	(104)	1,372	1,268
3 Medium Quality	Index	—	—	—	—
	Tranche	—	—	—	—
	Corporate	—	—	—	—
	Sovereign	80	(6)	109	102
	Subtotal	80	(6)	109	102
4 Low Quality	Index	—	—	—	—
	Tranche	—	—	—	—
	Corporate	5	(3)	7	4
	Sovereign	5	(1)	6	5
	Subtotal	10	(4)	13	9
Total		6,646	(72)	7,516	7,443

		2008			2007
(In millions)		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign currency swap contracts	Assets	1,798	202	210	252	13	14
	Liabilities	1,461	(290)	(344)	3,235	(776)	(819)
	Subtotal	3,259	(88)	(134)	3,487	(763)	(805)
Foreign currency forward contracts	Assets	90	19	19	73	1	1
	Liabilities	150	(16)	(16)	215	(27)	(27)
	Subtotal	240	3	3	288	(26)	(26)
Interest rate swap contracts	Assets	490	49	49	361	17	17
	Liabilities	3	—	—	39	—	—
	Subtotal	493	49	49	400	17	17
Credit default swap contracts (RSAT)	Assets	5,109	—	26	436	—	—
	Liabilities	1,537	(57)	(98)	1,424	(3)	(19)
	Subtotal	6,646	(57)	(72)	1,860	(3)	(19)
Credit default swap contracts (other)	Assets	660	28	28	215	2	2
	Liabilities	473	(7)	(7)	291	(3)	(3)
	Subtotal	1,133	21	21	506	(1)	(1)
Equity Index Options	Assets	—	—	—	600	11	11
	Liabilities	—	—	—	—	—	—
	Subtotal	—	—	—	600	11	11
Total Derivatives	Assets	8,147	298	332	1,937	44	45
	Liabilities	3,624	(370)	(465)	5,204	(809)	(868)
	Total	11,771	(72)	(133)	7,141	(765)	(823)

During 2008, the average fair value of derivatives used for other than hedging purposes, which are the credit default swaps used in replication synthetic asset transactions was $48 million in liabilities.

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of TIAA issuing and funding individual variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA”) is a segregated investment account and was organized on February 22, 1995 under the insurance laws of the State of New York for the purpose of funding variable annuity contracts. REA was registered with the Commission under the Securities Act of 1933 effective October 2, 1995. REA’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in money market instruments, government and corporate debt securities and other publicly traded securities to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account and was organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. Its main purpose is to invest funds for retirement and pay income based on a choice of investment accounts. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

Other than the guarantees disclosed in Note 21, the Company does not make any guarantees to policyholders on its separate accounts. All accounts offer full or partial withdrawal at market value with no surrender charges. The assets and liabilities of these accounts (which represent participant account values) are carried at fair value (directly held real estate is carried at appraised value).

Information regarding separate accounts of the Company for the years ended December 31 is as follows (in millions):

	Non-guaranteed Separate Accounts
	2008	2007	2006
Premiums and considerations	$2,035	$3,343	$3,356
Reserves:
For accounts with assets at:
Fair value	$12,127	$18,752	$15,126
Amortized cost	—	—	—
Total reserves	$12,127	$18,752	$15,126

By withdrawal characteristics:
At fair value	$12,127	$18,752	$15,126
Total reserves	$12,127	$18,752	$15,126

The following is a reconciliation of transfers to or (from) the Company to the Separate Accounts (in millions):

	2008	2007	2006
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$2,217	$3,698	$3,647
Transfers from Separate Accounts	(6,443)	(2,186)	(1,741)
Net transfers (from) or to Separate Accounts	$(4,226)	$1,512	$1,906
Reconciling Adjustments:
Fund transfer exchange loss	$(3)	$(1)	$(3)
Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(4,229)	$1,511	$1,903

Note 14—management agreements

Under Cash Disbursement and Reimbursement Agreements, TIAA serves as the common pay-agent for its operating subsidiaries. The Company has allocated expenses of $1,327 million to its various subsidiaries and affiliates during 2008. In addition, under management agreements, TIAA provides investment advisory and administrative services for TIAA-CREF Life and administrative services to the TIAA-CREF Trust Company, FSB, and VA-1.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at cost by two subsidiaries of TIAA, TIAA-CREF Investment Management, LLC (“Investment Management”) and Services, which provide investment advisory, administrative and distribution services for CREF.

Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $1,142 million, $1,075 million and $889 million in 2008, 2007 and 2006, respectively, are not included in the statements of operations and had no effect on TIAA’s operations.

Advisors provide investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. TPIS and Services distribute variable annuity contracts for VA-1 and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided at cost by TIAA and Services. TIAA provides investment management and administrative services for REA. Distribution services are provided in accordance with a Distribution Services Agreement between REA and Services. Effective January 1, 2008 the Distribution and Administrative Services Agreement between REA and Services was modified to limit the work performed by Services to distribution activities with TIAA assuming responsibility for all administrative activities. TIAA and Services receive management fee payments from REA on a daily basis according to formulae established each year and adjusted periodically, and

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continued

with the objective of keeping the management fees as close as possible to actual expenses attributable to operating REA. Any differences between actual expenses and daily charges are adjusted quarterly.

The following are the amounts due to/(from) subsidiaries and affiliates as of December 31, 2008 (in millions):

	Receivable		Payable
Subsidiary/Affiliate	2008	2007	2008	2007
College Retirement Equities Fund	$—	$89.5	$68.0	$23.9
Investment Management	6.3	—	—	1.2
TIAA-CREF Life	12.1	24.3	—	—
TIAA Pension	0.6	—	—	—
TIAA-CREF Trust Company FSB	—	1.2	0.1	—
Services	2.0	0.4	0.6	—
TIAA Real Estate Account	1.6	10.4	—	—
Total	$22.6	$125.8	$68.7	$25.1

Note 15—federal income taxes

By charter, TIAA is a Stock Life Insurance Company that operates on a non-profit basis, and through December 31, 1997 was exempt from federal income taxation under the Internal Revenue Code. Any non-pension income, however, was subject to federal income taxation as unrelated business income. Effective January 1, 1998, as a result of federal legislation, TIAA is no longer exempt from federal income taxation and is taxed as a stock life insurance company.

Beginning with 1998, TIAA has filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies have a tax-sharing agreement that follows the current reimbursement method, whereby members of the group will generally be reimbursed for their losses on a pro-rata basis by other members of the group to the extent that they have taxable income, subject to limitations imposed under the Code. Amounts due to (receivable from) TIAA’s subsidiaries for federal income taxes were $10.3 million and $(43.0) million at December 31, 2008 and 2007, respectively. The consolidating companies, as of December 31, 2008, which file a consolidated federal income tax return with TIAA are as follows:

 1) TIAA-CREF Life Insurance Company

 2) TIAA-CREF Enterprises, Inc.

 3) Dan Properties, Inc.

 4) JV Georgia One, Inc.

 5) Teachers Michigan Properties, Inc.

 6) JV Minnesota One, Inc.

 7) JWL Properties, Inc.

 8) Liberty Place Retail, Inc.

 9) MOA Enterprises, Inc.

10) ND Properties, Inc.

11) Savannah Teachers Properties, Inc.

12) TCT Holdings, Inc.

13) Teachers Advisors, Inc.

14) Teachers Boca Properties II, Inc.

15) Teachers Pennsylvania Realty, Inc.

16) Teachers Personal Investors Service, Inc.

17) T-Investment Properties Corp.

18) T-Land Corp.

19) WRC Properties, Inc.

20) TIAA-CREF Tuition Financing, Inc.

21) TIAA-CREF Trust Company, FSB

22) MOA Investors I, Inc.

23) 730 Texas Forest Holdings, Inc.

24) TIAA Global Markets, Inc.

25) T-C Sports Co., Inc.

26) TIAA Board of Overseers

27) TIAA Realty, Inc.

28) TIAA Park Evanston, Inc.

29) Port Northwest IV Corporation

In April of 2004, the IRS completed its audit of the 1998 and 1999 tax returns, the first years in which TIAA’s entire business operations were subject to federal income taxation, and presented TIAA with a Revenue Agent Report asserting certain adjustments to TIAA’s taxable income that would have resulted in an additional tax due of $1.1 billion for the 1998 and 1999 tax years. These adjustments would have disallowed the deductions for certain intangible assets and would adjust certain TIAA tax-basis annuity reserves. In April of 2006, the Internal Revenue Service (“IRS”) completed its audit of the 2000, 2001 and 2002 tax returns and presented a Revenue Agent Report asserting certain adjustments to TIAA’s taxable income that would have resulted in additional tax due of $391 million for the 2000, 2001 and 2002 tax years. These adjustments were the same issues as those raised in 1998 and 1999.

On September 12, 2008, TIAA executed the second and final settlement with the IRS Appeals Division resolving all remaining issues for tax years 1998-2002. The primary issue before the IRS Appeals Division was the deduction of losses claimed with regard to certain intangible assets. The IRS conceded that $4.8 billion was deductible for losses related to the termination of pension contracts in force on January 1, 1998, the date that TIAA lost its federal tax exemption. The IRS also allowed losses of $9.4 million claimed for the abandonment of developed software. Additional losses claimed by TIAA of $1.9 billion were disallowed as part of the settlement.

As a result of this settlement TIAA has reduced its December 31, 2007 contingent tax reserve of $1.1 billion to zero. Federal capital gains tax accrued as of December 31, 2007 of $166.1 million has been reduced to zero as a result of the offset of current year net capital losses which may be offset with net capital gains. These adjustments have been reflected in the Summary of Changes in Capital and Contingency Reserves for the twelve months ended December 31, 2008. Additionally, TIAA recorded a gross deferred tax asset as of December 31, 2008 of $8.8 billion related to the expected future deduction of losses with regard to intangible assets recognized as a result of the 2008 IRS settlement. Substantially all of such deferred tax assets are non–admitted in accordance with statutory accounting principles.

On April 5, 2007, TIAA executed a partial first settlement with the IRS Appeals Division resolving the disputed adjustments to tax-basis annuity reserves for the tax years 1998-2002. TIAA agreed to a permanent adjustment of $273.0 million, which reduced the tax-basis annuity reserves for TIAA contracts in force at the beginning of 1998, TIAA’s first year as a taxable entity. In addition, a temporary adjustment of $1.7 billion was applied to TIAA’s 1998 reserve deductions. This adjustment related to reserves established for new rights added to TIAA payout annuity

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-65

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

contracts enabling contract-holders to transfer annuity balances into other investment vehicles in accordance with appropriate terms and conditions in the annuity contract. This $1.7 billion adjustment will be recovered by TIAA through deductions over a 20 year period which began with its 2006 tax return. With one exception that is not material, the IRS agreed to accept all deductions related to the annuity reserves as claimed by TIAA on its 1999-2002 tax returns. With respect to deductions for years subsequent to 2004, no binding agreement has been reached with the IRS for reserves associated with the annuity transferability option, since these years were not before IRS Appeals Division. Management believes, however, that it is reasonable to expect that deductions related to subsequent years will not be subject to adjustment by the IRS in future audits, and has not provided for any related contingency reserve. As a result of this settlement, TIAA in the year ended December 31, 2006, reduced its previously established contingent reserve which adjusted statutory surplus by $1.0 billion.

The components of TIAA’s net deferred tax asset were as follows (in millions):

	2008	2007	Change
Gross deferred tax assets	$16,382	$3,114	$13,268
Gross deferred tax liabilities	(330)	(71)	(259)
Net deferred tax asset	16,052	3,043	13,009
Deferred tax assets, non-admitted	(14,671)	(1,967)	(12,704)
Net deferred tax asset, admitted	$1,381	$1,076	$305

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows (in millions):

	2008	2007
Deferred tax assets:
Investments	$1,479	$100
Intangible asset	8,835	—
Differences between statutory and tax reserves	1,174	1,171
Policyholder dividends	816	844
Deferred compensation	156	184
Balance of payout option reserve due to IRS Settlement	508	537
Net operating loss carryover	2,964	—
Capital loss carryover	132	—
Other	318	278
Total deferred tax assets	16,382	3,114
Non-admitted deferred tax assets	(14,671)	(1,967)
Total admitted deferred tax assets	$1,711	$1,147

Deferred tax liabilities:
Investments including partnership interest	$329	$70
Other	1	1
Total deferred tax liabilities	330	71
Net admitted deferred tax assets	$1,381	$1,076

At December 31, 2008, TIAA’s gross and net deferred tax assets reflect the two IRS settlements as described above. The change of $13.4 billion in the gross deferred tax asset and $305.0 million in the net admitted deferred tax asset are primarily due to the inclusion of future deductions related to the intangible asset and the net operating loss (“NOL”) carry forwards resulting from the settlement, which were not included in the December 31, 2007 gross and net deferred tax assets, based on an interpretation concurred by the New York Insurance Department in 2001. In 2008, the Department agreed with a change in interpretation and recognition of the gross non-admitted tax asset.

A reconciliation of TIAA’s statutory tax rate to actual federal income tax rate was as follows (in millions):

	For the Years Ended December 31,
	2008	2007	2006
Net gain from operations	$1,430	$1,932	$2,254
Realized Capital Gain (Loss) inclusive of OTTI	(4,492)	73	—
Statutory rate	35%	35%	35%
Tax at statutory rate	$(1,072)	$702	$789
Investment items	(257)	(87)	(242)
Consolidation and dividends from subsidiaries	(59)	(113)	(48)
Amortization of interest maintenance reserve	(21)	(43)	(47)
Adjustment to policyholder dividend liability	(27)	67	17
Accrual of contingent tax provision	—	423	467
Settlement of contingent tax exposure	—	—	(1,033)
Intangible write-off deduction	(431)	—	—
Net operating loss carry forward utilized	—	(400)	(489)
Book/tax capital gain differences deferred for tax	1,144	51	—
Capital loss carry back and (carry forward) utilized	244	(146)	—
Other	102	137	17
Tax provision (benefit) expense before subsidiary settlements, other payments (refunds) and increase in net operating loss	$(377)	$591	$(569)
Increase in net operating loss to carry forward	377	—	—
Subsidiary settlements and other (refunds) payments	(45)	(76)	(25)
Current federal income tax (benefit) expense	$(45)	$515	$(594)

Current effective tax rate	1%	26%	(26%)
Deferred federal income tax (benefit) expense	$(305)	$(112)	$1

Deferred effective tax rate	9%	(6%)	0%
Total federal income tax (benefit) expense	$(350)	$403	$(594)

Total federal effective tax rate	10%	20%	(26%)

TIAA had $698.2 million of tax basis capital losses in 2008, of which $319.5 million was carried back to 2007 and $378.7 million is carried forward. The capital loss carry forward will expire in the year 2013. The 2007 current effective rate reflects the capital gains tax. No capital gains were reflected in the effective rate for years prior to 2007 because no capital gains tax was incurred.

As of December 31, 2008, TIAA had net operating loss carry forwards as follows (in millions):

Year Incurred	Operating Loss	Year of Expiration
1998	$4,505	2013
1999	1,041	2014
2001	181	2016
2002	786	2017
2003	500	2018
2004	380	2019
2007	—	2022
2008	1,077	2023
Total	$8,470

B-66	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

At December 31, 2007, TIAA’s gross deferred tax asset of $3.1 billion did not include any benefit from NOL carry forwards. Consistent with prior years, however, TIAA’s federal income tax return for 2007 included a significant NOL carry forward as a result of tax deductions related to intangible assets. The NOL carry forward on TIAA’s 2007 federal income tax return was $11.4 billion. These intangible asset tax deductions were not recognized as a benefit in 2007 because they were recognized subsequent to the 2008 settlement described above.

As of December 31, 2008, TIAA had foreign tax credit carry forwards as follows (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2005	$1	2015
2006	2	2016
2007	2	2017
2008	2	2018
Total	$7

As of December 31, 2008 TIAA had general business credit carry forwards as follows (in millions):

Year Incurred	General Business Credit	Year of Expiration
2001	$—	2021
2002	1	2022
2003	2	2023
2004	2	2024
2005	2	2025
2006	5	2026
2007	7	2027
2008	6	2028
Total	$25

TIAA did not incur federal income taxes in 2008 or preceding years that would be available for recoupment in the event of future net losses.

For the years 2003 and 2004 Federal income tax returns for the consolidated companies have been audited by the IRS. In November 2008, the IRS completed its audit and presented the group with a Revenue Agents Report that had no unagreed adjustments. The statute of limitations for the 2005, 2006, and 2007 federal income tax returns are open until September 2009, September 2010, and September 2011, respectively.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 Accounting for Uncertainty in Income Taxes—An Interpretation of FASB Statement No. 109 (“FIN 48”). FIN 48 establishes a minimum threshold for financial statement recognition of the benefits of positions taken in tax returns, and requires certain expanded disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open years as of the effective date. Management has evaluated TIAA’s tax position under the principles of FIN 48, and has concluded that TIAA has not recorded any uncertain tax benefits as of December 31, 2008. TIAA had a contingent tax reserve of $1.1 billion as of December 31, 2007 and was reduced to zero in the current year as discussed above.

Note 16—pension plan and postretirement benefits

Retirement Plans, Deferred Compensation, Post Employment Benefits and other Post Retirement Benefit Plans

TIAA maintains a qualified, noncontributory defined contribution pension plan covering substantially all employees. All qualified employee pension plan liabilities are fully funded through retirement annuity contracts. Contributions are made semi-monthly to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The accompanying statements of operations include contributions to the pension plan of approximately $40 million, $34 million and $32 million in 2008, 2007 and 2006, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

In addition to the pension plan, the Company provides certain other postretirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. As of December 31, 2008, the measurement date, the status of this plan for retirees and eligible active employees is summarized below (in millions):

	Postretirement Benefits
	12/31/2008	12/31/2007	12/31/2006
Change in benefit obligation
Benefit obligation at beginning of period	$99	$105	$102
Eligibility cost	4	3	3
Interest cost	6	6	5
Actuarial losses/(gains)	9	(11)	(1)
Benefit paid	(5)	(4)	(4)
Plan amendments	—	—	—
Benefit obligation at end of period	$113	$99	$105
Fair value of assets	—	—	—
Funded status	$(113)	$(99)	$(105)
Unrecognized initial transition obligation	3	4	5
Unrecognized net losses	9	—	12
Accrued postretirement benefit cost	$(101)	$(95)	$(88)

The Company is expecting to receive a 28% federal subsidy for plan prescription benefits arising from the Medicare Prescription Drug Act of 2003 (“The Act”).

The postretirement benefit obligation for non-vested employees was approximately $94 million at December 31, 2008 and approximately $65 million at December 31, 2007.

The net periodic postretirement (benefit) cost for the years ended December 31 includes the following components (in millions):

	Postretirement Benefits
	2008	2007	2006
Components of net periodic cost
Eligibility cost	$4	$3	$3
Interest cost	6	6	5
Amortization of transition obligation	1	1	1
Net periodic cost	$11	$10	$9

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-67

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The cost of postretirement benefits includes a reduction arising from The Act subsidy of $2 million for 2008, $3 million for both 2007 and 2006, respectively.

The Company allocates benefit expenses to certain subsidiaries based upon salaries. The cost of postretirement benefits reflected in the accompanying statements of operations was approximately $5 million for year of 2008, $4 million for both year of 2007 and 2006.

The assumptions used by the Company to calculate the benefit cost and obligations in the year are as follows:

	Postretirement Benefits
	2008	2007	2006
Weighted-average assumption
Discount rate for benefit costs	6.25%	5.75%	5.50%
Discount rate for benefit obligations	5.75%	6.25%	5.75%
Rate of increase in compensation levels	4.00%	4.00%	4.00%
Medical cost trend rates	5.00–9.00%	5.00–10.00%	5.00–11.00%
Immediate Rate	9.50%	10.00%	11.00%
Ultimate Rate	5.00%	5.00%	5.00%
Year Ultimate Rate Reached	2014	2013	2013
Ultimate medical care cost trend rate after a five year gradual decrease	5.00%	5.00%	5.00%
Dental cost trend rate	5.25%	5.25%	5.25%

The assumed medical cost trend rates have a significant effect on the amounts reported. A one-percentage point increase or decrease in assumed medical cost trend rates would have the following effects (in millions):

	Postretirement Benefits
	2008	2007	2006
One percentage point increase
Increase in postretirement benefit obligation	$12	$10	$11
Increase in eligibility and interest cost	$1	$1	$1
One percentage point decrease
(Decrease) in postretirement benefit obligation	$(10)	$(9)	$(9)
(Decrease) in eligibility and interest cost	$(1)	$(1)	$(1)

ESTIMATED FUTURE BENEFIT PAYMENTS

The following benefit payments are expected to be paid (in millions):

Gross Cash Flows (Before Medicare Part D Subsidy Receipts)
2009	7
2010	7
2011	8
2012	8
2013	9
Total for 2014-2018	56

Medicare Part D Subsidy Receipts
2009	0.3
2010	0.4
2011	0.4
2012	0.5
2013	0.6
Total for 2014-2018	5.0

The Company also maintains a non-qualified deferred compensation plan for non-employee trustees and members of the TIAA

Board of Overseers. The plan provides an award equal to 50% of the annual stipend that is invested annually in company-owned annuity contracts. Payout of accumulations is normally made in a lump sum following the trustees’ or member’s separation from the Board.

The Company has provided an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees.

The SERP provided an annual retirement benefit payable at normal retirement calculated as 3% of the participant’s 5-year average total compensation based on an average of the highest five of the last ten years multiplied by the number of years of service not in excess of 15 years. This amount is reduced by the benefit arising from the basic TIAA defined contribution annuity contracts.

Effective July 31, 2007, the SERP was curtailed. Under this curtailment, all participants, who had not attained the age of 55 and completed five years of service forfeited their benefits under the plan. The one time cost associated with the curtailment of $5 million was due to the need to recognize the past service liability. This one time cost is included in the 2007 SERP total expense. In addition an expense of $11 million was recognized by the Company relating to the funding of separate annuity contracts for individuals who forfeited benefit given the SERP curtailment.

The accumulated benefit obligation totaled $45 million and $42 million as of December 31, 2008 and 2007, respectively. The Company had an accrued pension cost of $47 million and $45 million and had no additional minimum liability accrued as of December 31, 2008 and 2007, respectively. The Company did not have any projected benefit obligation for non-vested employees for 2008 or 2007.

The SERP obligations were determined based upon a discount rate of 6.21% and a rate of compensation increase of 5.0% at December 31, 2008. In accordance with NAIC SSAP No. 89, only vested obligations are reflected in the funded status.

The obligations of TIAA under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The expected rate of return on plan assets is not applicable. During 2007, the SERP expense, including expenses associated with the curtailment, totaled $11 million.

Future benefits expected to be paid by the SERP are as follows (in millions):

1/1/2009 to 12/31/2009	$4
1/1/2010 to 12/31/2010	$4
1/1/2011 to 12/31/2011	$4
1/1/2012 to 12/31/2012	$4
1/1/2013 to 12/31/2013	$4
1/1/2014 to 12/31/2018	$18

Note 17—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves are based on assumptions for interest, mortality and other risks insured and establish a sufficient provision for all benefits guaranteed under policy and contract provisions.

B-68	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

For annuities and supplementary contracts, policy and contract reserves are generally equal to the present value of guaranteed benefits. For most annuities, the present value calculation uses the guaranteed interest and mortality table or a more conservative basis and for most accumulating annuities the reserve thus calculated is equal to the account balance. For the Personal Annuity (“PA”), deferred annuity reserves in the general account are equal to the account balance plus the present value, at the maximum statutory valuation rate on an issue year basis, of excess interest guaranteed beyond the valuation date. In addition, a reserve is maintained in the general account for the PA’s Guaranteed Minimum Death Benefit (“GMDB”) provision. The reserve for the GMDB is calculated in accordance with Actuarial Guideline 34, Variable Annuity Minimum Guaranteed Death Benefit Reserves and New York State Regulation 151 and was approximately $1.1 million at December 31, 2008 and $0.1 million at December 31, 2007, respectively.

For retained assets, an accumulation account issued from the proceeds of annuities and life insurance policies, reserves held are equal to the total current account balances of all account holders.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

In aggregate, the reserves established for all annuity and supplementary contracts utilize assumptions for interest at a weighted average rate of approximately 3%. Approximately 91% of annuity and supplementary contract reserves are based on the 1983 Table set back at least 9 years or the Annuity 2000 table set back at least 9 years.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contracts at December 31 are as follows (in millions):

	2008		2007
	Amount	Percent	Amount	Percent
Subject to Discretionary Withdrawal
At fair value	$12,127	7.1%	$18,752	11.3%
At book value without adjustment	32,232	18.9%	25,858	15.6%
Not subject to discretionary withdrawal	126,465	74.0%	120,898	73.1%
Total (gross)	170,824	100.0%	165,508	100.0%
Reinsurance ceded	—		—
Total (net)	$170,824		$165,508

Annuity reserves and deposit-type contact funds for the year ended December 31 are as follows (in millions):

	2008	2007
General Account:
Total annuities (excluding supplementary contracts with life)	$157,965	$146,066
Supplementary contracts with life contingencies	231	235
Deposit-type contracts	500	455
Miscellaneous reserves, GMDB	1	—
Subtotal	158,697	146,756

Separate Accounts:
Annuities	12,127	18,752
Total	$170,824	$165,508

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for issues on and after such date. Annual renewable and five-year renewable term policies issued on or after January 1, 1994 use segmented reserves, where each segment is equal to the term period. The Cost of Living riders issued on and after January 1, 1994 also use segmented reserves, where each segment is equal to one year in length.

Reserves for the vast majority of permanent insurance policies, term insurance policies, and regular insurance policies use Commissioners’ Standard Ordinary Mortality Tables with rates ranging from 2.25% to 6.00%. Term conversion reserves are based on TIAA term conversion mortality experience and 4.00% interest.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values of approximately $0.2 million in excess of the legally computed reserves were held as an additional reserve liability at December 31, 2008 and $0.1 million at December 31, 2007, respectively. As of December 31, 2008 and December 31, 2007, TIAA had $1.1 billion and $1.6 billion, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department. Reserves to cover these insurance amounts totaled $16.9 million and $20.6 million at December 31, 2008 and December 31, 2007, respectively.

For Immediate Annuities not involving life contingencies and Supplementary Contracts not involving life contingencies, for each valuation rate of interest, the tabular interest has been calculated as the product of the valuation rate times the mean liability for the year. For all other funds not involving life contingencies, tabular interest has been calculated as the total interest credited to such funds.

Note 18—reinsurance

In 2005 and 2004, the Company entered into reinsurance agreements with RGA Reinsurance Company. In accordance with these agreements, the Company assumed Credit Life, Credit A&H, Term Life and Whole Life liabilities through coinsurance funds withheld and modified coinsurance arrangements on a proportional basis. During 2007, the Credit Life and Credit A&H agreement was recaptured, as well as one of the Term Life and Whole Life agreements. The statutory coinsurance reserves on these agreements at the end of the statutory reporting period immediately before recapture were approximately $18.4 million and $41.2 million, respectively.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-69

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

At December 31, disclosures related to these assumed coinsurance agreements were (in millions):

	2008	2007	2006
Aggregated assumed premiums	$22	$(2)	$52
Reinsurance payable on paid and unpaid losses	$—	$—	$1
Modified coinsurance reserves	$183	$171	$162
Increase in policy and contract reserves	$(4)	$(50)	$9
Funds withheld under coinsurance	$—	$—	$14

In 2004, TIAA and TIAA-CREF Life entered into a series of agreements with Metropolitan Life Insurance Company (“MetLife”) including an administrative agreement for MetLife to service the long-term care business of TIAA and TIAA-CREF Life, an indemnity reinsurance agreement where TIAA and TIAA-CREF Life ceded to MetLife 100% of the long-term care liability and an assumption reinsurance agreement where, after appropriate filings in each jurisdiction, MetLife has begun the process of offering the TIAA and TIAA-CREF Life policyholders the option of transferring their policies from TIAA and TIAA-CREF Life to MetLife. At December 31, 2008 there were still premiums in force of $27 million.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance. The major lines in the accompanying financial statements that were reduced by these reinsurance agreements include (in millions):

	2008	2007	2006
Insurance and annuity premiums	$23	$46	$36
Policy and contract benefits	$81	$91	$101
Increase in policy and contract reserves	$50	$187	$32
Reserves for life and health insurance	$686	$736	$923

Note 19—commercial paper program

TIAA began issuing commercial paper in May 1999 and currently has a maximum authorized program of $2 billion. The Company had $ 0 and $952 million outstanding obligations, as of December 31, 2008 and 2007, respectively.

The Company maintains a committed and unsecured 5-year revolving credit facility of $1 billion with a group of banks to support the commercial paper program. This liquidity facility has not been utilized.

Note 20—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below as of December 31 are as follows (in millions):

	2008	2007
Net unrealized capital (losses) gains	$(2,757)	$865
Asset valuation reserve	$4,104	$(698)
Net deferred federal income tax	$13,009	$(57)
Non-admitted asset value	$(12,707)	$(180)
Net change in separate account	$(1)	$—

Capital: TIAA has 2,500 shares of Class A common stock authorized, issued and outstanding. All outstanding shares of the Company are collectively held by the TIAA Board of Overseers, a nonprofit corporation created to hold the stock of TIAA. By charter, the Company operates without profit to its sole shareholder.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). TIAA has not paid dividends to its shareholder and has no plans to do so in the current year.

Note 21—contingencies and guarantees

SUBSIDIARY AND AFFILIATE GUARANTEES:

TGM, a wholly-owned subsidiary of TIAA, was formed for the purpose of issuing notes and other debt instruments and investing the proceeds in compliance with the investment guidelines approved by the Board of Directors of TGM. TGM is authorized to issue up to $5 billion in debt and TIAA’s Board of Trustees authorized TIAA to guarantee up to $5 billion of TGM’s debt. As of December 31, 2008, TGM had $3,295 million of outstanding debt and accrued interest. The Company also provides a $750 million uncommitted and unsecured 364-day revolving line of credit to TGM. During 2008, there were 5 draw downs totaling $172 million that were repaid by December 31, 2008. As of December 31, 2008, there were no outstanding principal or accrued interest on the line of credit.

The Company has a financial support agreement with TIAA-CREF Life. Under this agreement, the Company will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to TIAA. The Company made no additional capital contributions to TIAA-CREF Life during 2008 under this agreement. On March 17, 2009, the Company made a $70 million capital contribution to TIAA-CREF Life in accordance with the financial support agreement. The Company also provides a $100 million unsecured 364-day revolving line of credit to TIAA-CREF Life. As of December 31, 2008, $30 million of this facility was maintained on a committed basis for which the Company received a commitment fee of 3 bps per annum on the undrawn committed amount. During 2008, there were 17 draw downs totaling $41 million that were repaid by December 31, 2008. As of December 31, 2008, outstanding principal plus accrued interest was $0.

The Company provides guarantees to the CREF accounts, for which it is compensated, for certain mortality and expense risks, pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement. The Company also provides a $1.0 billion uncommitted line of credit to CREF and the TIAA-CREF Mutual

B-70	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

concluded

Funds (the “Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1.5 billion committed credit facility that is maintained with a group of banks.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees that, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees that expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees that once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, the Company’s general account will fund them by purchasing Accumulation Units in REA. The Company guarantees that participants will be able to redeem their Accumulation Units at the then current daily Accumulation Unit Value.

Pursuant to the liquidity guarantee obligation, TIAA General Account owned 576,868 accumulation units issued by the TIAA Real Estate Separate Account as of December 31, 2008. The Company purchased $155.6 million of accumulation units on December 24, 2008. The Company has purchased an additional $845.5 million and approximately 3.2 million accumulation units during 2009.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees that once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Leases: The Company occupies leased office space in many locations under various long-term leases. At December 31, 2008, the future minimum lease payments are estimated as follows (in millions):

Year	2009	2010	2011	2012	2013	Thereafter	Total
Amount	$35	$32	$30	$29	$25	$67	$218

Leased space expense is allocated among the Company and affiliated entities. Rental expense charged to the Company for the years ended December 31, 2008, 2007 and 2006 was approximately $36 million, $32 million and $35 million, respectively.

OTHER CONTINGENCIES AND GUARANTEES:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of TIAA or its subsidiaries. It is TIAA management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-71

730 Third Avenue

New York, NY 10017-3206

A11267 (5/09)

Part C — OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(2)	None

(3)	Form of Distribution Agreement

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	GroupAnnuity Contract*

	(E.2)	Endorsement to Group Annuity Contract*

	(E.3)	Endorsement to TIAA Group Annuity Contract*

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Minimum Distribution Annuity Contract Endorsement – Cashable*

	(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable*

(5)	Form of Application

(6)	(A)	Charter of Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006).

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007).

(7)	None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007).

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2.*

(9)	Opinion and consent of Jonathan Feigelson, Esquire *

(10)	(A)	Consent of Dechert LLP *

	(B)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm *

	(C)	Consent of Jonathan Feigelson, Esquire *

(11)	None

(12)	None

(13)	Powers of Attorney *

*	Filed herewith

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
Ronald L. Thompson	Trustee and Chairman
Former Chairman and Chief Executive Officer of
Midwest Stamping and Manufacturing Company

Elizabeth E. Bailey	Trustee
John C. Hower Professor of
Public Policy and Management
The Wharton School
University of Pennsylvania

Glenn A. Britt	Trustee
Chief Executive Officer of Time Warner Cable

Robert C. Clark	Trustee
Distinguished Service Professor and
Austin Wakeman Scott
Professor of Law
Harvard Law School
Harvard University

Edward M. Hundert, M.D.	Trustee
Senior Lecturer in Medical Ethics
Harvard Medical School
Harvard University

Marjorie Fine Knowles	Trustee
Professor of Law
Georgia State University

Donald K. Peterson	Trustee
Former Chairman and Chief Executive Officer of
Avaya Inc.

Sidney A. Ribeau	Trustee
President, Howard University

Dorothy K. Robinson	Trustee
Vice President and General Counsel
Yale University

David L. Shedlarz	Trustee

Former Vice Chairman of Pfizer Inc.

David F. Swensen Chief Investment Officer Yale University	Trustee

Marta Tienda Maurice P. During ‘22 Professor in Demographic Studies Woodrow Wilson School Princeton University	Trustee

Rosalie J. Wolf Managing Partner Botanica Capital Partners, LLC	Trustee

Roger W. Ferguson, Jr. TIAA	President and Chief Executive Officer and Trustee

Mary (Maliz) E. Beams TIAA	Executive Vice President

Brandon Becker TIAA	Executive Vice President and Chief Legal Officer

Richard S. Biegen TIAA	Chief Compliance Officer of the Separate Account

Scott C. Evans TIAA	Executive Vice President

I. Steven Goldstein TIAA	Executive Vice President

Stephen Gruppo TIAA	Executive Vice President

Jorge Gutierrez TIAA	Treasurer

William J. Mostyn III TIAA	Vice President and Corporate Secretary

Dermot J. O’Brien TIAA	Executive Vice President

Georganne C. Proctor TIAA	Executive Vice President and Chief Financial Officer

Cara L. Schnaper TIAA	Executive Vice President

Bertram L. Scott TIAA	Executive Vice President

Edward D. Van Dolsen TIAA	Executive Vice President

*	The principal business address for each individual is:

TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

(1)	TIAA Board of Overseers is a not-for-profit corporation.

(2)	TIAA’s non-profit capital stock, constituting all of its authorized shares of stock, was originally issued to the Carnegie Corporation of New York. The shares were transferred to Trustees of T.I.A.A. Stock, renamed TIAA Board of Overseers, immediately after the enactment of the cited legislation.

(3)	The TIAA Board of Overseers elects TIAA’s trustees.

(4)	The following corporations and limited liability companies (“LLCs”) were organized by TIAA to hold real estate, mortgage, and securities investments for the General Account and may no longer hold any assets. All issued and outstanding stock of the corporations, trusts, and memberships in the LLCs are owned, directly or indirectly, by TIAA. Unless otherwise indicated, these Domestic entities are Delaware entities:

DOMESTIC

485 Properties, LLC*

730 Texas Forest Holdings, Inc.*

Bethesda ARC, LLC

Bethesda HARC, LLC

Ceres Agricultural Properties, LLC*

CTG&P, LLC

DAN Properties, Inc.

Demeter Agricultural Properties, LLC

Demeter Agricultural Properties II, LLC

JV Georgia One, Inc.

JWL Properties, Inc.

Liberty Place Retail, Inc. (a Pennsylvania corporation)

ND La Jolla, LLC

ND Properties, Inc.*

ND-T Street, LLC

Normandale Center LLC

Port Northwest IV Corporation

Premiere Agricultural Properties, LLC

Premiere Columbia Properties, LLC

Premiere Farm Properties, LLC

Renewable Timber Resources, LLC

Savannah Teachers Properties, Inc.

T-C Cypress Park West LLC

T-C Duke Street LLC

T-C King Street Station LLC

T-C Roosevelt Square LLC

T-C SMA I, LLC

T-C SMA 2, LLC

T-C Sports Co., Inc.*

T-C Stonecrest LLC

T-Investment Properties Corp.

T-Land Corp.

T-Pointe, LLC

TCPC Associates, LLC

Teachers Boca Properties II, Inc.

Teachers Concourse, LLC*

Teachers Mayflower, LLC

Teachers Michigan Properties, Inc.

Teachers Pennsylvania Realty, Inc. (a Pennsylvania corporation)

Teachers West, LLC

TIAA 485 Boca 54 LLC

TIAA 485 Clarendon, LLC

TIAA Canada Retail Business Trust (a Pennsylvania business trust)

TIAA CMBS I, LLC*

TIAA European Funding Trust*

TIAA Franklin Square, LLC*

TIAA Gemini Office, LLC

TIAA Global Public Investments, LLC

TIAA Lakepointe, LLC

TIAA Park Evanston, Inc.

TIAA Private Equity Alpha, LLC*

TIAA Realty, Inc.

TIAA SF One, LLC

TIAA Stafford Harrison LLC

TIAA The Reserve II Member, LLC

TIAA Timberlands I, LLC*

TIAA Timberlands II, LLC*

TIAA Union Place Phase I LLC

TIAA-CREF Global Investments LLC

WRC Properties, Inc.*

INTERNATIONAL

36 Rue La Fayette (Luxembourg) 154 Rue de l’Universite SARL (France) 622534 N.B. Ltd. (New Brunswick)	SAS Roosevelt (France) Servin EURL (France) Servin Holding SARL (France)

INTERNATIONAL

Bruyeres I SAS (France)

Bruyeres II SAS (France)

Business Port S.r.l. (Italy)

Courcelles 70 SAS (France)

Des Brateaux SARL (France)

Erlangen Arcaden GmbH & Co. KG (Germany)

LaFayette Lux 1 S.a.r.l. (Luxembourg)

LaFayette Lux 2 S.a.r.l. (Luxembourg)

Les Harbouts II Immobilier SARL (France)

Les Horbouts II SARL (France)

Les Horbouts SARL (France)

Mansilla Participacoes Ltda (Brazil)

MegaPark Holding B.V. (Netherlands)

MSCAN Limited Partnership (Manitoba)

ND Europe S.a.r.l.* (Luxembourg)

Norte Shopping – Centre Commercial S. A. (Portugal)

Norte Shopping Retail & Leisure Centre BV* (Netherlands)

Olympe EURL (France)

Olympe Holding SARL (France)

Provence 110 (France)

REA Europe SARL (Luxembourg)

REA Lux 1 SARL (Luxembourg)

Rue de I’Universite 154 SAS (France)

SAS La Defense (France)

SAS Malachite (France)

SNC Amarante (France)

SNC La Defense (France)

SNC Lazulli (France)

SNC Peridot (France)

SNC Roosevelt (France)

Thiers LaFayette (France)

TIAA Lux 2 (Luxembourg)

TIAA Lux 4 (Luxembourg)

TIAA Lux 5 S.a.r.l. (Luxembourg)

TIAA Lux 6 S.a.r.l.*(Luxembourg)

TIAA Lux 7 S.a.r.l. (Luxembourg)

TIAA Lux 8 S.a.r.l (Luxembourg)

TIAA Lux 9 S.a.r.l. (Luxembourg)

TIAA Lux 10 S.a.r.l. (Luxembourg)

TIAA-CREF Asset Management UK Limited (England)

Triarche I SAS (France)

Triarche II SAS (France)

Villabe SAS (France)

(5)	Subsidiaries of the Separate Real Estate Account:

Bisys Crossings I, LLC; Light Street Partners Ballston, Inc.; Light Street Partners LLP; Seneca Industrial Holdings, LLC; T-C 701 Brickell LLC; T-C Four Oaks Place LLC; T-C Legacy at Westwood LLC; T-C Preston Sherry Plaza, LLC; T-C Regents Court LLC; T-C The Caruth LLC; T-C The Colorado LLC; Teachers Belvidere Properties, LLC; Teachers REA, LLC; Teachers REA II, LLC; Teachers REA III, LLC; TIAA Florida Mall, LLC; TIAA Miami International Mall, LLC; TIAA West Town Mall, LLC; TIAA-CREF Global Separate Real Estate Company LLC; TREA 10 Schalks Crossing Road, LLC; TREA 1401 H, LLC; TREA Broadlands, LLC; TREA Florida Retail, LLC; TREA GA Reserve, LLC; TREA Pacific Plaza, LLC; TREA Retail Fund-K, LLC; TREA Retail Property Portfolio 2006, LLC; TREA Weston, LLC; TREA Wilshire Rodeo, LLC.

(6)	TIAA-CREF Investment Management, LLC is a registered investment advisor, which provides investment management services for College Retirement Equities Fund.

(7)	TIAA-CREF Individual & Institutional Services, LLC is a registered broker-dealer and investment advisor, which provides distribution services for College Retirement Equities Fund.

(8)	TIAA Global Markets, Inc. was formed to issue debt instruments.

(9)	TIAA-CREF Enterprises, Inc. is organized for the purpose of holding the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., TIAA-CREF Tuition Financing, Inc., and TCAM Core Property Fund GP LLC.

(10)	Teachers Advisors, Inc. is a registered investment advisor organized for the purpose of providing investment advice and management services to the TIAA Separate Account VA-1, the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds.

(11)	Teachers Personal Investors Services, Inc. is a registered broker-dealer organized for the purpose of providing distribution and administrative services for the TIAA Separate Account VA-1, the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds.

(12)	TIAA-CREF Life Insurance Company is a New York State insurance subsidiary of TIAA, whose stock is owned by TIAA and which holds the sole member interest in TIAA-CREF Insurance Agency, LLC.

(13)	TIAA-CREF Tuition Financing, Inc. is organized to administer and provide advice to tuition savings and prepaid plans.

(14)	TCT Holdings, Inc. is organized for the purpose of holding the stock of a federal savings bank.

(15)	TIAA-CREF Trust Company, FSB is a federally chartered savings bank.

(16)	TIAA-CREF Insurance Agency, LLC is a licensed insurance agency offering insurance services and products.

(17)	TCAM Core Property Fund GP LLC was established to act as the general partner of TIAA-CREF Asset Management Core Property Fund, LP, which owns an interest in TCAM Core Property Fund REIT LLC, which in turn owns the membership interests in TCAM Core Property Fund Operating GP LLC.

(18)	TIAA-CREF Redwood, LLC was established for the purpose of owning the membership interest in Kaspick & Company, LLC.

(19)	Kaspick & Company, LLC provides administrative and investment management services to planned giving programs of non-profit institutions and also provides administrative services to charitable institutions that issue gift annuities.

(20)	Active Extension Fund I, LLC, Active Extension Fund II-Global Opportunities, LLC and Active Extension Fund III, LLC were organized to engage in investment strategies.

(21)	TIAA-CREF LPHC, LLC, was organized to hold the membership interests in TIAA-CREF USREF I GP, LLC, TCAM SVREF I GP, LLC and TCAM DOF GP LLC. TIAA-CREF USREF I GP, LLC was established to act as the general partner of TIAA-CREF U.S. Real Estate Fund I, L.P and hold the membership interests in TIAA-CREF USREF I A.S. LLC. TIAA-CREF U.S. Real Estate Fund I, L.P.* will initially hold the membership interests in TIAA-CREF USREF I REIT, LLC. In addition, it will own either directly or indirectly real estate or real estate related investments and has registered its public offering of limited partnership interests with the Securities and Exchange Commission. TCAM SVREF I GP, LLC was organized to hold the membership interests in TCAM SVREF I A.S., LLC and to act as the general partner of TIAA-CREF Asset Management Strategic Value Real Estate Fund I, LP, a closed-end private investment fund which will primarily invest in value added real estate investments. TIAA-CREF Asset Management Strategic Value Real Estate Fund I, LP will hold the memberships interests in TCAM SVREF I Properties, LLC and TCAM SVREF I REIT, LLC. TCAM DOF GP LLC was established to act as the general partner of TIAA-CREF Asset Management Distressed Opportunities Fund, L.P., a closed-end private investment fund which will primarily invest in pooled investment vehicles with distressed debt or distressed equity strategies.

(22)	TIAA-CREF International Holdings LLC, was organized to act as the holding company for TIAA-CREF Asset Management UK Limited, which was organized to conduct global real estate activities.

(23)	Oleum Holding Company, Inc. was organized to own the shares of a Canadian entity.

TIAA	% owned by TIAA/ Subsidiary
General Account Investment and Insurance Subsidiaries:
(T1) 485 Properties, LLC	100%
(T2) Bethesda ARC, LLC	100%
(T3) Bethesda HARC, LLC	100%
(T2) DAN Properties, Inc.	100%
(T2) JV Georgia One, Inc.	100%
(T2) JWL Properties, Inc.	100%
(T2) Liberty Place Retail, Inc.	100%
(T2) Normandale Center LLC	100%
(T2) Port Northwest IV Corporation	100%
(T2) Savannah Teachers Properties, Inc.	100%
(T2) T-Investment Properties Corp.	100%
(T2) T-Land Corp.	100%
(T2) T-C Duke Street LLC	100%
(T2) Teachers Pennsylvania Realty, Inc.	100%
(T2) TIAA 485 Clarendon, LLC	100%
(T2) TIAA Gemini Office, LLC	100%
(T2) TIAA-CREF Global Investments LLC	100%
(T1) 730 Texas Forest Holdings, Inc.	100%
(T2) 730 Texas Timberlands Ltd.	.5%
(T2) 730 Texas Timberlands II Ltd.	.5%
(T1) 730 Texas Timberlands II, Ltd.	99.5%
(T1) Active Extension Fund I, LLC	100%
(T1) Active Extension Fund II - Global Opportunities, LLC	100%
(T1) Active Extension Fund III, LLC	100%
(T1) Ceres Agricultural Properties, LLC	100%

(T2) Premiere Farm Properties, LLC	100%
(T2) Premiere Agricultural Properties, LLC	100%
(T2) Premiere Columbia Properties, LLC	100%
(T1) CTG & P, LLC	100%
(T1) CPPIB-TIAA U.S. Real Property Fund, L.P.	50%
(T2) C-T REIT LLC	99.99%
(T3) C-T Stoneridge LLC	100%
(T3) C-T Shenandoah LLC	100%
(T1) Demeter Agricultural Properties, LLC	100%
(T1) Demeter Agricultural Properties II, LLC	100%
(T1) Mansilla Participacoes Ltda	100%
(T1) ND Properties, Inc.	100%
(T2) 622534 N.B. Ltd	100%
(T3) MSCAN Limited Partnership	.01%
(T2) Norte Shopping Retail & Leisure Centre BV	50%
(T3) Norte Shopping - Centre Commercial S.A.	100%
(T2) TIAA Canada Retail Business Trust	100%
(T3) MSCAN Limited Partnership	99.99%
(T2) TIAA Stafford-Harrison LLC	100%
(T2) ND La Jolla, LLC	100%
(T2) ND-T Street, LLC	100%
(T2) T- Pointe, LLC	100%
(T2) ND Europe S.a.r.l.	100%
(T3) La Fayette Lux 1 S.a.r.l	100%
(T4) 36 Rue La Fayette	01%
(T3) La Fayette Lux 2 S.a.r.l.	100%
(T4) 36 Rue La Fayette	99.99%
(T3) TIAA Lux 2	100%
(T4) SAS Roosevelt	100%
(T5) SNC Roosevelt	100%
(T4) Triarche I SAS	100%
(T5) Les Horbouts SARL	100%
(T4) Triarche II SAS	100%
(T5) Les Horbouts II SARL	100%
(T6) Les Horbouts II Immobilier SARL	100%
(T4) Villabe SAS	100%
(T5) Des Brateaux SARL	100%
(T4) Bruyeres I SAS	100%
(T5) Olympe Holding SARL	100%
(T6) Olympe EURL	100%
(T4) Bruyeres II SAS	100%
(T5) Servin Holding SARL	100%
(T6) Servin EURL	100%
(T3) TIAA Lux 9	100%
(T4) SNC Amarante	.01%
(T4) SAS Malachite	100%
(T5) SNC Amarante	99.99%
(T6) SNC Lazulli	99.99%
(T6) SNC Peridot	99.99%
(T4) SAS La Defense	100%
(T5) SNC La Defense	99.9%
(T4) SNC La Defense	.01%
(T4) SNC Peridot	.01%
(T4) SNC Lazuli	.01%

(T3) TIAA Lux 4	100%
(T4) Rue De L’Universite 154 SAS	100%
(T5) 154 Rue De L’Universite S.a.r.l	100%
(T3) TIAA Lux 6 S.a.r.l	100%
(T4) Courcelles 70 SAS	100%
(T3) TIAA Lux 7 S.a.r.l	100%
(T4) Business Port S.r.l.	50%
(T3) TIAA Lux 8 S.a.r.l.	100%
(T3) TIAA Lux 9 S.a.r.l	100%
(T3) TIAA Lux 10 S.a.r.l.	100%
(T4) MegaPark Holding BV	100%
(T3) Theirs LaFayette	100%
(T2) TIAA Lux 5 S.a.r.l.	100%
(T3) Erlanden Arcaden GmbH & Co. KG	92.5%
(T1) Oleum Holding Company, Inc.	100%
(T2) Polar Star Canadian Oil and Gas Holding, Inc.	100%
(T2) Polar Star Canadian Oil and Gas, Inc.	100%
(T1) Renewable Timber Resource, LLC	100%
(T1) T-C SMA I, LLC	100%
(T2) CPPIB-TIAA U.S. Real Property Fund, L.P.	1%
(T1) T-C SMA 2, LLC	100%
(T1) T-C Sports Co., Inc.	100%
(T1) TCT Holdings, Inc.	100%
(T2) TIAA-CREF Trust Company, FSB	100%
(T1) Teachers Concourse, LLC	100%
(T1) Teachers Mayflower, LLC	100%
(T1) Teachers Michigan Properties, Inc.	100%
(T1) Teachers West, LLC	100%
(T1) TIAA CMBS I, LLC	100%
(T1) TIAA European Funding Trust	100%
(T1) TIAA Franklin Square, LLC	100%
(T1) TIAA Global Markets, Inc.	100%
(T1) TIAA Global Public Investments, LLC	100%
(T1) TIAA Lakepointe, LLC	100%
(T1) TIAA Park Evanston, Inc.	100%
(T1) TIAA Private Equity Alpha, LLC	100%
(T1) TIAA Realty, Inc.	100%
(T1) TIAA SF One, LLC	100%
(T1) TIAA The Reserve II Member, LLC	100%
(T1) TIAA Timberlands I, LLC	100%
(T2) 730 Texas Timberlands, Ltd.	99.5%
(T1) TIAA Timberlands II, LLC	100%
(T1) TIAA-CREF Life Insurance Company	100%
(T2) TIAA-CREF Life Insurance Agency, LLC	100%
(T1) TIAA-CREF LPHC, LLC	100%
(T2) TIAA-CREF USREF I GP, LLC	100%
(T3) TIAA-CREF US Real Estate Fund I, LP	100%
(T4) TIAA-CREF USREF I REIT, LLC	99.99%
(T3) TIAA-CREF USREF I A.S., LLC	100%
(T2) TCAM SVREF I GP, LLC	100%
(T3) TCAM SVREF I A.S., LLC	100%
(T3) TIAA-CREF Asset Management Strategic Value Real Estate Fund I, L.P.	100%
(T4) TCAM SVREF I Properties, LLC	100%

(T4) TCAM SVREF I REIT, LLC	100%
(T2) TCAM DOF GP LLC	100%
(T3) TIAA-CREF Asset Management Distressed Opportunities Fund, L.P.	100%
(T1) TIAA-CREF Individual & Institutional Services, LLC	100%
(T1) TIAA-CREF International Holdings, LLC	100%
(T2) TIAA-CREF Asset Management UK Limited	100%
(T1) TIAA-CREF Investment Management, LLC	100%
(T1) TIAA-CREF Redwood, LLC	100%
(T2) Kaspick & Co., LLC	100%
(T1) TIAA Union Place Phase I, LLC	100%
(T1) WRC Properties, Inc.	100%
(T2) TCPC Associates, LLC	100%
(T1) TIAA-CREF Enterprises, Inc.	100%
(T2) Teachers Advisors, Inc.	100%
(T2) Teachers Personal Investors Services, Inc.	100%
(T2) TIAA-CREF Tuition Financing, Inc.	100%
(T2) TCAM Core Property Fund GP, LLC	100%
(T3) TIAA-CREF Asset Management Core Property Fund, LP	.1%
(T4) TCAM Core Property Fund REIT LLC	99%
(T5) TCAM Core Property Fund Operating GP LLC	100.0%
(T6) TCAM Core Property Fund Operating LP	.1%
(T7) T-C Stonecrest LLC	100%
(T7) T-C King Street Station LLC	100%
(T7) T-C Cypress Park West LLC	100%
(T7) T-C Roosevelt Square LLC	100%

Real Estate Separate Account
(T1) Seneca Industrial Holdings LLC	100%
(T1) T-C 701 Brickell LLC	100%
(T1) T-C Four Oaks Place LLC	100%
(T1) T-C Legacy at Westwood LLC	100%
(T1) T-C Preston Sherry Plaza LLC	100%
(T1) T-C Regents Court LLC	100%
(T1) T-C The Caruth LLC	100%
(T1) T-C The Colorado LLC	100%
(T1) Teachers REA, LLC	100%
(T2) REA Europe SARL	100%
(T3) REA Lux 1 SARL	100%
(T4) Provence 110	100%
(T2) Teachers REA III, LLC	99%
(T2) TIAA-CREF Global Separate Real Estate Company LLC	100%
(T2) TREA GA Reserve, LLC	100%
(T2) TREA 10 Schalks Crossing Road, LLC	100%
(T2) Teachers Belvidere Properties, LLC	100%
(T2) TIAA West Town Mall, LLC	100%
(T2) Bisys Crossings I, LLC	100%
(T2) Light Street Partners LLP	10%
(T2) TREA Broadlands, LLC	100%
(T2) TREA 1401 H, LLC	100%
(T2) TREA Weston, LLC	100%
(T2) TREA Wilshire Rodeo, LLC	100%
(T1) Teachers REA II, LLC	100%
(T2) Light Street Partners LLP (90%-Teachers REA II,LLC; 10%-Teachers REA, LLC)	90%
(T3) Light Street Partners Ballston, Inc.	100%
(T1) Teachers REA III, LLC	1%
(T1) TIAA Florida Mall, LLC	100%
(T1) TIAA Miami International Mall, LLC	100%
(T1) TREA Florida Retail, LLC	100%
(T1) TREA Pacific Plaza, LLC	100%
(T1) TREA Retail Fund-K, LLC	100%
(T1) TREA Retail Property Portfolio 2006, LLC	100%

Footnotes
(T1) Tier 1 subsidiary directly owned by TIAA
(T2) Tier 2 subsidiary owned by the Tier 1 sub
(T3) Tier 3 subsidiary owned by the Tier 2 sub
(T4) Tier 4 subsidiary owned by the Tier 3 sub
(T5) Tier 5 subsidiary owned by the Tier 4 sub
(T6) Tier 6 subsidiary owned by the Tier 5 sub
(T7) Tier 7 subsidiary owned by the Tier 6 sub

Additional entities, comprised of joint venture subsidiaries, are not individually listed herein. While they technically are controlled by TIAA by virtue of the grant of voting rights to TIAA upon creation of each subsidiary, TIAA does not actively control the day-to-day activities and instead defers to its partners.

Item 27. Number of Contractowners

As of February 28, 2009 there were 18,306 owners of the contracts.

Item 28. Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC, acts as principal underwriter for Registrant, College Retirement Equities Fund, and the TIAA Real Estate Account.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Maliz E. Beams	Manager, President and Chief Executive Officer

Peter A. Case	Director, Operations

Patricia A. Conti	Vice President and Chief Financial Officer

Jorge Gutierrez	Treasurer

Mitchell Hedstrom	Manager

Paul Van Heest	Manager

Peter Kennedy	Manager

Matthew Kurzweil	Manager

Samuel Turvey	Chief Compliance Officer

Marjorie Pierre-Merritt	Secretary

Adym W. Rygmyr	Vice President and Chief Legal Officer

*	The principal business address is: TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017.

(c) Not Applicable.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, PO Box 27128, New York, New York 10087-7128, Citistorage, 5 North 11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 23rd day of April, 2009.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY
ASSOCIATION OF AMERICA (On behalf of
Registrant and itself)

By:	/s/ Roger W. Ferguson, Jr.
Name:	Roger W. Ferguson, Jr.
Title:	President and Chief Executive Officer and Trustee

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 23, 2009 in the capacities indicated.

Signature	Title
/s/ Roger W. Ferguson, Jr.	President and Chief Executive Officer and Trustee
Roger W. Ferguson, Jr.	(Principal Executive Officer)

/s/ Georganne C. Proctor	Executive Vice President and Chief Financial Officer
Georganne C. Proctor	(Principal Financial Officer and
Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE
* Elizabeth E. Bailey	* Sidney A Ribeau

* Glenn A. Britt	* Dorothy K. Robinson

* Robert C. Clark	* David L. Shedlarz

* Edward M. Hundert M.D.	* David F. Swensen

* Marjorie Fine Knowles	* Ronald L. Thompson

* David K. Peterson	* Marta Tienda

* Rosalie J. Wolf

*	Signed by Stewart P. Greene as attorney-in-fact pursuant to powers of attorney filed herewith.

/s/ Stewart P. Greene
Stewart P. Greene
Attorney-in-fact

Exhibit Index

(4)	(E.1)	Group Annuity Contract

	(E.2)	Endorsement to Group Annuity Contract

	(E.3)	Endorsement to TIAA Group Annuity Contract

	(H)	Minimum Distribution Annuity Contract Endorsement – Cashable

	(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable

(8)	(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2.

(9)		Opinion and consent of Jonathan Feigelson, Esquire

(10)	(A)	Consent of Dechert LLP

	(B)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

	(C)	Consent of Jonathan Feigelson, Esquire

(13)		Powers of Attorney